UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 1

First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
  Semi-Annual Report
    March 31, 2023
----------------------


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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2023


Shareholder Letter.......................................................................   2
Market Overview..........................................................................   3
Fund Performance Overview

Portfolio of Investments




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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2023

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2023.

I am constantly amazed by the depth and breadth of innovation that occurs when people from different geographic, economic, cultural, and educational backgrounds come together to solve problems. Many of the greatest companies to ever exist found their humble beginnings in the simple premise that problems are best solved through ingenuity and cooperation. That idea is still alive and well today, in my opinion. Take, as examples, the recent flood of interest sparked by artificial intelligence programs, advances in robotics, new medicines, more fuel-efficient gasoline engines, electric and hybrid vehicles, quantum computing, developments in wind and solar power; the list goes on and on. That said, the global economy is facing serious issues such as stubborn inflation and the specter of slowing economic growth to name a few.

As many investors know, the global financial system is currently navigating the fallout of the banking crisis that took lending markets by storm in March 2023.
The turmoil that started in the U.S. with the failure of Silicon Valley Bank quickly spread around the globe, leading the Swiss government to broker the merger of two of Switzerland's largest banks. In the U.S., the Federal Reserve
(the "Fed") created the Bank Term Funding Program, which allocated capital to help assure that banks can meet the needs of their depositors. Furthermore, inflation remains elevated on a global scale. Each of the countries that comprise the so-called Group of Ten is currently battling levels of inflation that are higher than the targets set by their central banks, according to data from Bloomberg. Additionally, political unrest stemming from the war between
Russia and Ukraine remains a significant factor, with the potential to disturb global fuel and energy supplies as well as provoke interference from other foreign powers.

In the U.S., inflation, as measured by the trailing 12-month rate on the
Consumer Price Index, stood at 5.0% as of March 31, 2023, well above the Fed's stated goal of 2.0%. Despite signals pointing to a potential slowdown in economic growth in the U.S., the Fed stayed the course with regards to interest rate policy. Since February 28, 2022, the Fed raised the Federal Funds target rate (upper bound) a total of nine times, increasing the rate from 0.25%, where it stood on February 28, 2022, to 5.00% as of March 31, 2023.

Global markets have been resilient over time, and the S&P 500(R) Index has never failed to recover from a bear market. While the issues plaguing the U.S. and global economies are severe, they are not insurmountable, in my view. As Brian
Wesbury, Chief Economist at First Trust, recently wrote: "what made America strong is ... its human resources and freedom." We will continue to work the problems before us with ingenuity and resolve, as we always have.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2023

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The latest global growth forecast from the International Monetary Fund ("IMF")
released in April 2023 sees real gross domestic product growth rising by 2.8%
worldwide in 2023, down from its 2.9% projection in January 2023. The IMF is calling for a 1.6% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 3.9%
this year, down from the IMF's 4.0% estimate in January 2023. The IMF notes that risks to their global outlook are squarely to the downside, especially given the recent turmoil in the Financials sector as well as stubbornly high inflation.

In the U.S., inflation, as measured by the Consumer Price Index ("CPI"), stood at 5.0% on a trailing 12-month basis at the end of March 2023, according to the
U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the CPI remains above its 30-year average of
2.5% as of March 31, 2023, and even further from the Federal Reserve's (the
"Fed") target of 2.0%.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The major U.S. stock indices delivered positive results over the past six months. The S&P 500(R) (the "Index"), S&P MidCap 400(R) and S&P SmallCap 600(R)
Indices posted total returns of 15.62%, 15.00% and 12.00%, respectively, for the six-month period ended March 31, 2023. Each of the 11 major sectors that comprise the Index were up on a total return basis. The top performer was the
Information Technology sector, up 27.59%, while the worst showing came from the
Consumer Discretionary sector, up 4.31%.

A Bloomberg survey of twenty-four equity strategists found that their average
2023 year-end price target for the Index was 4,025, as of April 19, 2023, according to its own release. The highest and lowest estimates were 4,750 and
3,225, respectively. Brian Wesbury, Chief Economist at First Trust, announced in
December 2022 that his 2023 year-end price target stood at 3,900. The Index closed trading on March 31, 2023, at 4,109. The outlook for corporate earnings in 2023 has turned negative. Bloomberg's consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.67% and 11.56%, respectively, as of April 21, 2023.

The broader foreign stock indices posted positive total returns over the past six months. Between September 30, 2022, and March 31, 2023, the MSCI World ex
USA and MSCI Emerging Markets equity indices posted total returns of 25.50%
(USD) and 14.04% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate
Index of higher quality debt posted a total return of 7.69% (USD), while the
Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by
9.87% (USD), according to Bloomberg. The U.S. dollar fell by 8.57% over the past six months against a basket of major currencies, as measured by the U.S. Dollar
Index (DXY). The sizable decline in the dollar provided a boost to the performance of both foreign stock and bond indices, in our opinion.

Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The
Bloomberg Municipal Bond: Long Bond (22+ Years) Index posted a total return of
9.68% for the six-month period ended March 31, 2023. The worst-performing U.S.
debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S.
Treasury: Intermediate Index posted a total return of 3.31%. The yield on the benchmark 10-Year Treasury Note ("T-Note") fell by 36 basis points in the period to close at 3.47% on March 31, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.19% for the 10-year period ended March 31, 2023.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select
Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index is compiled and maintained by STOXX Limited (the "Index
Provider"). According to the Index Provider, the STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria,
Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland,
Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland
and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60%
or less.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 24.94%    -7.13%     1.40%     4.42%       -1.47%      7.19%     54.07%     -20.58%
Market Price                        25.59%    -6.85%     1.42%     4.36%       -1.47%      7.29%     53.21%     -20.61%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                24.45%    -8.17%     1.72%     4.76%       -1.06%      8.91%     59.16%     -15.31%
STOXX(R) Europe 600 Index           32.04%     0.64%     4.34%     5.54%        2.68%     23.68%     71.47%      51.01%
MSCI Europe Index                   31.95%     1.38%     4.35%     5.36%        2.49%     23.74%     68.50%      46.75%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index ("STOXX Index") is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland
("STOXX"), Deutsche Borse Group or their licensors, which is used under license.
The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Borse Group or their licensors, research partners or data providers and STOXX, Deutsche Borse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability
(whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX
Index or its data.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    32.3%
Materials                                     18.9
Utilities                                     13.5
Consumer Discretionary                        10.8
Industrials                                    8.0
Real Estate                                    6.8
Communication Services                         6.3
Energy                                         3.4
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Yara International ASA                         4.8%
Taylor Wimpey PLC                              4.7
Glencore PLC                                   4.6
Rio Tinto PLC                                  4.3
AP Moller - Maersk A/S, Class A                4.3
Legal & General Group PLC                      4.2
Endesa S.A.                                    4.1
ACS Actividades de Construccion y
   Servicios S.A.                              3.7
Close Brothers Group PLC                       3.4
NN Group N.V.                                  3.4
                                             ------
  Total                                       41.5%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2012 - MARCH 31, 2023

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/12    $10,000                           $10,000                    $10,000             $10,000
3/31/13      9,991                            10,006                     11,027              10,991
9/30/13     11,329                            11,381                     12,522              12,423
3/31/14     12,674                            12,751                     13,856              13,684
9/30/14     12,313                            12,407                     13,267              13,146
3/31/15     12,102                            12,232                     13,182              13,008
9/30/15     11,340                            11,428                     12,196              11,919
3/31/16     11,647                            11,802                     12,200              11,909
9/30/16     11,780                            11,932                     12,465              12,215
3/31/17     12,368                            12,578                     13,318              13,071
9/30/17     14,010                            14,250                     15,248              14,939
3/31/18     14,360                            14,623                     15,291              14,966
9/30/18     14,113                            14,404                     15,204              14,894
3/31/19     13,910                            14,221                     14,690              14,408
9/30/19     14,446                            14,759                     15,082              14,781
3/31/20     10,963                            11,443                     12,473              12,174
9/30/20     12,185                            12,569                     15,226              14,665
3/31/21     16,820                            17,450                     18,299              17,646
9/30/21     17,082                            17,771                     19,366              18,664
3/31/22     16,573                            17,344                     18,793              18,268
9/30/22     12,320                            12,797                     14,320              14,036
3/31/23     15,393                            15,926                     18,908              18,521


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

First Trust Alerian Disruptive Technology Real Estate ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Alerian Disruptive
Technology Real Estate Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "DTRE." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks, real estate investment trusts
("REITs") and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by VettaFi LLC
(the "Index Provider"). According to the Index Provider, the Index includes common stocks, REITs and depositary receipts of companies listed on a global securities exchange and included in the Global Industry Classification Standard
Real Estate sector within the S-Network Global 5000 Index and the S-Network
Global REIT Index and derive at least 50 percent of their revenues from the following disruptive technology business segments: (i) Rapid Data Transfer; (ii)
Distributed Data Handling; or (iii) E-Commerce Warehousing.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                  9.18%    -20.07%    1.29%     2.71%       1.89%       6.63%     30.63%      33.92%
Market Price                        10.63%    -20.16%    1.26%     2.68%       1.87%       6.47%     30.25%      33.48%

INDEX PERFORMANCE
Alerian Disruptive Technology
   Real Estate Index(1)(2)           8.94%    -22.46%     N/A       N/A         N/A         N/A       N/A         N/A
FTSE EPRA/NAREIT
   Developed Index                   8.22%    -20.63%    1.81%     3.36%       2.63%       9.37%     39.17%      49.85%
S&P Global REIT Index(3)             8.34%    -20.29%    2.41%     3.26%       2.57%      12.62%     37.83%      48.44%
MSCI World REIT Index(3)             6.32%    -20.13%    4.14%     4.48%       2.93%      22.48%     54.98%      56.85%
MSCI World Real Estate Index(2)(3)   6.34%    -19.94%    1.99%      N/A         N/A       10.34%      N/A         N/A
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On September 30, 2022, the Fund's underlying index changed from the FTSE
      EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real
      Estate Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3)   Prior to February 1, 2023, the Fund's primary benchmark indices were the
      S&P Global REIT Index and the MSCI World REIT Index. Effective February 1,
      2023, the Fund's primary benchmark index became the MSCI World Real Estate
      Index. The Fund's investment advisor believes the MSCI World Real Estate
      Index better reflects the investment strategies of the Fund.

-----------------------------
Alerian and Alerian Disruptive Technology Real Estate Index are service marks of
VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, "VettaFi"). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  100.0%
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                 7.2%
Equinix, Inc.                                  7.0
Digital Realty Trust, Inc.                     6.5
Crown Castle, Inc.                             6.2
American Tower Corp.                           6.2
SBA Communications Corp.                       6.0
Rexford Industrial Realty, Inc.                4.6
First Industrial Realty Trust, Inc.            4.4
EastGroup Properties, Inc.                     4.4
STAG Industrial, Inc.                          4.0
                                             ------
  Total                                       56.5%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust FTSE EPRA/ NAREIT Developed    FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/12     $10,000                                    $10,000              $10,000        $10,000
3/31/13      11,227                                     11,254               11,178         10,945
9/30/13      11,002                                     11,095               10,669         10,417
3/31/14      11,342                                     11,484               11,305         10,950
9/30/14      11,647                                     11,839               11,705         11,468
3/31/15      13,060                                     13,328               13,304         12,932
9/30/15      11,993                                     12,262               12,186         12,041
3/31/16      13,128                                     13,497               13,668         13,605
9/30/16      13,786                                     14,206               14,248         14,149
3/31/17      13,286                                     13,749               13,715         13,642
9/30/17      13,879                                     14,423               14,103         14,115
3/31/18      13,754                                     14,319               13,681         13,848
9/30/18      14,432                                     15,088               14,505         14,563
3/31/19      15,608                                     16,384               15,587         16,147
9/30/19      16,335                                     17,216               16,692         17,528
3/31/20      11,882                                     12,580               11,943         13,433
9/30/20      13,374                                     14,203               13,591         15,471
3/31/21      16,013                                     17,103               16,248         17,635
9/30/21      17,385                                     18,581               17,882         19,652
3/31/22      18,352                                     19,735               19,325         21,236
9/30/22      13,433                                     14,473               14,220         15,953
3/31/23      14,666                                     15,663               15,406         16,961


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Global Select
Dividend Index (the "Index"). The shares of the Fund are listed and trade on the
NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is compiled and maintained by S&P Dow Jones Indices LLC (the "Index
Provider"). According to the Index Provider, the Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 21.92%    -7.12%     3.04%     4.38%       3.19%      16.17%     53.53%      62.01%
Market Price                        22.08%    -7.32%     3.06%     4.35%       3.17%      16.25%     53.08%      61.61%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                   21.56%    -7.70%     3.33%     4.57%       3.37%      17.77%     56.33%      66.35%
Dow Jones World Developed
   Markets Index(SM)                18.55%    -7.02%     7.64%     8.88%       6.26%      44.53%    134.08%     154.12%
MSCI World Index                    18.25%    -7.02%     8.02%     8.85%       6.00%      47.09%    133.55%     144.52%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Dow Jones Global Select Dividend Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    32.4%
Industrials                                   12.8
Materials                                     11.7
Consumer Discretionary                         8.2
Communication Services                         8.0
Energy                                         8.0
Utilities                                      7.0
Real Estate                                    6.1
Consumer Staples                               5.8
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hapag-Lloyd AG                                 3.0%
Mitsui OSK Lines Ltd.                          2.1
Nippon Yusen KK                                1.8
Peyto Exploration & Development Corp.          1.6
Sitio Royalties Corp., Class A                 1.6
Enagas S.A.                                    1.5
ICL Group Ltd.                                 1.5
Yara International ASA                         1.5
Camping World Holdings, Inc., Class A          1.4
AP Moller - Maersk A/S, Class A                1.4
                                             ------
  Total                                       17.4%
                                             ======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/12     $10,000                           $10,000                     $10,000                       $10,000
3/31/13      10,518                            10,513                      11,120                        11,042
9/30/13      11,439                            11,452                      12,144                        12,021
3/31/14      12,577                            12,608                      13,313                        13,146
9/30/14      12,418                            12,443                      13,599                        13,487
3/31/15      12,054                            12,090                      14,118                        13,939
9/30/15      10,616                            10,597                      12,967                        12,802
3/31/16      11,291                            11,345                      13,657                        13,459
9/30/16      12,068                            12,082                      14,517                        14,256
3/31/17      12,739                            12,819                      15,744                        15,446
9/30/17      13,775                            13,860                      17,224                        16,845
3/31/18      13,902                            13,956                      18,009                        17,534
9/30/18      14,087                            14,183                      19,153                        18,739
3/31/19      13,342                            13,433                      18,598                        18,250
9/30/19      13,634                            13,726                      19,381                        19,082
3/31/20       9,867                             9,960                      16,513                        16,353
9/30/20      11,401                            11,555                      21,341                        21,066
3/31/21      16,316                            16,622                      25,823                        25,189
9/30/21      16,764                            17,103                      27,665                        27,141
3/31/22      17,389                            17,809                      27,998                        27,742
9/30/22      13,245                            13,520                      21,956                        21,809
3/31/23      16,148                            16,435                      26,029                        25,789


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM)
Index (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must be issued by a company that is actively engaged in some aspect of the wind energy industry, such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry. In addition, in order to be eligible for inclusion in the Index a security must have a market capitalization of at least $100 million, a minimum three-month average daily dollar trading volume of $500,000, a minimum free float of 25%, be listed on an Index-eligible global exchange and have seasoned on an Index-eligible global exchange for at least three months.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (6/18/08)     Ended     Ended     (6/18/08)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 18.85%    -7.47%     8.14%     11.45%      -1.48%     47.87%    195.78%     -19.76%
Market Price                        18.62%    -8.01%     8.02%     11.47%      -1.50%     47.08%    196.26%     -20.03%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy(TM) Index                 18.70%    -7.73%     9.03%     12.33%      -0.70%     54.06%    219.76%      -9.81%
Russell 3000(R) Index               14.88%    -8.58%    10.45%     11.73%       9.72%     64.37%    203.26%     294.02%
MSCI World Index                    18.25%    -7.02%     8.02%      8.85%       6.49%     47.09%    133.55%     153.47%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Global Wind Energy(TM) Index are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     63.7%
Industrials                                   33.3
Materials                                      2.6
Energy                                         0.4
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
EDP Renovaveis S.A.                            8.6%
Northland Power, Inc.                          8.0
Vestas Wind Systems A/S                        7.9
Orsted A/S                                     7.5
China Longyuan Power Group Corp., Ltd.,
   Class H                                     4.9
Boralex, Inc., Class A                         3.5
Nordex SE                                      2.4
Innergex Renewable Energy, Inc.                2.3
General Electric Co.                           2.2
ERG S.p.A.                                     2.2
                                             ------
  Total                                       49.5%
                                             ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Global     ISE Clean Edge Global     Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy(TM) Index     Index               Index
            ------------------     ---------------------     ---------------     ----------
9/30/12     $10,000                $10,000                   $10,000             $10,000
3/31/13      11,476                 11,475                    11,135              11,042
9/30/13      15,662                 15,754                    12,159              12,021
3/31/14      18,242                 18,421                    13,652              13,146
9/30/14      17,569                 17,778                    14,318              13,486
3/31/15      16,908                 17,195                    15,339              13,938
9/30/15      16,274                 16,576                    14,247              12,801
3/31/16      18,435                 18,946                    15,287              13,458
9/30/16      21,224                 21,847                    16,378              14,255
3/31/17      21,078                 21,891                    18,047              15,445
9/30/17      22,543                 23,430                    19,440              16,844
3/31/18      22,953                 23,819                    20,538              17,533
9/30/18      21,883                 22,864                    22,857              18,738
3/31/19      23,122                 24,218                    22,338              18,249
9/30/19      23,543                 24,797                    23,524              19,081
3/31/20      22,032                 23,359                    20,301              16,352
9/30/20      31,885                 33,866                    27,053              21,065
3/31/21      41,055                 43,887                    32,994              25,187
9/30/21      38,823                 41,690                    35,684              27,138
3/31/22      36,685                 39,768                    36,936              27,739
9/30/22      28,563                 30,912                    29,394              21,811
3/31/23      33,942                 36,694                    33,769              25,789


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

First Trust Alerian U.S. NextGen Infrastructure ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Alerian U.S. NextGen
Infrastructure Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "RBLD." The Fund will normally invest in at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and real estate investment trusts ("REITs") that comprise the Index.

The Index is developed, maintained and sponsored by VettaFi LLC (the "Index
Provider"). According to the Index Provider, the Index seeks to provide exposure to U.S. infrastructure companies with securities listed on recognized U.S.
securities exchanges that build, operate and own infrastructure assets. U.S.
infrastructure companies are companies that are domiciled and incorporated in the United States and are included in the Global Industry Classification
("GICS") sub-industries or custom segments within the S-Network US Equity WR
3000 Index. According to the Index Provider, in addition to comprising one of the GICS sub-industries or custom segments, in order to be eligible for inclusion in the Index a company's stock must trade on a recognized U.S. stock exchange and meet the size, float and liquidity standards of the Index.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 15.74%    -6.24%    -0.49%      3.45%       5.40%     -2.45%     40.40%     114.07%
Market Price                        15.72%    -6.18%    -0.45%      3.47%       5.40%     -2.22%     40.71%     114.00%

INDEX PERFORMANCE
Alerian U.S. NextGen
   Infrastructure Index(1) (2)      16.08%    -4.29%      N/A       N/A         N/A         N/A       N/A         N/A
MSCI World Industrials Index        26.19%    -0.90%     6.11%      8.39%       9.65%     34.51%    123.82%     279.21%
Russell 3000(R) Index               14.88%    -8.58%    10.45%     11.73%      12.32%     64.37%    203.26%     436.45%
MSCI USA Infrastructure Index(2)     8.53%    -4.78%     7.12%      6.63%       N/A       41.06%     89.95%       N/A
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On July 29, 2022, the Fund's underlying index changed from the ISE Global
      Engineering and Construction(TM) Index to Alerian U.S. NextGen
      Infrastructure Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

-----------------------------
Alerian and Alerian U.S. NextGen Infrastructure Index ("Index") are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P.
The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, "VettaFi"). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   43.5%
Utilities                                     30.2
Information Technology                         8.1
Energy                                         7.4
Materials                                      6.2
Real Estate                                    4.6
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Cloudflare, Inc., Class A                      1.4%
Okta, Inc.                                     1.3
Builders FirstSource, Inc.                     1.3
MongoDB, Inc.                                  1.2
General Electric Co.                           1.2
Reliance Steel & Aluminum Co.                  1.2
Quanta Services, Inc.                          1.1
A.O. Smith Corp.                               1.1
Snowflake, Inc., Class A                       1.1
PACCAR, Inc.                                   1.1
                                             ------
  Total                                       12.0%
                                             ======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Alerian U.S.           MSCI World Industrials         Russell 3000(R)     MSCI USA Infrastructure
            NextGen Infrastructure ETF         Index                          Index               Index
            ------------------------------     --------------------------     ---------------     -----------------------
9/30/12     $10,000                            $10,000                        $10,000             $10,000
3/31/13      11,029                             11,489                         11,135              10,693
9/30/13      12,504                             12,818                         12,159              10,468
3/31/14      13,698                             13,975                         13,652              11,591
9/30/14      12,761                             13,865                         14,318              12,456
3/31/15      12,432                             14,353                         15,339              12,771
9/30/15      11,843                             12,899                         14,247              11,922
3/31/16      12,568                             14,244                         15,287              13,666
9/30/16      13,312                             15,211                         16,378              14,233
3/31/17      14,285                             16,603                         18,047              14,810
9/30/17      15,761                             18,504                         19,440              14,969
3/31/18      15,873                             19,116                         20,538              14,398
9/30/18      16,025                             19,867                         22,857              15,596
3/31/19      14,166                             19,023                         22,338              16,700
9/30/19      13,517                             19,792                         23,524              18,664
3/31/20      10,434                             15,695                         20,301              15,594
9/30/20      12,502                             20,577                         27,053              17,183
3/31/21      16,476                             25,575                         32,994              19,064
9/30/21      16,273                             26,140                         35,684              19,269
3/31/22      16,514                             25,950                         36,936              21,330
9/30/22      13,379                             20,377                         29,395              18,715
3/31/23      15,485                             25,714                         33,769              20,311


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq
Clean Edge Smart Grid Infrastructure(TM) Index (the "Index"). The shares of the
Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol
"GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index (the
"Index Providers"). According to the Index Providers, the Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 30.18%     5.17%    15.77%     13.05%      10.39%     107.96%   241.03%     274.99%
Market Price                        30.41%     5.38%    15.79%     13.08%      10.39%     108.11%   241.91%     275.03%

INDEX PERFORMANCE
Nasdaq Clean Edge Smart Grid
   Infrastructure(TM) Index         29.97%     5.43%    16.82%     13.96%      11.29%     117.52%   269.34%     317.92%
Russell 3000(R) Index               14.88%    -8.58%    10.45%     11.73%      12.26%     64.37%    203.26%     369.22%
S&P Composite 1500(R) Industrials
   Index                            23.27%     0.85%     8.75%     11.29%      12.40%     52.12%    191.33%     376.97%
MSCI World Industrials Index        26.19%    -0.90%     6.11%      8.39%       9.00%     34.51%    123.82%     216.36%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R), Clean Edge(R), and Nasdaq Clean Edge Smart Grid Infrastructure(TM)
Index are registered trademarks and service marks of Nasdaq, Inc. and Clean
Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   49.3%
Information Technology                        25.3
Utilities                                     19.2
Consumer Discretionary                         6.2
Materials                                      0.0*
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
National Grid PLC                              8.3%
Schneider Electric SE                          8.0
ABB Ltd.                                       8.0
Eaton Corp. PLC                                7.6
Johnson Controls International PLC             7.5
Samsung SDI Co., Ltd.                          4.2
Quanta Services, Inc.                          4.0
Enphase Energy, Inc.                           3.9
Aptiv PLC                                      3.7
SolarEdge Technologies, Inc.                   3.7
                                             ------
  Total                                       58.9%
                                             ======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust NASDAQ(R)         NASDAQ                       Russell                             MSCI World
            Clean Edge(R) SmartGrid       Clean Edge Smart Grid        3000(R)     S&P Composite 1500(R)   Industrials
            Infrastructure Index Fund     Infrastructure(TM) Index     Index       Industrials Index       Index
            -------------------------     ------------------------     -------     -------------------     -----------
9/30/12     $10,000                       $10,000                      $10,000     $10,000                 $10,000
3/31/13      11,152                        11,199                       11,135      11,692                  11,489
9/30/13      11,844                        11,959                       12,159      13,073                  12,818
3/31/14      13,641                        13,831                       13,652      14,829                  13,975
9/30/14      12,577                        12,799                       14,318      15,069                  13,865
3/31/15      12,762                        13,033                       15,339      16,064                  14,353
9/30/15      11,322                        11,579                       14,247      14,530                  12,899
3/31/16      12,476                        12,845                       15,287      16,410                  14,244
9/30/16      14,234                        14,677                       16,378      17,401                  15,211
3/31/17      15,277                        15,823                       18,047      19,583                  16,603
9/30/17      18,038                        18,734                       19,440      21,400                  18,504
3/31/18      18,292                        19,017                       20,538      22,391                  19,116
9/30/18      17,740                        18,536                       22,857      23,963                  19,867
3/31/19      16,323                        17,111                       22,338      23,019                  19,023
9/30/19      18,685                        19,734                       23,524      24,149                  19,792
3/31/20      16,234                        17,267                       20,301      18,527                  15,695
9/30/20      23,935                        25,526                       27,053      24,448                  20,576
3/31/21      32,793                        35,177                       32,994      31,980                  25,574
9/30/21      35,498                        38,278                       35,684      32,010                  26,137
3/31/22      36,162                        39,231                       36,936      33,777                  25,947
9/30/22      29,214                        31,823                       29,395      27,634                  20,377
3/31/23      38,031                        41,360                       33,769      34,064                  25,714


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Indxx Global Natural
Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 11.53%    -12.58%    7.67%     -2.22%      -2.29%     44.67%    -20.14%     -26.07%
Market Price                        11.54%    -12.90%    7.72%     -2.26%      -2.30%     45.03%    -20.46%     -26.16%

INDEX PERFORMANCE
Indxx Global Natural Resources
   Income Index*                    12.03%    -12.20%    8.85%      N/A         N/A       52.83%      N/A         N/A
MSCI ACWI Materials Index           22.37%     -9.40%    6.26%      5.38%       4.16%     35.47%     68.81%      70.19%
MSCI ACWI Index                     17.78%     -7.44%    6.94%      8.06%       8.10%     39.88%    117.12%     176.43%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural
Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and Indxx Global Natural Resources Income Index ("Index") are trademarks of Indxx, Inc. ("Indxx") and have been licensed for use for certain purposes by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and
Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     58.4%
Energy                                        27.9
Consumer Staples                               8.4
Utilities                                      5.3
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
BHP Group Ltd., ADR                           10.3%
Rio Tinto PLC, ADR                             9.8
Vale S.A., ADR                                 9.7
Suncor Energy, Inc.                            7.1
Fortescue Metals Group Ltd.                    4.8
Archer-Daniels-Midland Co.                     4.6
Ecopetrol S.A., ADR                            4.3
Petroleo Brasileiro S.A., ADR                  4.3
Nutrien Ltd.                                   4.2
Coterra Energy, Inc.                           3.7
                                             ------
  Total                                       62.8%
                                             ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Indxx Global         MSCI ACWI           MSCI ACWI
            Natural Resources Income ETF     Materials Index     Index
            ----------------------------     ---------------     ---------
9/30/12     $10,000                          $10,000             $10,000
3/31/13       9,127                           10,015              10,955
9/30/13       7,973                           10,039              11,773
3/31/14       7,916                           10,531              12,771
9/30/14       7,784                           10,241              13,106
3/31/15       6,103                            9,787              13,464
9/30/15       4,087                            7,828              12,233
3/31/16       3,821                            8,571              12,879
9/30/16       4,095                            9,710              13,696
3/31/17       4,376                           10,777              14,816
9/30/17       4,729                           12,017              16,250
3/31/18       5,039                           12,480              17,004
9/30/18       5,255                           12,572              17,839
3/31/19       5,185                           12,102              17,459
9/30/19       5,023                           11,966              18,086
3/31/20       3,758                            9,529              15,494
9/30/20       4,431                           13,368              19,973
3/31/21       6,234                           16,829              23,954
9/30/21       6,330                           16,952              25,454
3/31/22       8,340                           18,662              25,698
9/30/22       6,538                           13,816              20,195
3/31/23       7,288                           16,907              23,786


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the
"Index"). The shares of the Fund are listed and traded on The Nasdaq Stock
Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The
Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 10.35%    -10.92%    3.94%     -6.58%     -10.47%     21.33%    -49.40%     -76.39%
Market Price                        10.14%    -11.43%    3.87%     -6.62%     -10.49%     20.89%    -49.58%     -76.45%

INDEX PERFORMANCE
Indxx Global Agriculture Index*     10.22%    -10.39%    5.07%      N/A         N/A       28.05%      N/A         N/A
MSCI ACWI Index                     17.78%     -7.44%    6.94%      8.06%       8.10%     39.88%    117.12%     176.43%
MSCI ACWI Materials Index           22.37%     -9.40%    6.26%      5.38%       4.16%     35.47%     68.81%      70.19%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global
Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Indxx Global Agriculture Index ("Index") are trademarks of Indxx,
Inc. ("Indxx") and have been licensed for use for certain purposes by First
Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product.
The Index is determined, composed and calculated by Indxx without regard to
First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     50.9%
Industrials                                   28.5
Health Care                                   10.6
Consumer Staples                               6.8
Consumer Discretionary                         3.2
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Bayer AG                                      10.6%
Deere & Co.                                    9.9
BASF SE                                        8.4
Corteva, Inc.                                  7.5
Nutrien Ltd.                                   4.2
Industries Qatar QSC                           4.0
CNH Industrial N.V.                            3.8
Wilmar International Ltd.                      3.7
Kubota Corp.                                   3.3
Mahindra & Mahindra Ltd.                       3.2
                                             ------
  Total                                       58.6%
                                             ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Indxx          MSCI ACWI     MSCI ACWI
            Global Agriculture ETF     Index         Materials Index
            ----------------------     ---------     ---------------
9/30/12     $10,000                    $10,000       $10,000
3/31/13       9,581                     10,955        10,015
9/30/13       9,016                     11,773        10,039
3/31/14       8,957                     12,771        10,531
9/30/14       8,056                     13,106        10,241
3/31/15       6,667                     13,464         9,787
9/30/15       3,932                     12,233         7,828
3/31/16       3,040                     12,879         8,571
9/30/16       3,188                     13,696         9,710
3/31/17       3,660                     14,816        10,777
9/30/17       4,051                     16,250        12,017
3/31/18       3,996                     17,004        12,480
9/30/18       3,989                     17,839        12,572
3/31/19       3,572                     17,459        12,102
9/30/19       3,586                     18,086        11,965
3/31/20       2,560                     15,494         9,528
9/30/20       3,474                     19,973        13,367
3/31/21       4,845                     23,954        16,828
9/30/21       4,790                     25,455        16,952
3/31/22       5,441                     25,697        18,660
9/30/22       4,394                     20,195        13,816
3/31/23       4,849                     23,786        16,907


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including
Hong Kong) and South Korea that are accessible for investment by U.S. investors.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 10.12%    -14.53%   -1.92%     2.20%       0.41%      -9.23%     24.30%       5.40%
Market Price                         9.91%    -13.65%   -2.01%     2.19%       0.40%      -9.67%     24.20%       5.27%

INDEX PERFORMANCE
ISE BICK(TM) Index                   9.85%    -14.63%   -0.86%     3.14%       1.29%      -4.23%     36.28%      18.08%
MSCI ACWI Index                     17.78%     -7.44%    6.94%     8.06%       7.81%      39.88%    117.12%     165.05%
MSCI Emerging Markets Index         14.04%    -10.70%   -0.88%     2.02%       2.05%      -4.32%     22.13%      30.15%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R) and ISE BICK(TM) Index are registered trademarks and service marks of
Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.5%
Consumer Discretionary                        20.9
Information Technology                        10.7
Industrials                                    9.2
Materials                                      8.7
Communication Services                         7.4
Utilities                                      5.7
Health Care                                    5.3
Energy                                         4.8
Consumer Staples                               3.8
Real Estate                                    1.0
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
ReNew Energy Global PLC, Class A               2.4%
Dr. Reddy's Laboratories Ltd., ADR             2.0
WNS (Holdings) Ltd., ADR                       2.0
ICICI Bank Ltd., ADR                           1.9
Larsen & Toubro Ltd., GDR                      1.9
Axis Bank Ltd., GDR                            1.9
Reliance Industries Ltd., GDR                  1.9
State Bank of India, GDR                       1.9
HDFC Bank Ltd., ADR                            1.8
Infosys Ltd., ADR                              1.8
                                             ------
  Total                                       19.5%
                                             ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust BICK     ISE BICK(TM)     MSCI ACWI     MSCI Emerging
            Index Fund           Index            Index         Markets Index
            ----------------     ------------     ---------     -------------
9/30/12     $10,000              $10,000          $10,000       $10,000
3/31/13      10,182               10,176           10,955        10,364
9/30/13      10,252               10,338           12,897        10,466
3/31/14      10,769               10,908           13,991        10,611
9/30/14      11,065               11,272           14,358        10,916
3/31/15      10,389               10,660           14,750        10,657
9/30/15       8,393                8,560           13,402         8,810
3/31/16       9,027                9,288           14,110         9,375
9/30/16      10,407               10,703           15,005        10,289
3/31/17      11,290               11,666           16,232        10,989
9/30/17      13,232               13,754           17,803        12,600
3/31/18      14,199               14,735           18,629        13,710
9/30/18      12,330               12,983           19,544        12,498
3/31/19      12,822               13,575           19,128        12,712
9/30/19      12,113               12,857           19,815        12,247
3/31/20       9,756               10,464           16,976        10,465
9/30/20      13,817               14,819           21,884        13,539
3/31/21      17,805               19,242           26,245        16,576
9/30/21      16,343               17,807           27,888        16,004
3/31/22      15,080               16,532           28,156        14,692
9/30/22      11,704               12,847           22,128        11,504
3/31/23      12,656               13,867           23,786        12,657


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (2/17/11)     Ended     Ended     (2/17/11)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 25.61%    -6.09%     7.39%     11.60%      8.56%       42.81%   199.65%     170.33%
Market Price                        25.63%    -6.28%     7.34%     11.60%      8.54%       42.48%   199.72%     169.80%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic
   Index(SM) (1) (2)                25.87%    -5.84%      N/A       N/A         N/A         N/A       N/A         N/A
MSCI ACWI Information
   Technology Index                 27.38%    -7.49%    15.63%     17.20%      14.70%     106.73%   389.02%     426.87%
MSCI ACWI Index                     17.78%    -7.44%     6.94%      8.06%       7.37%      39.88%   117.12%     136.77%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA
      Smartphone(TM) Index to the Indxx 5G & NextG Thematic Index(SM).
      Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

-----------------------------
Indxx and Indxx 5G & NextG Thematic Index(SM) ("Index") are trademarks of Indxx,
Inc. ("Indxx") and have been licensed for use for certain purposes by First
Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product.
The Index is determined, composed and calculated by Indxx without regard to
First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        61.5%
Communication Services                        28.7
Real Estate                                    5.5
Consumer Discretionary                         2.9
Industrials                                    1.4
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NVIDIA Corp.                                   1.9%
Renesas Electronics Corp.                      1.8
Advanced Micro Devices, Inc.                   1.6
STMicroelectronics N.V.                        1.6
Lenovo Group Ltd.                              1.6
LG Electronics, Inc.                           1.5
Arista Networks, Inc.                          1.5
BT Group PLC                                   1.5
Infrastrutture Wireless Italiane S.p.A.        1.5
ZTE Corp., Class H                             1.5
                                             ------
  Total                                       16.0%
                                             ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Indxx         MSCI ACWI Information     MSCI ACWI
            NextG ETF                 Technology Index          Index
            ---------------------     ---------------------     ---------
9/30/12     $10,000                   $10,000                   $10,000
3/31/13      11,558                    10,197                    10,955
9/30/13      14,061                    11,126                    11,773
3/31/14      15,525                    12,640                    12,771
9/30/14      16,334                    13,725                    13,106
3/31/15      17,835                    14,656                    13,464
9/30/15      15,623                    13,561                    12,233
3/31/16      16,781                    14,940                    12,879
9/30/16      18,686                    16,663                    13,696
3/31/17      21,106                    18,664                    14,816
9/30/17      23,113                    21,660                    16,250
3/31/18      24,255                    24,123                    17,004
9/30/18      23,159                    26,608                    17,839
3/31/19      22,826                    26,201                    17,459
9/30/19      23,570                    28,289                    18,086
3/31/20      21,939                    27,958                    15,494
9/30/20      28,040                    40,958                    19,973
3/31/21      34,643                    48,007                    23,954
9/30/21      36,624                    53,364                    25,455
3/31/22      36,880                    53,908                    25,699
9/30/22      27,572                    39,149                    20,195
3/31/23      34,633                    49,868                    23,786


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

The First Trust S-Network Future Vehicles & Technology ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the S-Network Electric &
Future Vehicle Ecosystem Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The
Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by VettaFi LLC
(the "Index Provider"). According to the Index Provider, to be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange and engaged in one of the following sectors: (a) electric and autonomous vehicle manufacturing; (b) enabling technologies; (c) enabling materials; or (d) the development and manufacture of future automotive technology and products.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended      (5/9/11)     Ended     Ended      (5/9/11)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 27.30%    -10.05%    6.66%     7.47%       6.43%      38.04%    105.47%     109.80%
Market Price                        26.61%    -10.41%    6.61%     7.43%       6.40%      37.71%    104.75%     109.20%

INDEX PERFORMANCE
S-Network Electric & Future
   Vehicle Ecosystem Index(1)       27.21%    -10.33%     N/A       N/A         N/A         N/A       N/A         N/A
MSCI ACWI Index(2)                  17.78%     -7.44%    6.94%     8.06%       7.44%      39.88%    117.12%     134.75%
MSCI World Index(2)                 18.25%     -7.02%    8.02%     8.85%       8.30%      47.09%    133.55%     158.14%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On January 26, 2022, the Fund's underlying index changed from the Nasdaq
      Global Auto Index(SM) to the S-Network Electric & Future Vehicle Ecosystem
      Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of
      May 11, 2021, it was not in existence for all the periods shown.

(2)   Prior to February 1, 2023, the Fund's primary benchmark index was the MSCI
      World Index. Effective February 1, 2023, the Fund's primary benchmark index became the MSCI ACWI Index. The Fund's investment advisor believes the MSCI ACWI Index better reflects the investment strategies of the Fund.

-----------------------------
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P.
The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, "VettaFi"). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        54.5%
Consumer Discretionary                        28.0
Materials                                      6.3
Industrials                                    5.9
Communication Services                         5.3
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NVIDIA Corp.                                   6.7%
Tesla, Inc.                                    6.7
Apple, Inc.                                    4.9
Microsoft Corp.                                4.8
Alphabet, Inc., Class A                        4.5
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                              4.2
Texas Instruments, Inc.                        4.1
Samsung Electronics Co., Ltd.                  4.0
Advanced Micro Devices, Inc.                   2.8
QUALCOMM, Inc.                                 2.6
                                             ------
  Total                                       45.3%
                                             ======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   SEPTEMBER 30, 2012 - MARCH 31, 2023

           First Trust S-Network
           Future Vehicles &          MSCI ACWI      MSCI World
           Technology ETF             Index          Index
           ----------------------     ----------     ----------
9/30/12    $10,000                    $10,000        $10,000
3/31/13     12,328                     10,955         11,042
9/30/13     15,944                     11,773         12,021
3/31/14     16,413                     12,771         13,146
9/30/14     15,799                     13,106         13,486
3/31/15     16,944                     13,464         13,938
9/30/15     14,158                     12,233         12,801
3/31/16     14,277                     12,879         13,458
9/30/16     14,475                     13,696         14,255
3/31/17     15,804                     14,816         15,445
9/30/17     17,871                     16,250         16,844
3/31/18     18,352                     17,004         17,533
9/30/18     16,519                     17,839         18,738
3/31/19     15,077                     17,459         18,249
9/30/19     15,035                     18,086         19,081
3/31/20     11,343                     15,494         16,352
9/30/20     18,542                     19,973         21,065
3/31/21     27,328                     23,954         25,187
9/30/21     27,893                     25,454         27,136
3/31/22     28,160                     25,698         27,736
9/30/22     19,898                     20,195         21,809
3/31/23     25,330                     23,786         25,789


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing(TM) Index (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index is designed to track the performance of companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a "cloud computing" company as classified by the Consumer Technology Association ("CTA").
A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or
Software-as-a-Service. According to the Index Provider, in order to be eligible for inclusion in the Index, a security's issuer must not be identified by the
U.S. Securities and Exchange Commission as having used to audit its financial statements an accounting firm that has been identified by the Public Company
Accounting Oversight Board ("PCAOB") under the Holding Foreign Companies
Accountable Act ("HFCAA").


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended      (7/5/11)     Ended     Ended      (7/5/11)
                                   3/31/23    3/31/23   3/31/23   3/31/23    to 3/31/23   3/31/23   3/31/23    to 3/31/23
FUND PERFORMANCE
NAV                                 11.01%    -25.95%    7.24%     12.62%      11.14%      41.83%   228.21%     245.63%
Market Price                        10.94%    -26.02%    7.15%     12.62%      11.14%      41.23%   228.11%     245.53%

INDEX PERFORMANCE
ISE CTA Cloud Computing(TM)
   Index(1)                         11.33%    -25.61%    7.92%     13.23%      11.76%      46.36%   246.53%     268.76%
S&P 500(R) Index                    15.62%     -7.73%   11.19%     12.24%      12.22%      69.94%   217.36%     287.05%
S&P Composite 1500(R)
   Information Technology Index     27.41%     -4.46%   19.22%     19.74%      18.14%     140.83%   505.95%     607.83%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud
      Computing(TM) Index."

-----------------------------
Nasdaq(R) and ISE CTA Cloud Computing(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        87.2%
Communication Services                         7.6
Consumer Discretionary                         3.9
Health Care                                    0.7
Financials                                     0.6
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Arista Networks, Inc.                          4.4%
Microsoft Corp.                                4.2
Alphabet, Inc., Class A                        4.2
Amazon.com, Inc.                               3.9
Oracle Corp.                                   3.8
International Business Machines Corp.          3.7
MongoDB, Inc.                                  3.3
Nutanix, Inc., Class A                         3.3
Pure Storage, Inc., Class A                    3.2
Cisco Systems, Inc.                            2.6
                                             ------
  Total                                       36.6%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2012 - MARCH 31, 2023

            First Trust Cloud     ISE CTA Cloud           S&P 500(R)     S&P Composite 1500(R)
            Computing ETF         Computing(TM) Index     Index          Information Technology Index
            -----------------     -------------------     ----------     ----------------------------
9/30/12     $10,000               $10,000                 $10,000        $10,000
3/31/13      10,676                10,711                  11,019          9,989
9/30/13      12,382                12,458                  11,934         10,875
3/31/14      13,574                13,703                  13,427         12,531
9/30/14      13,768                13,944                  14,289         13,812
3/31/15      14,751                14,984                  15,136         14,753
9/30/15      14,186                14,449                  14,201         14,150
3/31/16      14,992                15,348                  15,407         15,798
9/30/16      17,349                17,814                  16,393         17,379
3/31/17      19,658                20,062                  18,052         19,816
9/30/17      21,341                21,845                  19,444         22,356
3/31/18      24,704                25,366                  20,580         25,135
9/30/18      28,983                29,863                  22,928         29,152
3/31/19      29,681                30,696                  22,534         28,884
9/30/18      29,147                30,272                  23,904         31,596
3/31/20      28,235                29,397                  20,961         31,492
9/30/20      40,673                42,482                  27,524         45,789
3/31/21      49,658                52,032                  32,773         52,868
9/30/21      54,732                57,511                  35,783         59,416
3/31/22      47,321                49,891                  37,902         63,350
9/30/22      31,564                33,334                  30,244         47,506
3/31/23      35,040                37,123                  34,970         60,528


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index").
The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R)
Schuster LLC (the "Index Provider"). According to the Index Provider, the Index
is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R) Global Composite Index (the "Base Index") and
represents, on average, 25% of the total market capitalization of the Base
Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                         3/31/23    3/31/23   3/31/23   to 3/31/23   3/31/23   to 3/31/23
FUND PERFORMANCE
NAV                                                       14.86%    -15.62%    2.74%      4.80%      14.48%      48.23%
Market Price                                              14.66%    -15.84%    2.65%      4.76%      14.00%      47.84%

INDEX PERFORMANCE
IPOX(R) International Index                               14.90%    -15.48%    3.74%      5.66%      20.14%      58.79%
MSCI ACWI ex USA Index                                    22.13%     -5.07%    2.51%      3.83%      13.17%      37.14%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
IPOX(R) and IPOX(R) International Index ("Index") are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        41.0%
Health Care                                   15.7
Industrials                                   11.4
Information Technology                         8.9
Communication Services                         8.1
Financials                                     5.9
Energy                                         3.2
Consumer Staples                               2.4
Utilities                                      1.6
Real Estate                                    1.5
Materials                                      0.3
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR                9.8%
Novo Nordisk A/S, ADR                          9.0
Dr. Ing hc F Porsche AG (Preference Shares)    8.8
Prosus N.V.                                    7.7
PDD Holdings, Inc., ADR                        6.7
LG Energy Solution Ltd.                        5.2
SoftBank Corp.                                 3.4
Takeda Pharmaceutical Co., Ltd., ADR           2.7
Universal Music Group N.V.                     2.4
Spotify Technology S.A.                        2.3
                                             ------
  Total                                       58.0%
                                             ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             NOVEMBER 4, 2014 - MARCH 31, 2023

            First Trust International     IPOX(R) International     MSCI ACWI
            Equity Opportunities ETF      Index                     ex USA Index
            -------------------------     ---------------------     ------------
11/4/14     $10,000                       $10,000                   $10,000
3/31/15       9,798                         9,813                    10,137
9/30/15       8,526                         8,522                     8,950
3/31/16       8,864                         8,954                     9,206
9/30/16       9,432                         9,523                     9,779
3/31/17       9,913                        10,072                    10,415
9/30/17      11,952                        12,204                    11,696
3/31/18      12,949                        13,217                    12,118
9/30/18      12,352                        12,713                    11,903
3/31/19      12,308                        12,716                    11,625
9/30/19      12,920                        13,403                    11,756
3/31/20      13,086                        13,684                     9,815
9/30/20      20,185                        21,054                    12,109
3/31/21      23,365                        24,630                    14,664
9/30/21      22,956                        24,297                    15,005
3/31/22      17,567                        18,788                    14,447
9/30/22      12,906                        13,820                    11,230
3/31/23      14,823                        15,879                    13,714


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 29


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity(TM) Index (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider
and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. According to the
Index Provider and CTA, the Index includes securities of companies classified as
"cybersecurity" companies by the CTA. CTA gives the cybersecurity classification to those companies that meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and communication networks from attacks and outside unauthorized use; (2)
companies involved in the deployment of technologies for cybersecurity industry use including government, private and public corporations, financial institutions and various other industries; or (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (7/6/15)     Ended     (7/6/15)
                                                         3/31/23    3/31/23   3/31/23   to 3/31/23   3/31/23   to 3/31/23
FUND PERFORMANCE
NAV                                                       11.11%    -19.00%   11.99%      10.98%      76.16%    123.94%
Market Price                                              11.09%    -19.19%   11.97%      10.97%      76.03%    123.77%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity(TM) Index                        11.30%    -18.76%   12.80%      11.76%      82.58%    136.33%
S&P 500(R) Index                                          15.62%     -7.73%   11.19%      11.35%      69.94%    129.69%
S&P Composite 1500(R) Information Technology Index        27.41%     -4.46%   19.22%      19.95%     140.83%    308.43%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R) and Nasdaq CTA Cybersecurity(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        88.5%
Industrials                                   11.5
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fortinet, Inc.                                 6.4%
Cisco Systems, Inc.                            6.2
Broadcom, Inc.                                 6.2
Palo Alto Networks, Inc.                       6.1
Infosys Ltd., ADR                              5.8
Okta, Inc.                                     3.5
Crowdstrike Holdings, Inc., Class A            3.3
Juniper Networks, Inc.                         3.2
Open Text Corp.                                3.2
Akamai Technologies, Inc.                      3.1
                                             ------
  Total                                       47.0%
                                             ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              JULY 6, 2015 - MARCH 31, 2023

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500(R)
            Cybersecurity ETF         Cybersecurity(TM) Index     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084
3/31/18      12,713                    12,943                      13,518         16,959
9/30/18      14,475                    14,808                      15,060         19,669
3/31/19      14,271                    14,642                      14,801         19,488
9/30/19      14,074                    14,493                      15,701         21,318
3/31/20      13,318                    13,794                      13,767         21,250
9/30/20      18,050                    18,758                      18,077         30,898
3/31/21      21,665                    22,591                      21,525         35,674
9/30/21      25,359                    26,529                      23,501         40,098
3/31/22      27,647                    29,091                      24,893         42,751
9/30/22      20,154                    21,234                      19,865         32,056
3/31/23      22,394                    23,633                      22,969         40,843


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 31


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index
(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock
Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index
Provider"). According to the Index Provider, the Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.


---------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL      CUMULATIVE
                                                                               TOTAL RETURNS      TOTAL RETURNS
                                                                                 Inception          Inception
                                           6 Months Ended     1 Year Ended       (10/4/18)          (10/4/18)
                                              3/31/23           3/31/23          to 3/31/23        to 3/31/23
FUND PERFORMANCE
NAV                                            27.99%           -11.24%            3.74%             17.90%
Market Price                                   28.46%           -11.48%            3.67%             17.57%

INDEX PERFORMANCE
IPOX(R)-100 Europe Index                       27.63%           -11.29%            4.92%             24.07%
MSCI Europe Index                              31.95%             1.38%            5.36%             26.41%
---------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
IPOX(R) and IPOX(R)-100 Europe Index ("Index") are registered international trademarks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and
IPOX makes no representation regarding the advisability of trading in such Fund.
IPOX(R) is an international trademark of IPOX Schuster LLC. Index of Initial
Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        22.3%
Health Care                                   18.5
Industrials                                   18.2
Financials                                    10.9
Energy                                        10.1
Communication Services                         9.2
Information Technology                         4.9
Materials                                      3.6
Consumer Staples                               1.5
Utilities                                      0.6
Real Estate                                    0.2
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Novo Nordisk A/S, Class B                     10.6%
Dr. Ing hc F Porsche AG (Preference Shares)   10.4
Prosus N.V.                                    6.5
Spotify Technology S.A.                        6.0
BP PLC                                         4.7
Swedish Orphan Biovitrum AB                    4.2
nVent Electric PLC                             4.1
ANDRITZ AG                                     2.8
Daimler Truck Holding AG                       2.8
Nordnet AB publ                                2.7
                                             ------
  Total                                       54.8%
                                             ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          OCTOBER 4, 2018 - MARCH 31, 2023

            First Trust IPOX(R) Europe     IPOX(R)-100      MSCI Europe
            Equity Opportunities ETF       Europe Index     Index
            --------------------------     ------------     ------------
10/4/18     $10,000                        $10,000          $10,000
3/31/19       9,715                          9,769            9,836
9/30/19      10,132                         10,255           10,091
3/31/20       9,587                          9,800            8,311
9/30/20      13,003                         13,352           10,011
3/31/21      14,757                         15,217           12,046
9/30/21      16,147                         16,766           12,739
3/31/22      13,283                         13,986           12,469
9/30/22       9,212                          9,722            9,580
3/31/23      11,790                         12,408           12,641


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 33


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones International
Internet Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the "Index
Provider"). According to the Index Provider, the Index is designed to measure the performance of securities of non-US issuers whose primary business focus is
Internet-related.


---------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL      CUMULATIVE
                                                                               TOTAL RETURNS      TOTAL RETURNS
                                                                                 Inception          Inception
                                           6 Months Ended     1 Year Ended       (11/5/18)          (11/5/18)
                                              3/31/23           3/31/23          to 3/31/23        to 3/31/23
FUND PERFORMANCE
NAV                                            24.93%            -6.92%             5.80%            28.16%
Market Price                                   21.40%           -10.09%             5.33%            25.69%

INDEX PERFORMANCE
Dow Jones International Internet Index         24.20%            -7.52%             6.60%            32.46%
MSCI ACWI ex-USA Information
   Technology Index                            33.10%            -9.51%            13.08%            71.73%
MSCI ACWI ex-USA Index                         22.13%            -5.07%             4.90%            23.44%
---------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Dow Jones International Internet Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        50.0%
Communication Services                        34.4
Information Technology                         8.6
Financials                                     5.1
Health Care                                    1.1
Consumer Staples                               0.8
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd.                    10.6%
Tencent Holdings Ltd.                         10.3
Prosus N.V.                                    9.2
Meituan, Class B                               8.6
Shopify, Inc., Class A                         5.8
JD.com, Inc., Class A                          5.3
Adyen N.V.                                     4.8
Baidu, Inc., Class A                           4.3
PDD Holdings, Inc., ADR                        4.2
Naspers Ltd., Class N                          4.1
                                             ------
  Total                                       67.2%
                                             ======


                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               NOVEMBER 5, 2018 - MARCH 31, 2023

                                                                       MSCI All Country World
            First Trust Dow Jones          Dow Jones International     ex-USA Information         MSCI All Country
            International Internet ETF     Internet Index              Technology Index           World ex-USA Index
            --------------------------     -----------------------     ----------------------     ------------------
11/5/18     $10,000                        $10,000                     $10,000                    $10,000
3/31/19      11,275                         11,318                      10,863                     10,463
9/30/19      10,907                         10,977                      11,546                     10,581
3/31/20      11,865                         12,008                      11,000                      8,834
9/30/20      20,535                         20,785                      15,539                     10,899
3/31/21      23,574                         24,042                      20,050                     13,199
9/30/21      21,033                         21,527                      21,243                     13,505
3/31/22      13,770                         14,322                      18,976                     13,003
9/30/22      10,258                         10,665                      12,902                     10,107
3/31/23      12,815                         13,246                      17,173                     12,344


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2023 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund,
First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Alerian U.S. NextGen Infrastructure ETF, First Trust NASDAQ(R) Clean
Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural
Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK
Index Fund, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles &
Technology ETF, First Trust Cloud Computing ETF, First Trust International
Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust
IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones International
Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in U.S.
dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2022     MARCH 31, 2023      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,249.40            0.60%             $3.36
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)
Actual                                               $1,000.00          $1,091.80            0.60%             $3.13
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,219.20            0.57%             $3.15
Hypothetical (5% return before expenses)             $1,000.00          $1,022.09            0.57%             $2.87

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,188.50            0.60%             $3.27
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)
Actual                                               $1,000.00          $1,157.40            0.65%             $3.50
Hypothetical (5% return before expenses)             $1,000.00          $1,021.69            0.65%             $3.28


                                                                         Page 37


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
MARCH 31, 2023 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2022     MARCH 31, 2023      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,301.80            0.58%             $3.33
Hypothetical (5% return before expenses)             $1,000.00          $1,022.04            0.58%             $2.92

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,115.30            0.70%             $3.69
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,103.50            0.70%             $3.67
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,101.20            0.64%             $3.35
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74            0.64%             $3.23

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,256.10            0.70%             $3.94
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)
Actual                                               $1,000.00          $1,273.00            0.70%             $3.97
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,110.10            0.60%             $3.16
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $1,148.60            0.70%             $3.75
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,111.10            0.59%             $3.11
Hypothetical (5% return before expenses)             $1,000.00          $1,021.99            0.59%             $2.97

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $1,279.90            0.70%             $3.98
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $1,249.30            0.65%             $3.65
Hypothetical (5% return before expenses)             $1,000.00          $1,021.69            0.65%             $3.28


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1,
      2022 through March 31, 2023), multiplied by 182/365 (to reflect the six-month period).


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 98.6%
               BELGIUM -- 5.8%
      121,150  Ageas S.A./N.V. (b)             $    5,240,768
       64,276  Cofinimmo S.A. (b)                   5,696,287
                                               --------------
                                                   10,937,055
                                               --------------
               DENMARK -- 4.3%
        4,513  AP Moller - Maersk A/S,
                  Class A (b)                       8,006,269
                                               --------------
               FRANCE -- 14.3%
       75,243  BNP Paribas S.A. (b)                 4,493,349
       84,642  Covivio (b)                          4,923,662
      520,104  Credit Agricole S.A. (b)             5,867,422
      478,354  Orange S.A. (b)                      5,682,954
      216,206  Rubis SCA (b)                        5,785,310
                                               --------------
                                                   26,752,697
                                               --------------
               GERMANY -- 10.8%
       18,084  Allianz SE (b)                       4,174,458
       54,957  Bayerische Motoren Werke AG
                  (Preference Shares) (b)           5,617,638
      224,913  Evonik Industries AG (b)             4,731,997
       75,126  Mercedes-Benz Group AG (b)           5,777,423
                                               --------------
                                                   20,301,516
                                               --------------
               ITALY -- 5.4%
      468,557  Poste Italiane S.p.A.
                  (b) (c) (d)                       4,778,168
    1,009,186  Snam S.p.A. (b)                      5,350,767
                                               --------------
                                                   10,128,935
                                               --------------
               JERSEY -- 4.5%
    1,465,877  Glencore PLC (b)                     8,434,932
                                               --------------
               LUXEMBOURG -- 1.0%
    1,288,783  Aroundtown S.A. (b)                  1,842,382
                                               --------------
               NETHERLANDS -- 6.1%
      130,419  ASR Nederland N.V. (b)               5,189,384
      173,594  NN Group N.V. (b)                    6,303,213
                                               --------------
                                                   11,492,597
                                               --------------
               NORWAY -- 8.0%
      253,178  Aker BP ASA                          6,197,780
      203,233  Yara International ASA (b)           8,832,628
                                               --------------
                                                   15,030,408
                                               --------------
               SPAIN -- 7.7%
      212,512  ACS Actividades de Construccion
                  y Servicios S.A. (b)              6,768,479
      352,152  Endesa S.A. (b)                      7,648,710
                                               --------------
                                                   14,417,189
                                               --------------
               SWEDEN -- 3.2%
      601,173  Tele2 AB, Class B (b)                5,983,518
                                               --------------
               SWITZERLAND -- 4.8%
       77,102  Holcim AG (b)                        4,972,411
        8,258  Zurich Insurance Group AG (b)        3,957,223
                                               --------------
                                                    8,929,634
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               UNITED KINGDOM -- 22.7%
      571,158  Close Brothers Group PLC (b)    $    6,369,798
      648,307  IG Group Holdings PLC (b)            5,594,520
    2,627,448  Legal & General Group PLC (b)        7,770,921
      118,437  Rio Tinto PLC (b)                    8,039,222
      280,040  SSE PLC (b)                          6,248,737
    5,867,220  Taylor Wimpey PLC (b)                8,631,647
                                               --------------
                                                   42,654,845
                                               --------------

               TOTAL INVESTMENTS -- 98.6%         184,911,977
               (Cost $190,752,470)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.4%               2,647,130
                                               --------------
               NET ASSETS -- 100.0%            $  187,559,107
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $178,714,197 or 95.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

                        See Notes to Financial Statements                Page 39


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                51.9%
British Pound Sterling                              27.6
Norwegian Krone                                      8.1
Swiss Franc                                          4.8
Danish Krone                                         4.3
Swedish Krona                                        3.3
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Norway.......................................    $    15,030,408   $     6,197,780   $     8,832,628   $            --
   Other Country Categories*....................        169,881,569                --       169,881,569                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   184,911,977   $     6,197,780   $   178,714,197   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 40                 See Notes to Financial Statements


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               BELGIUM -- 1.6%
       14,155  Warehouses De Pauw C.V.A. (b)   $      420,917
                                               --------------
               CAYMAN ISLANDS -- 1.1%
      161,200  ESR Group Ltd. (b) (c) (d)             289,077
                                               --------------
               JAPAN -- 12.6%
          224  Daiwa House REIT Investment
                  Corp. (b)                           458,977
          752  GLP J-REIT (b)                         812,858
          110  Japan Logistics Fund, Inc. (b)         244,417
          191  LaSalle Logiport REIT (b)              221,645
          121  Mitsubishi Estate Logistics
                  REIT Investment Corp. (b)           356,527
           73  Mitsui Fudosan Logistics Park,
                  Inc. (b)                            256,128
          423  Nippon Prologis REIT, Inc. (b)         895,511
                                               --------------
                                                    3,246,063
                                               --------------
               SINGAPORE -- 5.7%
      470,964  Frasers Logistics & Commercial
                  Trust (b) (d)                       464,851
      198,694  Keppel DC REIT (b)                     308,108
      543,677  Mapletree Logistics Trust              698,593
                                               --------------
                                                    1,471,552
                                               --------------
               UNITED KINGDOM -- 5.8%
       97,462  LondonMetric Property PLC (b)          212,302
       99,914  Segro PLC (b)                          951,756
      198,940  Tritax Big Box REIT PLC (b)            344,240
                                               --------------
                                                    1,508,298
                                               --------------
               UNITED STATES -- 72.7%
        7,808  American Tower Corp.                 1,595,487
       34,755  Americold Realty Trust, Inc.           988,780
       11,987  Crown Castle, Inc.                   1,604,340
       16,901  Digital Realty Trust, Inc.           1,661,537
       86,037  DigitalBridge Group, Inc.            1,031,584
        6,833  EastGroup Properties, Inc.           1,129,632
        2,500  Equinix, Inc.                        1,802,600
       21,480  First Industrial Realty Trust,
                  Inc.                              1,142,736
       76,208  LXP Industrial Trust                   785,704
       14,847  Prologis, Inc.                       1,852,460
       19,978  Rexford Industrial Realty, Inc.      1,191,688
        5,917  SBA Communications Corp.             1,544,751
       30,810  STAG Industrial, Inc.                1,041,994
       15,237  Terreno Realty Corp.                   984,310
      124,011  Uniti Group, Inc.                      440,239
                                               --------------
                                                   18,797,842
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.5%                         25,733,749
               (Cost $24,258,644)              --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
       53,942  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.65% (e)              $       53,942
               (Cost $53,942)                  --------------

               TOTAL INVESTMENTS -- 99.7%          25,787,691
               (Cost $24,312,586)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.3%                  79,708
                                               --------------
               NET ASSETS -- 100.0%            $   25,867,399
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $6,237,314 or 24.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of March 31, 2023.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                73.1%
Japanese Yen                                        12.6
British Pound Sterling                               5.9
Singapore Dollar                                     5.7
Euro                                                 1.6
Hong Kong Dollar                                     1.1
                                                   ------
   Total                                           100.0%
                                                   ======

                        See Notes to Financial Statements                Page 41


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Singapore....................................    $     1,471,552   $       698,593   $       772,959   $            --
   United States................................         18,797,842        18,797,842                --                --
   Other Country Categories*....................          5,464,355                --         5,464,355                --
Money Market Funds..............................             53,942            53,942                --                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    25,787,691   $    19,550,377   $     6,237,314   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 97.8%
               AUSTRALIA -- 4.3%
      583,349  Fortescue Metals Group Ltd. (b) $    8,768,642
    2,940,040  Harvey Norman Holdings Ltd. (b)      7,075,745
      271,847  JB Hi-Fi Ltd. (b)                    7,758,325
      646,718  Super Retail Group Ltd. (b)          5,469,352
                                               --------------
                                                   29,072,064
                                               --------------
               BELGIUM -- 0.9%
      142,470  Ageas S.A./N.V. (b)                  6,163,040
                                               --------------
               BERMUDA -- 1.5%
    1,044,340  CK Infrastructure Holdings
                  Ltd. (b)                          5,682,126
      133,838  Lazard Ltd., Class A                 4,431,376
                                               --------------
                                                   10,113,502
                                               --------------
               CANADA -- 12.2%
      114,555  Bank of Nova Scotia (The)            5,769,707
      136,316  BCE, Inc.                            6,106,231
    1,399,233  Birchcliff Energy Ltd.               7,930,540
      114,392  Canadian Imperial Bank of
                  Commerce                          4,850,763
      182,952  Canadian Utilities Ltd.,
                  Class A                           5,098,019
      196,727  Great-West Lifeco, Inc.              5,214,030
      159,408  IGM Financial, Inc.                  4,763,958
      291,545  Labrador Iron Ore Royalty Corp.      6,903,026
      201,747  Laurentian Bank of Canada            4,748,481
      257,655  Manulife Financial Corp.             4,727,964
    1,172,515  Peyto Exploration &
                  Development Corp.                10,506,220
      187,589  Power Corp. of Canada                4,794,172
      157,928  TC Energy Corp.                      6,143,008
      244,128  TELUS Corp.                          4,846,433
                                               --------------
                                                   82,402,552
                                               --------------
               CAYMAN ISLANDS -- 0.8%
      877,081  CK Hutchison Holdings Ltd. (b)       5,426,191
                                               --------------
               DENMARK -- 1.3%
        5,085  AP Moller - Maersk A/S,
                  Class A (b)                       9,021,023
                                               --------------
               FINLAND -- 2.0%
      484,053  Fortum OYJ (b)                       7,415,010
      727,911  Metsa Board OYJ, Class B (b)         5,866,635
                                               --------------
                                                   13,281,645
                                               --------------
               FRANCE -- 2.9%
      573,007  ALD S.A. (b) (c) (d)                 6,717,070
      355,587  Nexity S.A. (b)                      8,929,365
       72,115  TotalEnergies SE (b)                 4,252,187
                                               --------------
                                                   19,898,622
                                               --------------
               GERMANY -- 6.7%
       20,431  Allianz SE (b)                       4,716,232
      128,608  BASF SE (b)                          6,751,779
      262,828  Freenet AG (b)                       6,829,481
       61,058  Hapag-Lloyd AG (b) (c) (d)          20,062,185
       84,361  Mercedes-Benz Group AG (b)           6,487,623
                                               --------------
                                                   44,847,300
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               HONG KONG -- 4.2%
    1,718,259  Henderson Land Development
                  Co., Ltd. (b)                $    5,944,825
    1,839,338  Hysan Development Co., Ltd. (b)      5,228,816
    3,039,429  New World Development Co.,
                  Ltd. (b)                          8,147,500
   17,837,620  PCCW Ltd. (b)                        8,904,197
                                               --------------
                                                   28,225,338
                                               --------------
               ISRAEL -- 1.5%
    1,462,630  ICL Group Ltd. (b)                   9,910,156
                                               --------------
               ITALY -- 4.2%
    4,166,614  A2A S.p.A. (b)                       6,649,167
    1,167,814  Anima Holding S.p.A.
                  (b) (c) (d)                       4,745,767
      229,697  Azimut Holding S.p.A. (b)            4,901,232
      464,044  Eni S.p.A. (b)                       6,471,757
      522,331  Poste Italiane S.p.A.
                  (b) (c) (d)                       5,326,535
                                               --------------
                                                   28,094,458
                                               --------------
               JAPAN -- 7.6%
      283,754  Aozora Bank Ltd. (b)                 5,141,305
      409,000  Haseko Corp. (b)                     4,754,070
      312,170  Japan Tobacco, Inc. (b)              6,594,138
      562,700  Mitsui OSK Lines Ltd. (b)           14,111,194
      127,400  MS&AD Insurance Group
                  Holdings, Inc. (b)                3,948,238
      517,000  Nippon Yusen KK (b)                 12,076,265
      255,700  Sumitomo Corp. (b)                   4,529,816
                                               --------------
                                                   51,155,026
                                               --------------
               JERSEY -- 1.7%
    4,774,135  Centamin PLC (b)                     6,150,468
      197,310  Janus Henderson Group PLC            5,256,338
                                               --------------
                                                   11,406,806
                                               --------------
               LUXEMBOURG -- 1.4%
      128,100  APERAM S.A. (b)                      4,778,653
    3,370,445  Aroundtown S.A. (b)                  4,818,225
                                               --------------
                                                    9,596,878
                                               --------------
               MAURITIUS -- 1.0%
   30,597,700  Golden Agri-Resources Ltd. (b)       6,573,079
                                               --------------
               NETHERLANDS -- 3.4%
      126,861  ASR Nederland N.V. (b)               5,047,811
       49,381  LyondellBasell Industries N.V.,
                  Class A                           4,636,382
      168,131  NN Group N.V. (b)                    6,104,850
      487,556  SBM Offshore N.V. (b)                7,238,979
                                               --------------
                                                   23,028,022
                                               --------------
               NEW ZEALAND -- 0.9%
    1,953,067  Spark New Zealand Ltd. (b)           6,187,715
                                               --------------
               NORWAY -- 2.5%
      933,654  Norsk Hydro ASA (b)                  6,968,253
      224,679  Yara International ASA (b)           9,764,684
                                               --------------
                                                   16,732,937
                                               --------------

                        See Notes to Financial Statements                Page 43


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA -- 11.0%
    1,758,158  BNK Financial Group, Inc. (b)   $    8,819,828
      100,205  DB Insurance Co., Ltd. (b)           5,765,036
    1,305,572  DGB Financial Group, Inc. (b)        6,933,532
      209,409  Hana Financial Group, Inc. (b)       6,558,475
       98,671  Hyundai Motor Co. (Preference
                  Shares) (b)                       7,288,556
    1,139,463  Industrial Bank of Korea (b)         8,861,731
      140,295  KB Financial Group, Inc. (b)         5,123,881
       80,918  KT&G Corp. (b)                       5,200,433
       37,910  Samsung Fire & Marine
                  Insurance Co., Ltd. (b)           5,992,519
      197,936  Samsung Securities Co.,
                  Ltd. (b)                          4,838,172
      981,493  Woori Financial Group, Inc. (b)      8,633,879
                                               --------------
                                                   74,016,042
                                               --------------
               SPAIN -- 7.1%
      215,237  ACS Actividades de Construccion
                  y Servicios S.A. (b)              6,855,270
      233,191  Cia de Distribucion Integral
                  Logista Holdings S.A. (b)         5,818,721
      525,722  Enagas S.A. (b)                     10,102,161
    3,117,735  Mapfre S.A. (b)                      6,283,405
      155,608  Naturgy Energy Group S.A. (b)        4,684,370
      357,704  Red Electrica Corp., S.A. (b)        6,294,297
    1,742,427  Telefonica S.A. (b)                  7,504,349
                                               --------------
                                                   47,542,573
                                               --------------
               SWEDEN -- 2.1%
    5,175,456  Samhallsbyggnadsbolaget i
                  Norden AB (b)                     7,076,165
    2,685,193  Telia Co., AB (b)                    6,818,413
                                               --------------
                                                   13,894,578
                                               --------------
               SWITZERLAND -- 2.2%
       31,499  Helvetia Holding AG (b)              4,390,599
       54,512  Swiss Re AG (b)                      5,600,210
       10,561  Zurich Insurance Group AG (b)        5,060,818
                                               --------------
                                                   15,051,627
                                               --------------
               UNITED KINGDOM -- 5.5%
    2,207,614  abrdn PLC (b)                        5,556,252
    1,913,176  Ashmore Group PLC (b)                5,659,372
      183,706  British American Tobacco PLC (b)     6,439,672
    2,206,726  Legal & General Group PLC (b)        6,526,597
      971,462  Phoenix Group Holdings PLC (b)       6,563,575
       94,353  Rio Tinto PLC (b)                    6,404,457
                                               --------------
                                                   37,149,925
                                               --------------
               UNITED STATES -- 8.9%
      161,664  Altria Group, Inc.                   7,213,448
      294,688  AT&T, Inc.                           5,672,744
      456,936  Camping World Holdings, Inc.,
                  Class A                           9,536,254
      246,357  Kohl's Corp.                         5,799,244
      406,942  Northwest Bancshares, Inc.           4,895,512
       49,313  Prudential Financial, Inc.           4,080,158
      453,739  Sitio Royalties Corp., Class A      10,254,501

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               UNITED STATES (CONTINUED)
      114,584  Universal Corp.                 $    6,060,348
      574,759  Western Union (The) Co.              6,408,563
                                               --------------
                                                   59,920,772
                                               --------------
               TOTAL COMMON STOCKS
                  -- 97.8%                        658,711,871
               (Cost $694,317,022)             --------------

               MONEY MARKET FUNDS -- 0.3%
    2,234,570  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.65% (e)                   2,234,570
               (Cost $2,234,570)               --------------

               TOTAL INVESTMENTS -- 98.1%         660,946,441
               (Cost $696,551,592)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.9%              12,848,121
                                               --------------
               NET ASSETS -- 100.0%            $  673,794,562
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $502,064,451 or 74.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of March 31, 2023.

Page 44                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                28.4%
Canadian Dollar                                     12.5
United States Dollar                                11.6
South Korean Won                                    11.2
Japanese Yen                                         7.7
British Pound Sterling                               6.6
Hong Kong Dollar                                     5.9
Australian Dollar                                    4.4
Norwegian Krone                                      2.5
Swiss Franc                                          2.3
Swedish Krona                                        2.1
Israeli Shekel                                       1.5
Danish Krone                                         1.4
Singapore Dollar                                     1.0
New Zealand Dollar                                   0.9
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Bermuda......................................    $    10,113,502   $     4,431,376   $     5,682,126   $            --
   Canada.......................................         82,402,552        82,402,552                --                --
   Jersey.......................................         11,406,806         5,256,338         6,150,468                --
   Netherlands..................................         23,028,022         4,636,382        18,391,640                --
   United States................................         59,920,772        59,920,772                --                --
   Other Country Categories*....................        471,840,217                --       471,840,217                --
Money Market Funds..............................          2,234,570         2,234,570                --                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   660,946,441   $   158,881,990   $   502,064,451   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 45


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               BERMUDA -- 0.7%
   21,969,180  Concord New Energy Group
                  Ltd. (b)                     $    1,961,360
                                               --------------
               BRAZIL -- 0.6%
    1,393,107  Aeris Industria E Comercio De
                  Equipamentos Para Geracao
                  De Energia S.A. (c)                 324,333
      724,936  Omega Energia S.A. (c)               1,343,044
                                               --------------
                                                    1,667,377
                                               --------------
               CANADA -- 14.1%
      325,103  Boralex, Inc., Class A               9,898,623
      593,917  Innergex Renewable Energy,
                  Inc. (d)                          6,451,129
      904,737  Northland Power, Inc.               22,680,347
      140,869  TransAlta Renewables, Inc. (d)       1,296,641
                                               --------------
                                                   40,326,740
                                               --------------
               CAYMAN ISLANDS -- 0.2%
    1,605,680  China High Speed Transmission
                  Equipment Group Co.,
                  Ltd. (b) (c)                        599,470
                                               --------------
               CHINA -- 7.0%
    8,003,409  China Datang Corp. Renewable
                  Power Co., Ltd., Class H (b)      2,863,949
   12,145,342  China Longyuan Power Group
                  Corp., Ltd., Class H (b)         13,855,581
    2,257,418  China Suntien Green Energy
                  Corp., Ltd., Class H (b)            987,421
    2,503,555  Xinjiang Goldwind Science &
                  Technology Co., Ltd.,
                  Class H (b)                       2,143,540
                                               --------------
                                                   19,850,491
                                               --------------
               DENMARK -- 15.8%
      337,713  Cadeler A/S (b) (c)                  1,374,549
      251,304  Orsted A/S (b) (e) (f)              21,428,186
      770,702  Vestas Wind Systems A/S (b)         22,461,660
                                               --------------
                                                   45,264,395
                                               --------------
               FRANCE -- 2.9%
      375,336  Engie S.A. (b)                       5,939,605
       77,177  Neoen S.A. (b) (e) (f)               2,433,394
                                               --------------
                                                    8,372,999
                                               --------------
               GERMANY -- 7.9%
       22,380  Energiekontor AG (b)                 1,614,361
      462,423  Nordex SE (b) (c)                    6,796,591
      122,495  PNE AG (b)                           1,827,897
      129,053  RWE AG (b)                           5,552,966
       74,267  SGL Carbon SE (b) (c) (d)              733,865
      273,758  Siemens Energy AG (b) (c) (d)        6,036,796
                                               --------------
                                                   22,562,476
                                               --------------
               GREECE -- 1.4%
      189,581  Terna Energy S.A. (b)                4,038,944
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               ITALY -- 6.3%
      976,711  Enel S.p.A. (b)                 $    5,956,938
      202,017  ERG S.p.A. (b)                       6,129,844
      142,785  Prysmian S.p.A. (b)                  5,995,670
                                               --------------
                                                   18,082,452
                                               --------------
               JAPAN -- 4.0%
      109,100  Hitachi Ltd. (b)                     5,996,211
      962,810  Toray Industries, Inc. (b)           5,507,977
                                               --------------
                                                   11,504,188
                                               --------------
               MARSHALL ISLANDS -- 0.3%
       92,488  Eneti, Inc.                            864,763
                                               --------------
               NORWAY -- 0.1%
      300,647  Aker Horizons ASA (b) (c) (d)          268,918
                                               --------------
               PORTUGAL -- 2.1%
    1,087,347  EDP - Energias de Portugal
                  S.A. (b)                          5,924,887
                                               --------------
               SOUTH KOREA -- 2.1%
       52,037  CS Bearing Co., Ltd. (b) (g)           442,552
       85,877  CS Wind Corp. (b)                    4,823,794
       37,706  Dongkuk Structures &
                  Construction Co., Ltd.
                  (b) (c)                             139,766
      386,748  Unison Co., Ltd. (b) (c)               481,569
                                               --------------
                                                    5,887,681
                                               --------------
               SPAIN -- 14.8%
       29,161  Acciona S.A. (b)                     5,850,874
    1,070,206  EDP Renovaveis S.A. (b)             24,514,186
      279,653  Endesa S.A. (b)                      6,074,038
      477,975  Iberdrola S.A. (b)                   5,954,545
                                               --------------
                                                   42,393,643
                                               --------------
               SWEDEN -- 3.3%
       79,022  Eolus Vind AB, Class B (b) (d)         626,822
      436,025  OX2 AB (b) (c)                       3,249,728
      288,107  SKF AB, Class B (b) (d)              5,674,820
                                               --------------
                                                    9,551,370
                                               --------------
               SWITZERLAND -- 1.4%
       25,781  BKW AG (b)                           4,053,508
                                               --------------
               TAIWAN -- 0.7%
      642,173  Century Iron & Steel Industrial
                  Co., Ltd. (b)                     2,001,762
                                               --------------
               UNITED KINGDOM -- 0.9%
      431,407  ReNew Energy Global PLC,
                  Class A (c) (d)                   2,424,507
                                               --------------
               UNITED STATES -- 13.0%
      107,418  Alliant Energy Corp.                 5,736,121
       37,022  American Superconductor
                  Corp. (c)                           181,778
       54,340  Arcosa, Inc.                         3,429,397
       98,814  Clearway Energy, Inc., Class C       3,095,843
       65,013  General Electric Co.                 6,215,243
       75,493  Hexcel Corp.                         5,152,397
       77,536  NextEra Energy, Inc.                 5,976,475
       56,316  Owens Corning                        5,395,073

Page 46                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
      142,749  TPI Composites, Inc. (c)        $    1,862,874
                                               --------------
                                                   37,045,201
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.6%                        284,647,132
               (Cost $304,384,067)             --------------

               MONEY MARKET FUNDS -- 0.2%
      458,266  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.65% (h)                     458,266
               (Cost $458,266)                 --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 5.1%
$   7,144,472  Bank of America Corp.,
                  4.80% (h), dated 03/31/23,
                  due 04/03/23, with a
                  maturity value of
                  $7,147,330. Collateralized
                  by U.S. Treasury Securities,
                  interest rates of 2.00% to
                  3.00%, due 11/15/41 to
                  08/15/48. The value of the
                  collateral including accrued
                  interest is $7,287,364. (i)       7,144,472
    7,438,093  JPMorgan Chase & Co.,
                  4.80% (h), dated 03/31/23,
                  due 04/03/23, with a
                  maturity value of
                  $7,441,068. Collateralized
                  by U.S. Treasury Securities,
                  interest rates of 0.50% to
                  3.25%, due 11/15/25 to
                  08/31/27. The value of the
                  collateral including accrued
                  interest is $7,586,855. (i)       7,438,093
                                               --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 5.1%                          14,582,565
               (Cost $14,582,565)              --------------

               TOTAL INVESTMENTS -- 104.9%        299,687,963
               (Cost $319,424,898)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.9)%           (13,892,052)
                                               --------------
               NET ASSETS -- 100.0%            $  285,795,911
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $202,318,544 or 70.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $13,803,300 and the total value of the collateral held by the Fund is $14,582,565.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. There were no in-kind distributions received for the six months ended March 31, 2023.

(h)   Rate shown reflects yield as of March 31, 2023.

(i)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 47


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   13,803,300
Non-cash Collateral(2)                            (13,803,300)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   14,582,565
Non-cash Collateral(4)                            (14,582,565)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                33.8%
United States Dollar                                18.5
Danish Krone                                        14.6
Canadian Dollar                                     13.5
Hong Kong Dollar                                     7.5
Japanese Yen                                         3.8
Swedish Krona                                        3.2
South Korean Won                                     2.0
Swiss Franc                                          1.3
New Taiwan Dollar                                    0.7
Brazilian Real                                       0.6
Norwegian Krone                                      0.5
                                                   ------
   Total                                           100.0%
                                                   ======

Page 48                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Brazil.......................................    $     1,667,377   $     1,667,377   $            --   $            --
   Canada.......................................         40,326,740        40,326,740                --                --
   Marshall Islands.............................            864,763           864,763                --                --
   United Kingdom...............................          2,424,507         2,424,507                --                --
   United States................................         37,045,201        37,045,201                --                --
   Other Country Categories*....................        202,318,544                --       202,318,544                --
Money Market Funds..............................            458,266           458,266                --                --
Repurchase Agreements...........................         14,582,565                --        14,582,565                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   299,687,963   $    82,786,854   $   216,901,109   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 49


FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               BUILDING PRODUCTS -- 11.3%
        1,237  A.O. Smith Corp.                $       85,539
          669  Allegion PLC                            71,402
        1,082  Builders FirstSource, Inc. (a)          96,060
          314  Carlisle Cos., Inc.                     70,986
        1,679  Carrier Global Corp.                    76,814
        1,212  Fortune Brands Innovations,
                  Inc.                                 71,181
        1,111  Johnson Controls International
                  PLC                                  66,904
          301  Lennox International, Inc.              75,635
        1,465  Masco Corp.                             72,840
          832  Owens Corning                           79,706
          421  Trane Technologies PLC                  77,456
                                               --------------
                                                      844,523
                                               --------------
               CONSTRUCTION & ENGINEERING
                  -- 4.1%
          885  AECOM                                   74,623
          514  Quanta Services, Inc.                   85,653
          225  Valmont Industries, Inc.                71,838
        1,653  WillScot Mobile Mini Holdings
                  Corp. (a)                            77,493
                                               --------------
                                                      309,607
                                               --------------
               CONSTRUCTION MATERIALS -- 2.0%
          216  Martin Marietta Materials, Inc.         76,693
          420  Vulcan Materials Co.                    72,055
                                               --------------
                                                      148,748
                                               --------------
               ELECTRIC UTILITIES -- 15.6%
        1,361  Alliant Energy Corp.                    72,677
          788  American Electric Power Co.,
                  Inc.                                 71,700
          901  Constellation Energy Corp.              70,729
          723  Duke Energy Corp.                       69,748
        1,110  Edison International                    78,355
          711  Entergy Corp.                           76,603
        1,188  Evergy, Inc.                            72,611
          892  Eversource Energy                       69,808
        1,751  Exelon Corp.                            73,349
        1,763  FirstEnergy Corp.                       70,626
          893  NextEra Energy, Inc.                    68,832
        2,329  NRG Energy, Inc.                        79,861
        4,757  PG&E Corp. (a)                          76,921
        2,473  PPL Corp.                               68,725
        1,080  Southern (The) Co.                      75,146
        1,056  Xcel Energy, Inc.                       71,217
                                               --------------
                                                    1,166,908
                                               --------------
               ELECTRICAL EQUIPMENT -- 5.1%
          522  AMETEK, Inc.                            75,862
          461  Eaton Corp. PLC                         78,988
          775  Emerson Electric Co.                    67,533
          324  Hubbell, Inc.                           78,832
          270  Rockwell Automation, Inc.               79,232
                                               --------------
                                                      380,447
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.5%
        2,412  Baker Hughes Co.                $       69,610
        1,801  Halliburton Co.                         56,984
        1,310  Schlumberger Ltd.                       64,321
                                               --------------
                                                      190,915
                                               --------------
               GAS UTILITIES -- 1.0%
          653  Atmos Energy Corp.                      73,371
                                               --------------
               GROUND TRANSPORTATION -- 2.7%
        2,338  CSX Corp.                               70,000
          299  Norfolk Southern Corp.                  63,388
          354  Union Pacific Corp.                     71,246
                                               --------------
                                                      204,634
                                               --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 2.0%
        2,744  AES (The) Corp.                         66,075
        3,348  Vistra Corp.                            80,352
                                               --------------
                                                      146,427
                                               --------------
               INDUSTRIAL CONGLOMERATES
                  -- 2.9%
          587  3M Co.                                  61,700
          963  General Electric Co.                    92,063
          352  Honeywell International, Inc.           67,274
                                               --------------
                                                      221,037
                                               --------------
               IT SERVICES -- 8.1%
          857  Akamai Technologies, Inc. (a)           67,103
        1,747  Cloudflare, Inc., Class A (a)          107,720
        1,005  GoDaddy, Inc., Class A (a)              78,108
          399  MongoDB, Inc. (a)                       93,015
        1,154  Okta, Inc. (a)                          99,521
          534  Snowflake, Inc., Class A (a)            82,391
          357  VeriSign, Inc. (a)                      75,445
                                               --------------
                                                      603,303
                                               --------------
               MACHINERY -- 17.2%
          298  Caterpillar, Inc.                       68,194
          304  Cummins, Inc.                           72,620
          532  Dover Corp.                             80,832
        1,133  Fortive Corp.                           77,237
        1,085  Graco, Inc.                             79,216
          322  IDEX Corp.                              74,392
          327  Illinois Tool Works, Inc.               79,608
        1,324  Ingersoll Rand, Inc.                    77,030
          483  Lincoln Electric Holdings, Inc.         81,675
          314  Nordson Corp.                           69,790
          916  Otis Worldwide Corp.                    77,310
        1,123  PACCAR, Inc.                            82,204
          241  Parker-Hannifin Corp.                   81,002
          306  Snap-on, Inc.                           75,548
          881  Stanley Black & Decker, Inc.            70,991
          733  Westinghouse Air Brake
                  Technologies Corp.                   74,077
          654  Xylem, Inc.                             68,474
                                               --------------
                                                    1,290,200
                                               --------------

Page 50                 See Notes to Financial Statements


FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING -- 4.2%
        1,684  Freeport-McMoRan, Inc.          $       68,893
          488  Nucor Corp.                             75,381
          356  Reliance Steel & Aluminum Co.           91,400
          688  Steel Dynamics, Inc.                    77,785
                                               --------------
                                                      313,459
                                               --------------
               MULTI-UTILITIES -- 9.7%
          846  Ameren Corp.                            73,086
        2,445  CenterPoint Energy, Inc.                72,030
        1,181  CMS Energy Corp.                        72,490
          779  Consolidated Edison, Inc.               74,527
        1,208  Dominion Energy, Inc.                   67,539
          636  DTE Energy Co.                          69,667
        2,723  NiSource, Inc.                          76,135
        1,210  Public Service Enterprise Group,
                  Inc.                                 75,565
          472  Sempra Energy                           71,348
          784  WEC Energy Group, Inc.                  74,315
                                               --------------
                                                      726,702
                                               --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.8%
          495  Cheniere Energy, Inc.                   78,012
        4,022  Kinder Morgan, Inc.                     70,425
        1,071  ONEOK, Inc.                             68,051
        1,007  Targa Resources Corp.                   73,461
        2,305  Williams (The) Cos., Inc.               68,827
                                               --------------
                                                      358,776
                                               --------------
               SPECIALIZED REITS -- 4.6%
          327  American Tower Corp.                    66,819
          502  Crown Castle, Inc.                      67,188
          708  Digital Realty Trust, Inc.              69,604
          105  Equinix, Inc.                           75,709
          248  SBA Communications Corp.                64,745
                                               --------------
                                                      344,065
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               WATER UTILITIES -- 1.8%
          477  American Water Works Co., Inc.  $       69,876
        1,551  Essential Utilities, Inc.               67,701
                                               --------------
                                                      137,577
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.6%                          7,460,699
               (Cost $7,255,207)               --------------

               WARRANTS -- 0.0%
               CONSTRUCTION & ENGINEERING
                  -- 0.0%
          298  Webuild S.p.A., expiring
                  7/5/23 (a) (b) (c)                        3
               (Cost $0)                       --------------

               TOTAL INVESTMENTS -- 99.6%           7,460,702
               (Cost $7,255,207)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%                  26,795
                                               --------------
               NET ASSETS -- 100.0%            $    7,487,497
                                               ==============

(a)   Non-income producing security.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $3 or 0.0% of net assets.

(c)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks*..................................    $     7,460,699   $     7,460,699   $            --   $            --
Warrants*.......................................                  3                --                 3                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $     7,460,702   $     7,460,699   $             3   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               AUSTRIA -- 0.1%
        7,868  Verbund AG (b)                  $      684,383
                                               --------------
               BELGIUM -- 1.1%
       61,553  Elia Group S.A./N.V. (b)             8,128,500
                                               --------------
               BRAZIL -- 1.1%
      471,835  Alupar Investimento S.A.             2,512,568
        3,359  Centrais Eletricas Brasileiras
                  S.A., ADR                            22,270
      656,648  Energisa S.A.                        5,221,106
                                               --------------
                                                    7,755,944
                                               --------------
               CANADA -- 2.2%
       31,831  Fortis, Inc.                         1,353,083
      510,933  Hydro One Ltd. (c) (d)              14,547,319
        3,384  Stella-Jones, Inc.                     129,676
                                               --------------
                                                   16,030,078
                                               --------------
               CHINA -- 0.3%
       63,643  BYD Co., Ltd., Class H (b)           1,872,132
                                               --------------
               DENMARK -- 0.5%
       69,196  NKT A/S (b) (e) (f)                  3,608,869
                                               --------------
               FRANCE -- 9.7%
      122,186  Engie S.A. (b)                       1,933,565
       38,747  Nexans S.A. (b)                      3,860,697
      345,894  Schneider Electric SE (b)           57,807,408
      219,377  SPIE S.A. (b)                        6,367,393
                                               --------------
                                                   69,969,063
                                               --------------
               GERMANY -- 2.2%
      139,498  E. ON SE (b)                         1,740,206
       80,178  Infineon Technologies AG (b)         3,292,540
       45,950  Siemens AG (b)                       7,444,111
       30,171  SMA Solar Technology
                  AG (b) (e) (f)                    3,249,375
                                               --------------
                                                   15,726,232
                                               --------------
               IRELAND -- 16.4%
      318,990  Eaton Corp. PLC                     54,655,747
      889,678  Johnson Controls International
                  PLC                              53,576,409
      244,937  nVent Electric PLC                  10,517,595
                                               --------------
                                                  118,749,751
                                               --------------
               ITALY -- 5.4%
      476,540  Enel S.p.A. (b)                      2,906,407
      410,167  Prysmian S.p.A. (b)                 17,223,279
    2,265,477  Terna - Rete Elettrica
                  Nazionale S.p.A. (b)             18,593,726
                                               --------------
                                                   38,723,412
                                               --------------
               JAPAN -- 1.2%
        5,035  GS Yuasa Corp. (b)                      90,939
       64,024  Hitachi Ltd. (b)                     3,518,803
       63,099  Meidensha Corp. (b)                    918,375
       16,825  NGK Insulators Ltd. (b)                223,108
      161,970  Panasonic Holdings Corp. (b)         1,449,164
      104,600  Renesas Electronics
                  Corp. (b) (f)                     1,514,693
       17,100  Takaoka Toko Co., Ltd. (b)             304,332

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               JAPAN (CONTINUED)
       24,186  Toshiba Corp. (b)               $      812,156
                                               --------------
                                                    8,831,570
                                               --------------
               JERSEY -- 3.7%
      239,942  Aptiv PLC (f)                       26,919,093
                                               --------------
               NETHERLANDS -- 0.8%
       33,269  Alfen N.V. (b) (c) (d) (e) (f)       2,651,894
       14,371  NXP Semiconductors N.V.              2,679,832
        4,586  STMicroelectronics N.V.                245,305
                                               --------------
                                                    5,577,031
                                               --------------
               PORTUGAL -- 0.4%
      172,790  EDP - Energias de Portugal
                  S.A. (b)                            941,522
      569,369  REN - Redes Energeticas
                  Nacionais SGPS S.A. (b)           1,667,635
                                               --------------
                                                    2,609,157
                                               --------------
               SOUTH KOREA -- 4.3%
          277  Hyosung Heavy Industries
                  Corp. (b) (f)                        14,251
       18,868  LS Electric Co., Ltd. (b)              821,755
       53,046  Samsung SDI Co., Ltd. (b)           30,132,191
                                               --------------
                                                   30,968,197
                                               --------------
               SPAIN -- 2.2%
      365,995  Iberdrola S.A. (b)                   4,559,514
      653,417  Red Electrica Corp., S.A. (b)       11,497,777
                                               --------------
                                                   16,057,291
                                               --------------
               SWITZERLAND -- 8.3%
    1,671,966  ABB Ltd. (b)                        57,518,181
       34,444  Landis+Gyr Group AG (b)              2,651,067
                                               --------------
                                                   60,169,248
                                               --------------
               TAIWAN -- 0.1%
       32,356  Advantech Co., Ltd. (b)                395,837
       26,728  Chung-Hsin Electric & Machinery
                  Manufacturing Corp. (b)              83,428
                                               --------------
                                                      479,265
                                               --------------
               UNITED KINGDOM -- 8.4%
    4,398,038  National Grid PLC (b)               59,491,966
       62,794  SSE PLC (b)                          1,401,168
                                               --------------
                                                   60,893,134
                                               --------------
               UNITED STATES -- 31.1%
       51,281  Advanced Energy Industries,
                  Inc.                              5,025,538
       33,074  AES (The) Corp.                        796,422
       45,171  American Superconductor
                  Corp. (f)                           221,790
       33,394  Analog Devices, Inc.                 6,585,965
        2,720  Arcosa, Inc.                           171,659
        1,234  AZZ, Inc.                               50,890
        2,550  Belden, Inc.                           221,263
      256,877  Cisco Systems, Inc.                 13,428,245
        1,863  Digi International, Inc. (f)            62,746
       37,722  Emerson Electric Co.                 3,287,095
        2,429  EnerSys                                211,032
      132,526  Enphase Energy, Inc. (f)            27,867,567

Page 52                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        1,276  ESCO Technologies, Inc.         $      121,794
       63,606  Fluence Energy, Inc. (f)             1,288,022
        4,084  Generac Holdings, Inc. (f)             441,113
       65,441  General Electric Co.                 6,256,160
       44,109  Honeywell International, Inc.        8,430,112
       73,358  Hubbell, Inc.                       17,848,735
       56,294  International Business Machines
                  Corp.                             7,379,580
       61,992  Itron, Inc. (f)                      3,437,456
        1,406  Littelfuse, Inc.                       376,935
        3,684  MasTec, Inc. (f)                       347,917
       22,541  MYR Group, Inc. (f)                  2,840,391
        7,378  National Instruments Corp.             386,681
       60,089  NVIDIA Corp.                        16,690,922
      103,239  Oracle Corp.                         9,592,968
        4,359  Preformed Line Products Co.            558,126
       69,929  QUALCOMM, Inc.                       8,921,542
      172,864  Quanta Services, Inc.               28,806,057
       87,759  SolarEdge Technologies,
                  Inc. (f)                         26,674,348
       67,816  Tesla, Inc. (f)                     14,069,107
       56,236  Texas Instruments, Inc.             10,460,458
       14,347  Trimble, Inc. (f)                      752,070
        1,295  Valmont Industries, Inc.               413,468
        2,934  WESCO International, Inc.              453,420
       20,338  Willdan Group, Inc. (f)                317,680
                                               --------------
                                                  224,795,274
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.5%                        718,547,624
               (Cost $656,699,956)             --------------

               MONEY MARKET FUNDS -- 1.0%
    7,487,934  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (g) (h)                     7,487,934
               (Cost $7,487,934)               --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$   1,205,408  BNP Paribas S.A., 4.74% (g),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $1,205,884.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $1,233,235. (h)       1,205,408
               (Cost $1,205,408)               --------------

               DESCRIPTION                              VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.7%     $  727,240,966
               (Cost $665,393,298)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.7)%            (4,724,927)
                                               --------------
               NET ASSETS -- 100.0%            $  722,516,039
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $321,372,347 or 44.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,367,568 and the total value of the collateral held by the Fund is $8,693,342.

(f)   Non-income producing security.

(g)   Rate shown reflects yield as of March 31, 2023.

(h)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 53


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    8,367,568
Non-cash Collateral(2)                             (8,367,568)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    1,205,408
Non-cash Collateral(4)                             (1,205,408)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                52.5%
Euro                                                21.2
British Pound Sterling                               8.4
Swiss Franc                                          8.3
South Korean Won                                     4.3
Canadian Dollar                                      2.2
Japanese Yen                                         1.2
Brazilian Real                                       1.1
Danish Krone                                         0.5
Hong Kong Dollar                                     0.2
New Taiwan Dollar                                    0.1
                                                   ------
   Total                                           100.0%
                                                   ======

Page 54                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Brazil.......................................    $     7,755,944   $     7,755,944   $            --   $            --
   Canada.......................................         16,030,078        16,030,078                --                --
   Ireland......................................        118,749,751       118,749,751                --                --
   Jersey.......................................         26,919,093        26,919,093                --                --
   Netherlands..................................          5,577,031         2,925,137         2,651,894                --
   United States................................        224,795,274       224,795,274                --                --
   Other Country Categories*....................        318,720,453                --       318,720,453                --
Money Market Funds..............................          7,487,934         7,487,934                --                --
Repurchase Agreements...........................          1,205,408                --         1,205,408                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   727,240,966   $   404,663,211   $   322,577,755   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 55


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 98.8%
               AUSTRALIA -- 15.3%
    1,367,125  Alumina Ltd. (b)                $    1,340,103
      468,966  BHP Group Ltd., ADR                 29,737,134
      919,299  Fortescue Metals Group Ltd. (b)     13,818,492
                                               --------------
                                                   44,895,729
                                               --------------
               BERMUDA -- 0.4%
      468,133  China Water Affairs Group
                  Ltd. (b)                            382,238
      891,852  Nine Dragons Paper Holdings
                  Ltd. (b)                            667,702
                                               --------------
                                                    1,049,940
                                               --------------
               BRAZIL -- 14.0%
    1,195,468  Petroleo Brasileiro S.A., ADR       12,468,731
       53,962  SLC Agricola S.A.                      485,381
    1,774,328  Vale S.A., ADR                      27,998,896
                                               --------------
                                                   40,953,008
                                               --------------
               CANADA -- 12.9%
      121,810  Enerplus Corp.                       1,755,722
      165,825  Nutrien Ltd.                        12,246,176
       97,067  Peyto Exploration &
                  Development Corp. (c)               869,761
      662,866  Suncor Energy, Inc.                 20,579,991
       32,318  West Fraser Timber Co., Ltd.         2,305,183
                                               --------------
                                                   37,756,833
                                               --------------
               CHILE -- 0.1%
       35,281  CAP S.A.                               293,339
                                               --------------
               CHINA -- 3.2%
    1,969,207  China Shenhua Energy Co., Ltd.,
                  Class H (b)                       6,196,943
      219,176  Shandong Chenming Paper
                  Holdings Ltd.,
                  Class H (b) (d)                      68,752
      844,185  Yankuang Energy Group Co.,
                  Ltd., Class H (b) (c)             3,022,559
                                               --------------
                                                    9,288,254
                                               --------------
               COLOMBIA -- 4.3%
    1,191,245  Ecopetrol S.A., ADR                 12,579,547
                                               --------------
               INDIA -- 2.8%
    1,220,982  Coal India Ltd. (b)                  3,182,852
    1,578,443  GAIL India Ltd. (b)                  2,025,702
      660,655  NMDC Ltd. (b)                          899,740
      656,392  Vedanta Ltd. (b)                     2,198,847
                                               --------------
                                                    8,307,141
                                               --------------
               INDONESIA -- 0.5%
    7,607,355  Adaro Energy Indonesia Tbk
                  PT (b)                            1,474,676
                                               --------------
               JAPAN -- 2.0%
       45,600  Daio Paper Corp. (b)                   356,626
      528,900  Inpex Corp. (b)                      5,597,098
                                               --------------
                                                    5,953,724
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               LUXEMBOURG -- 0.3%
       24,938  APERAM S.A. (b)                 $      930,289
                                               --------------
               NORWAY -- 1.3%
       89,725  Yara International ASA (b)           3,899,502
                                               --------------
               PORTUGAL -- 0.2%
      124,811  Navigator (The) Co., S.A. (b)          446,202
                                               --------------
               SOUTH AFRICA -- 2.9%
       61,879  African Rainbow Minerals
                  Ltd. (b)                            804,787
      203,892  Exxaro Resources Ltd. (b)            2,131,082
      495,585  Impala Platinum Holdings
                  Ltd. (b)                          4,561,534
       32,717  Kumba Iron Ore Ltd. (b)                827,219
       37,465  Royal Bafokeng Platinum Ltd.           301,656
                                               --------------
                                                    8,626,278
                                               --------------
               SWEDEN -- 2.1%
      156,633  Boliden AB (b)                       6,153,203
                                               --------------
               TAIWAN -- 0.4%
      435,159  Taiwan Fertilizer Co., Ltd. (b)        801,658
      581,917  YFY, Inc. (b)                          508,808
                                               --------------
                                                    1,310,466
                                               --------------
               UNITED KINGDOM -- 13.3%
      341,316  Ferrexpo PLC (b)                       496,690
      414,456  Rio Tinto PLC, ADR                  28,431,682
      137,166  Severn Trent PLC (b)                 4,872,514
      391,474  United Utilities Group PLC (b)       5,123,374
                                               --------------
                                                   38,924,260
                                               --------------
               UNITED STATES -- 22.8%
       18,457  Andersons (The), Inc.                  762,643
      168,750  Archer-Daniels-Midland Co.          13,442,625
       32,220  California Water Service Group       1,875,204
      113,782  CF Industries Holdings, Inc.         8,248,057
      440,300  Coterra Energy, Inc.                10,804,962
       72,732  FMC Corp.                            8,882,759
      202,386  International Paper Co.              7,298,039
       15,662  SJW Group                            1,192,348
      162,940  Tyson Foods, Inc., Class A           9,665,601
      147,637  Westrock Co.                         4,498,500
                                               --------------
                                                   66,670,738
                                               --------------
               TOTAL COMMON STOCKS
                  -- 98.8%                        289,513,129
               (Cost $307,940,819)             --------------

               MONEY MARKET FUNDS -- 1.0%
    2,805,220  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (e) (f)                     2,805,220
               (Cost $2,805,220)               --------------

Page 56                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     451,584  BNP Paribas S.A., 4.74% (e),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $451,763.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $462,009. (f)    $      451,584
               (Cost $451,584)                 --------------

               TOTAL INVESTMENTS -- 99.9%         292,769,933
               (Cost $311,197,623)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                 277,548
                                               --------------
               NET ASSETS -- 100.0%            $  293,047,481
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $72,789,192 or 24.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,108,773 and the total value of the collateral held by the Fund is $3,256,804.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of March 31, 2023.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    3,108,773
Non-cash Collateral(2)                             (3,108,773)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      451,584
Non-cash Collateral(4)                               (451,584)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 57


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                66.1%
Canadian Dollar                                      8.7
Australian Dollar                                    5.2
British Pound Sterling                               3.6
Hong Kong Dollar                                     3.5
South African Rand                                   2.9
Indian Rupee                                         2.8
Swedish Krona                                        2.1
Japanese Yen                                         2.0
Norwegian Krone                                      1.3
Indonesian Rupiah                                    0.5
Euro                                                 0.5
New Taiwan Dollar                                    0.5
Brazilian Real                                       0.2
Chilean Peso                                         0.1
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Australia....................................    $    44,895,729   $    29,737,134   $    15,158,595   $            --
   Brazil.......................................         40,953,008        40,953,008                --                --
   Canada.......................................         37,756,833        37,756,833                --                --
   Chile........................................            293,339           293,339                --                --
   Colombia.....................................         12,579,547        12,579,547                --                --
   South Africa.................................          8,626,278           301,656         8,324,622                --
   United Kingdom...............................         38,924,260        28,431,682        10,492,578                --
   United States................................         66,670,738        66,670,738                --                --
   Other Country Categories*....................         38,813,397                --        38,813,397                --
Money Market Funds..............................          2,805,220         2,805,220                --                --
Repurchase Agreements...........................            451,584                --           451,584                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   292,769,933   $   219,529,157   $    73,240,776   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 58                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.4%
               AUSTRALIA -- 1.0%
       66,073  Incitec Pivot Ltd. (b)          $      139,231
       12,944  Nufarm Ltd. (b)                         49,694
                                               --------------
                                                      188,925
                                               --------------
               BELGIUM -- 0.5%
        2,901  Tessenderlo Group S.A. (b) (c)          90,664
                                               --------------
               BERMUDA -- 2.6%
        5,106  Bunge Ltd.                             487,725
                                               --------------
               CANADA -- 4.2%
       10,610  Nutrien Ltd.                           783,562
                                               --------------
               CHILE -- 2.1%
        4,864  Sociedad Quimica y Minera de
                  Chile S.A., ADR                     394,276
                                               --------------
               FRANCE -- 0.2%
          781  Vilmorin & Cie S.A. (b)                 36,889
                                               --------------
               GERMANY -- 21.4%
       29,860  BASF SE (b)                          1,567,617
       30,753  Bayer AG (b)                         1,964,560
       15,861  Evonik Industries AG (b)               333,703
        6,514  K+S AG (b)                             138,715
                                               --------------
                                                    4,004,595
                                               --------------
               INDIA -- 7.2%
       14,184  Chambal Fertilisers and
                  Chemicals Ltd. (b)                   45,734
       10,023  Coromandel International
                  Ltd. (b)                            107,479
        6,047  EID Parry India Ltd. (b)                34,538
        4,499  Escorts Kubota Ltd. (b)                103,838
        5,316  Gujarat Narmada Valley
                  Fertilizers & Chemicals
                  Ltd. (b)                             33,024
       42,410  Mahindra & Mahindra Ltd. (b)           599,314
       17,018  Sumitomo Chemical India
                  Ltd. (b)                             88,460
        8,687  Tata Chemicals Ltd. (b)                103,030
       25,588  UPL Ltd. (b)                           223,871
                                               --------------
                                                    1,339,288
                                               --------------
               ISRAEL -- 1.6%
       43,856  ICL Group Ltd. (b)                     297,149
                                               --------------
               JAPAN -- 6.7%
       40,400  Kubota Corp. (b)                       612,518
        6,900  Mitsui Chemicals, Inc. (b)             178,162
        4,800  Nissan Chemical Corp. (b)              218,002
        1,700  Sakata Seed Corp. (b)                   50,179
       56,300  Sumitomo Chemical Co., Ltd. (b)        189,561
                                               --------------
                                                    1,248,422
                                               --------------
               MALAYSIA -- 2.3%
      272,501  Petronas Chemicals Group
                  Bhd (b)                             437,907
                                               --------------
               MEXICO -- 0.8%
       68,130  Orbia Advance Corp. SAB de CV          148,169
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               NETHERLANDS -- 5.0%
       45,784  CNH Industrial N.V.             $      699,122
        7,172  OCI N.V. (b)                           243,131
                                               --------------
                                                      942,253
                                               --------------
               QATAR -- 4.0%
      206,154  Industries Qatar QSC (b)               738,731
                                               --------------
               RUSSIA -- 0.0%
        1,918  PhosAgro PJSC (b) (d) (e)                    0
                                               --------------
               SINGAPORE -- 3.7%
      218,000  Wilmar International Ltd. (b)          690,648
                                               --------------
               SWITZERLAND -- 0.9%
          349  Bucher Industries AG (b)               163,231
                                               --------------
               TURKEY -- 0.9%
       11,375  Gubre Fabrikalari TAS (b) (c)          117,881
        1,818  Turk Traktor ve Ziraat
                  Makineleri AS (b)                    47,505
                                               --------------
                                                      165,386
                                               --------------
               UNITED ARAB EMIRATES -- 1.6%
      282,732  Fertiglobe PLC (b)                     308,223
                                               --------------
               UNITED STATES -- 32.7%
          934  AdvanSix, Inc.                          35,744
        2,550  AGCO Corp.                             344,760
          407  Alamo Group, Inc.                       74,953
        6,668  CF Industries Holdings, Inc.           483,363
        1,401  Compass Minerals International,
                  Inc.                                 48,040
       23,190  Corteva, Inc.                        1,398,589
          360  CVR Partners, L.P. (f)                  32,101
        4,473  Deere & Co.                          1,846,812
        4,261  FMC Corp.                              520,396
          375  Lindsay Corp.                           56,674
       11,461  Mosaic (The) Co.                       525,831
        1,906  Scotts Miracle-Gro (The) Co.           132,925
        1,531  SiteOne Landscape Supply,
                  Inc. (c)                            209,548
        3,542  Toro (The) Co.                         393,729
                                               --------------
                                                    6,103,465
                                               --------------

               TOTAL INVESTMENTS -- 99.4%          18,569,508
               (Cost $20,759,896)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.6%                 120,670
                                               --------------
               NET ASSETS -- 100.0%            $   18,690,178
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

                        See Notes to Financial Statements                Page 59


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $9,953,189 or 53.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Security is a Master Limited Partnership ("MLP").

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                41.4%
Euro                                                23.6
Indian Rupee                                         7.2
Japanese Yen                                         6.7
Canadian Dollar                                      4.2
Qatar Riyal                                          4.0
Singapore Dollar                                     3.7
Malaysian Ringgit                                    2.3
United Arab Emirates Dirham                          1.7
Israeli Shekel                                       1.6
Australian Dollar                                    1.0
Turkish Lira                                         0.9
Swiss Franc                                          0.9
Mexican Peso                                         0.8
Russian Ruble                                        0.0*
                                                   ------
   Total                                           100.0%
                                                   ======

* Investment is valued at $0.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Bermuda......................................    $       487,725   $       487,725   $            --   $            --
   Canada.......................................            783,562           783,562                --                --
   Chile........................................            394,276           394,276                --                --
   Mexico.......................................            148,169           148,169                --                --
   Netherlands..................................            942,253           699,122           243,131                --
   Russia.......................................                 --*               --                --                --*
   United States................................          6,103,465         6,103,465                --                --
   Other Country Categories**...................          9,710,058                --         9,710,058                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    18,569,508   $     8,616,319   $     9,953,189   $            --*
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

Page 60                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.8%
               BRAZIL -- 21.2%
       43,285  Ambev S.A., ADR                 $      122,064
       54,620  B3 S.A. - Brasil Bolsa Balcao          111,321
       43,627  Banco Bradesco S.A., ADR               114,303
       14,299  Banco do Brasil S.A.                   110,421
       16,844  BB Seguridade Participacoes S.A.       108,007
       16,790  Centrais Eletricas Brasileiras
                  S.A.                                110,146
       11,135  Cia de Saneamento Basico do
                  Estado de Sao Paulo                 111,076
       21,133  Gerdau S.A. (Preference Shares)        105,489
      128,340  Hapvida Participacoes e
                  Investimentos
                  S.A. (b) (c) (d)                     66,595
       22,947  Itau Unibanco Holding S.A., ADR        111,752
       70,018  Itausa S.A. (Preference Shares)        113,555
       30,028  JBS S.A.                               105,456
       10,385  Localiza Rent a Car S.A.               109,106
       30,898  Lojas Renner S.A.                      101,196
      160,514  Magazine Luiza S.A. (d)                104,825
       17,099  Petro Rio S.A. (d)                     105,358
        9,953  Petroleo Brasileiro S.A., ADR          103,810
       22,554  Rede D'Or Sao Luiz S.A. (b) (c)         94,916
       32,085  Rumo S.A.                              119,327
       31,767  Sendas Distribuidora S.A.               97,273
       12,070  Suzano S.A.                             99,233
        6,755  Vale S.A., ADR                         106,594
       14,715  WEG S.A.                               117,582
                                               --------------
                                                    2,449,405
                                               --------------
               CAYMAN ISLANDS -- 21.2%
        1,257  Alibaba Group Holding Ltd.,
                  ADR (d)                             128,440
        8,442  ANTA Sports Products Ltd. (e)          122,570
          802  Baidu, Inc., ADR (d)                   121,038
        5,719  Bilibili, Inc., ADR (d)                134,397
       15,800  JD Health International,
                  Inc. (b) (c) (d) (e)                117,157
        2,484  JD.com, Inc., ADR                      109,023
        6,048  KE Holdings, Inc., ADR (d)             113,944
       16,494  Kuaishou
                  Technology (b) (c) (d) (e)          126,828
        4,675  Li Auto, Inc., ADR (d) (f)             116,641
       13,174  Li Ning Co., Ltd. (e)                  103,599
        6,354  Meituan, Class B (b) (c) (d) (e)       115,276
        1,422  NetEase, Inc., ADR                     125,762
       11,755  NIO, Inc., ADR (d)                     123,545
       21,900  NU Holdings Ltd., Class A (d)          104,244
        1,258  PDD Holdings, Inc., ADR (d)             95,482
        2,545  Tencent Holdings Ltd. (e)              124,372
        3,105  Trip.com Group Ltd., ADR (d)           116,965
       15,901  Wuxi Biologics Cayman,
                  Inc. (b) (c) (d) (e)                 97,981
       73,084  Xiaomi Corp.,
                  Class B (b) (c) (d) (e)             112,473
        8,887  XP, Inc., Class A (d)                  105,489
       12,374  XPeng, Inc., ADR (d) (f)               137,475
                                               --------------
                                                    2,452,701
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               CHINA -- 4.9%
        4,186  BYD Co., Ltd., Class H (e)      $      123,136
      180,351  China Construction Bank Corp.,
                  Class H (e)                         116,722
       20,181  China Merchants Bank Co., Ltd.,
                  Class H (e)                         102,480
      220,699  Industrial & Commercial Bank of
                  China Ltd., Class H (e)             117,288
       16,483  Ping An Insurance (Group) Co.
                  of China Ltd., Class H (e)          106,632
                                               --------------
                                                      566,258
                                               --------------
               INDIA -- 16.8%
        4,195  Axis Bank Ltd., GDR (c) (e)            217,424
        4,062  Dr. Reddy's Laboratories Ltd.,
                  ADR                                 231,250
        3,138  HDFC Bank Ltd., ADR                    209,210
       10,264  ICICI Bank Ltd., ADR                   221,497
       11,832  Infosys Ltd., ADR                      206,350
        8,324  Larsen & Toubro Ltd.,
                  GDR (c) (e)                         220,920
        3,811  Reliance Industries Ltd.,
                  GDR (b) (e)                         215,012
        3,385  State Bank of India,
                  GDR (c) (e)                         214,635
       45,453  Wipro Ltd., ADR                        204,084
                                               --------------
                                                    1,940,382
                                               --------------
               JERSEY -- 2.0%
        2,442  WNS (Holdings) Ltd., ADR (d)           227,521
                                               --------------
               MAURITIUS -- 3.1%
       63,935  Azure Power Global Ltd. (d) (f)        159,198
        8,189  MakeMyTrip Ltd. (d)                    200,385
                                               --------------
                                                      359,583
                                               --------------
               SOUTH KOREA -- 26.2%
        1,006  Celltrion, Inc. (e)                    116,231
        8,983  Doosan Enerbility Co.,
                  Ltd. (d) (e)                        117,964
          878  Ecopro BM Co., Ltd. (e)                152,153
          512  Ecopro Co., Ltd. (e)                   197,259
        3,217  Hana Financial Group, Inc. (e)         100,753
        3,026  Hanwha Galleria Co., Ltd. (d)            4,951
        2,683  Hanwha Solutions Corp. (d) (e)         110,671
          687  Hyundai Mobis Co., Ltd. (e)            114,104
          828  Hyundai Motor Co. (e)                  117,802
        2,341  Kakao Corp.                            109,871
        5,481  KakaoBank Corp. (e) (f)                102,441
        2,847  KB Financial Group, Inc. (e)           103,979
        1,940  Kia Corp. (e)                          121,072
          557  L&F Co., Ltd. (e)                      135,035
          215  LG Chem Ltd. (e)                       118,077
        1,313  LG Electronics, Inc. (e)               117,177
          527  LG Innotek Co., Ltd. (e)               110,518
          701  NAVER Corp. (e)                        109,840
          661  POSCO Chemical Co., Ltd. (e)           139,318
          459  POSCO Holdings, Inc. (e)               129,861
        1,014  Samsung Electro-Mechanics Co.,
                  Ltd. (e)                            119,724

                        See Notes to Financial Statements                Page 61


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
        2,410  Samsung Electronics Co.,
                  Ltd. (e)                     $      119,177
          210  Samsung SDI Co., Ltd. (e)              119,288
        3,759  Shinhan Financial Group Co.,
                  Ltd. (e)                            102,114
        1,634  SK Hynix, Inc. (e)                     111,823
          974  SK Innovation Co., Ltd. (e) (g)        134,887
                                               --------------
                                                    3,036,090
                                               --------------
               UNITED KINGDOM -- 2.4%
       48,909  ReNew Energy Global PLC,
                  Class A (d)                         274,868
                                               --------------
               UNITED STATES -- 2.0%
        7,116  Coupang, Inc. (d)                      113,856
        1,879  Yum China Holdings, Inc.               119,110
                                               --------------
                                                      232,966
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         11,539,774
               (Cost $11,985,762)              --------------

               RIGHTS (a) -- 0.0%
               BRAZIL -- 0.0%
           46  Localiza Rent a Car S.A.,
                  expiring 5/17/23 (d) (h)                119
               (Cost $0)                       --------------

               MONEY MARKET FUNDS -- 2.1%
      241,529  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (i) (j)                       241,529
               (Cost $241,529)                 --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$      38,882  BNP Paribas S.A., 4.74% (i),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $38,897.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $39,779. (j)             38,882
               (Cost $38,882)                  --------------

               TOTAL INVESTMENTS -- 102.3%         11,820,304
               (Cost $12,266,173)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.3)%              (261,225)
                                               --------------
               NET ASSETS -- 100.0%            $   11,559,079
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Non-income producing security.

(e)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $5,275,773 or 45.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $271,391 and the total value of the collateral held by the Fund is $280,411.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. There were no in-kind distributions received for the six months ended March 31, 2023. (h) Pursuant to procedures adopted by the
      Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of March 31, 2023.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

Page 62                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      271,391
Non-cash Collateral(2)                               (271,391)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       38,882
Non-cash Collateral(4)                                (38,882)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                45.7%
South Korean Won                                    25.7
Brazilian Real                                      16.0
Hong Kong Dollar                                    12.6
                                                   ------
   Total                                           100.0%
                                                   ======

                        See Notes to Financial Statements                Page 63


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Cayman Islands...............................    $     2,452,701   $     1,532,445   $       920,256   $            --
   China........................................            566,258                --           566,258                --
   India........................................          1,940,382         1,072,391           867,991                --
   South Korea..................................          3,036,090           114,822         2,921,268                --
   Other Country Categories*....................          3,544,343         3,544,343                --                --
Rights*.........................................                119               119                --                --
Money Market Funds..............................            241,529           241,529                --                --
Repurchase Agreements...........................             38,882                --            38,882                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    11,820,304   $     6,505,649   $     5,314,655   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 64                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.4%
               AUSTRALIA -- 0.5%
      818,924  Telstra Group Ltd. (b)          $    2,318,700
                                               --------------
               BRAZIL -- 0.5%
      310,381  Telefonica Brasil S.A., ADR          2,349,584
                                               --------------
               CANADA -- 1.4%
       47,385  BCE, Inc.                            2,122,595
       49,181  Rogers Communications, Inc.,
                  Class B                           2,279,466
      106,727  TELUS Corp.                          2,118,746
                                               --------------
                                                    6,520,807
                                               --------------
               CAYMAN ISLANDS -- 1.2%
    3,659,818  Xiaomi Corp.,
                  Class B (b) (c) (d) (e)           5,632,279
                                               --------------
               CHINA -- 2.8%
   48,099,550  China Tower Corp., Ltd.,
                  Class H (b) (c) (d)               5,821,492
    2,298,364  ZTE Corp., Class H (b)               6,736,232
                                               --------------
                                                   12,557,724
                                               --------------
               FINLAND -- 2.4%
       97,485  Elisa OYJ (b)                        5,879,484
    1,059,524  Nokia OYJ, ADR                       5,202,263
                                               --------------
                                                   11,081,747
                                               --------------
               FRANCE -- 0.6%
      227,272  Orange S.A. (b)                      2,700,043
                                               --------------
               GERMANY -- 2.6%
      108,587  Deutsche Telekom AG (b)              2,631,324
      156,416  Infineon Technologies AG (b)         6,423,282
      937,235  Telefonica Deutschland Holding
                  AG (b)                            2,885,056
                                               --------------
                                                   11,939,662
                                               --------------
               GUERNSEY -- 1.2%
       58,417  Amdocs Ltd.                          5,609,785
                                               --------------
               HONG KONG -- 1.6%
    6,623,888  Lenovo Group Ltd. (b)                7,176,417
                                               --------------
               INDIA -- 5.9%
      218,786  Bharti Airtel Ltd. (b)               1,995,220
      388,553  HCL Technologies Ltd. (b)            5,158,268
      265,144  Infosys Ltd., ADR                    4,624,111
      127,725  Tata Consultancy Services
                  Ltd. (b)                          5,006,545
      398,387  Tech Mahindra Ltd. (b)               5,370,522
    1,053,066  Wipro Ltd., ADR                      4,728,266
                                               --------------
                                                   26,882,932
                                               --------------
               INDONESIA -- 0.6%
    9,226,037  Telkom Indonesia Persero
                  Tbk PT (b)                        2,505,266
                                               --------------
               ITALY -- 2.3%
      517,237  Infrastrutture Wireless Italiane
                  S.p.A. (b) (c) (d)                6,795,656

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               ITALY (CONTINUED)
   10,436,468  Telecom Italia S.p.A. (b) (e)   $    3,441,800
                                               --------------
                                                   10,237,456
                                               --------------
               JAPAN -- 11.2%
       38,832  Fujitsu Ltd. (b)                     5,247,378
       75,248  KDDI Corp. (b)                       2,320,481
      103,271  Kyocera Corp. (b)                    5,387,231
      537,565  Mitsubishi Electric Corp. (b)        6,423,974
      150,659  NEC Corp. (b)                        5,816,220
      191,266  Nippon Telegraph & Telephone
                  Corp. (b)                         5,715,552
      555,659  Renesas Electronics
                  Corp. (b) (e)                     8,046,394
      481,098  SoftBank Corp. (b)                   5,553,700
       66,676  Sony Group Corp. (b)                 6,073,076
                                               --------------
                                                   50,584,006
                                               --------------
               MALAYSIA -- 0.5%
    2,524,555  CelcomDigi Bhd (b)                   2,486,404
                                               --------------
               MEXICO -- 0.6%
    2,387,638  America Movil SAB de CV,
                  Series B                          2,517,487
                                               --------------
               NETHERLANDS -- 3.4%
      704,411  Koninklijke KPN N.V. (b)             2,489,095
       30,276  NXP Semiconductors N.V.              5,645,717
      135,172  STMicroelectronics N.V. (b)          7,198,280
                                               --------------
                                                   15,333,092
                                               --------------
               NEW ZEALAND -- 0.5%
      660,770  Spark New Zealand Ltd. (b)           2,093,454
                                               --------------
               NORWAY -- 0.6%
      237,410  Telenor ASA (b)                      2,783,672
                                               --------------
               PHILIPPINES -- 0.4%
       56,210  Globe Telecom, Inc. (b)              1,934,906
                                               --------------
               QATAR -- 0.5%
      886,042  Ooredoo QPSC (b)                     2,288,282
                                               --------------
               RUSSIA -- 0.0%
      755,018  Mobile TeleSystems PJSC,
                  ADR (b) (e) (f) (g)                       0
                                               --------------
               SINGAPORE -- 0.5%
    1,128,152  Singapore Telecommunications
                  Ltd. (b)                          2,090,321
                                               --------------
               SOUTH AFRICA -- 0.9%
      287,235  MTN Group Ltd. (b)                   2,057,881
      292,259  Vodacom Group Ltd. (b)               2,005,884
                                               --------------
                                                    4,063,765
                                               --------------
               SOUTH KOREA -- 4.7%
      154,935  KT Corp., ADR                        1,756,963
       76,204  LG Electronics, Inc. (b)             6,800,731
      115,591  Samsung Electronics Co.,
                  Ltd. (b)                          5,716,086
       54,304  Samsung SDS Co., Ltd. (b)            4,856,398
       58,031  SK Telecom Co., Ltd. (b)             2,153,073
                                               --------------
                                                   21,283,251
                                               --------------

                        See Notes to Financial Statements                Page 65


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SPAIN -- 1.1%
       64,225  Cellnex Telecom
                  S.A. (b) (c) (d)             $    2,497,570
      612,231  Telefonica S.A. (b)                  2,636,779
                                               --------------
                                                    5,134,349
                                               --------------
               SWEDEN -- 2.0%
      244,205  Tele2 AB, Class B (b)                2,430,590
      804,239  Telefonaktiebolaget LM Ericsson,
                  Class B (b) (h)                   4,714,309
      807,625  Telia Co., AB (b)                    2,050,773
                                               --------------
                                                    9,195,672
                                               --------------
               SWITZERLAND -- 0.6%
        4,066  Swisscom AG (b)                      2,594,808
                                               --------------
               TAIWAN -- 10.2%
      483,820  Advantech Co., Ltd. (b)              5,918,969
    1,643,512  ASE Technology Holding Co.,
                  Ltd. (b)                          6,099,177
      611,359  Chunghwa Telecom Co., Ltd. (b)       2,403,189
      541,325  Delta Electronics, Inc. (b)          5,370,831
    1,005,355  Far EasTone Telecommunications
                  Co., Ltd. (b)                     2,484,631
      226,135  MediaTek, Inc. (b)                   5,862,805
    1,672,821  Taiwan Mobile Co., Ltd. (b)          5,550,537
       64,257  Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR      5,977,186
    3,751,066  United Microelectronics
                  Corp. (b)                         6,564,113
                                               --------------
                                                   46,231,438
                                               --------------
               THAILAND -- 0.6%
      412,300  Advanced Info Service PCL (b)        2,557,531
                                               --------------
               UNITED ARAB EMIRATES -- 0.5%
      341,055  Emirates Telecommunications
                  Group Co. PJSC (b)                2,049,213
                                               --------------
               UNITED KINGDOM -- 2.0%
    3,775,223  BT Group PLC (b)                     6,800,384
    2,104,856  Vodafone Group PLC (b)               2,321,849
                                               --------------
                                                    9,122,233
                                               --------------
               UNITED STATES -- 35.0%
       73,667  Advanced Micro Devices,
                  Inc. (e)                          7,220,103
       24,463  American Tower Corp.                 4,998,769
       30,609  Analog Devices, Inc.                 6,036,707
       36,394  Apple, Inc.                          6,001,371
       40,513  Arista Networks, Inc. (e)            6,800,512
      115,585  AT&T, Inc.                           2,225,011
        9,779  Broadcom, Inc.                       6,273,620
      100,088  Ciena Corp. (e)                      5,256,622
      105,977  Cisco Systems, Inc.                  5,539,948
       37,292  Crown Castle, Inc.                   4,991,161
       48,377  Digital Realty Trust, Inc.           4,755,943
        7,605  Equinix, Inc.                        5,483,509
       34,159  F5, Inc. (e)                         4,976,625
      318,695  Hewlett Packard Enterprise Co.       5,076,811
      182,551  Intel Corp.                          5,963,941

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               UNITED STATES (CONTINUED)
       35,135  International Business Machines
                  Corp.                        $    4,605,847
      159,984  Juniper Networks, Inc.               5,506,649
       28,668  Keysight Technologies, Inc. (e)      4,629,309
      124,495  Marvell Technology, Inc.             5,390,633
       67,580  Microchip Technology, Inc.           5,661,852
       94,055  Micron Technology, Inc.              5,675,279
       19,244  Motorola Solutions, Inc.             5,506,286
       30,232  NVIDIA Corp.                         8,397,543
       52,563  Qorvo, Inc. (e)                      5,338,824
       42,642  QUALCOMM, Inc.                       5,440,266
       17,948  SBA Communications Corp.             4,685,684
       54,545  Skyworks Solutions, Inc.             6,435,219
       15,371  T-Mobile US, Inc. (e)                2,226,336
       59,571  Verizon Communications, Inc.         2,316,716
       43,509  VMware, Inc., Class A (e)            5,432,099
                                               --------------
                                                  158,849,195
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.4%                        450,705,481
               (Cost $455,546,948)             --------------

               MONEY MARKET FUNDS -- 0.9%
    3,826,023  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (i) (j)                     3,826,023
               (Cost $3,826,023)               --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     615,913  BNP Paribas S.A., 4.74% (i),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $616,157.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $630,132. (j)           615,913
               (Cost $615,913)                 --------------

               TOTAL INVESTMENTS -- 100.4%        455,147,417
               (Cost $459,988,884)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (1,825,081)
                                               --------------
               NET ASSETS -- 100.0%            $  453,322,336
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

Page 66                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $246,924,117 or 54.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(h)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,275,510 and the total value of the collateral held by the Fund is $4,441,936.

(i)   Rate shown reflects yield as of March 31, 2023.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    4,275,510
Non-cash Collateral(2)                             (4,275,510)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      615,913
Non-cash Collateral(4)                               (615,913)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 67


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                43.8%
Japanese Yen                                        11.1
Euro                                                10.0
New Taiwan Dollar                                    8.8
Hong Kong Dollar                                     5.6
South Korean Won                                     4.3
Indian Rupee                                         3.9
Swedish Krona                                        2.0
British Pound Sterling                               2.0
Canadian Dollar                                      1.4
South African Rand                                   0.9
Norwegian Krone                                      0.6
Swiss Franc                                          0.6
Thai Baht                                            0.6
Mexican Peso                                         0.6
Indonesian Rupiah                                    0.5
Malaysian Ringgit                                    0.5
Qatar Riyal                                          0.5
Australian Dollar                                    0.5
New Zealand Dollar                                   0.5
Singapore Dollar                                     0.5
United Arab Emirates Dirham                          0.4
Philippine Peso                                      0.4
Russian Ruble                                        0.0*
                                                   ------
   Total                                           100.0%
                                                   ======

* Investment is valued at $0.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Brazil.......................................    $     2,349,584   $     2,349,584   $            --   $            --
   Canada.......................................          6,520,807         6,520,807                --                --
   Finland......................................         11,081,747         5,202,263         5,879,484                --
   Guernsey.....................................          5,609,785         5,609,785                --                --
   India........................................         26,882,932         9,352,377        17,530,555                --
   Mexico.......................................          2,517,487         2,517,487                --                --
   Netherlands..................................         15,333,092         5,645,717         9,687,375                --
   Russia.......................................                 --*               --                --                --*
   South Korea..................................         21,283,251         1,756,963        19,526,288                --
   Taiwan.......................................         46,231,438         5,977,186        40,254,252                --
   United States................................        158,849,195       158,849,195                --                --
   Other Country Categories**...................        154,046,163                --       154,046,163                --
Money Market Funds..............................          3,826,023         3,826,023                --                --
Repurchase Agreements...........................            615,913                --           615,913                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   455,147,417   $   207,607,387   $   247,540,030   $            --*
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

Page 68                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.8%
               AUSTRALIA -- 1.5%
       20,371  Allkem Ltd. (b) (c)             $      163,194
       17,317  IGO Ltd. (b)                           148,495
      234,123  Nickel Industries Ltd. (b)             142,049
       62,189  Pilbara Minerals Ltd. (b)              165,448
                                               --------------
                                                      619,186
                                               --------------
               AUSTRIA -- 0.4%
       18,248  ams-OSRAM AG (b) (c)                   142,201
                                               --------------
               BELGIUM -- 0.5%
        1,600  Solvay S.A. (b)                        182,987
                                               --------------
               CANADA -- 1.0%
       10,190  Lithium Americas Corp. (c)             221,734
        3,328  Magna International, Inc.              178,281
                                               --------------
                                                      400,015
                                               --------------
               CAYMAN ISLANDS -- 4.0%
        2,102  Ambarella, Inc. (c)                    162,737
        2,074  Baidu, Inc., ADR (c)                   313,008
      114,432  Geely Automobile Holdings
                  Ltd. (b)                            147,460
       25,768  Himax Technologies, Inc.,
                  ADR (d)                             209,494
        7,913  Li Auto, Inc., ADR (c) (d)             197,429
       15,185  NIO, Inc., ADR (c)                     159,594
       17,737  XPeng, Inc., ADR (c) (d)               197,058
       88,435  Yadea Group Holdings
                  Ltd. (b) (e) (f)                    227,802
                                               --------------
                                                    1,614,582
                                               --------------
               CHILE -- 0.4%
        2,108  Sociedad Quimica y Minera de
                  Chile S.A., ADR                     170,875
                                               --------------
               CHINA -- 2.0%
       17,387  BYD Co., Ltd., Class H (b)             511,459
       22,498  Ganfeng Lithium Group Co.,
                  Ltd., Class H (b) (e) (f)           140,193
       22,400  Tianqi Lithium Corp.,
                  Class H (b) (c)                     151,154
                                               --------------
                                                      802,806
                                               --------------
               FRANCE -- 1.6%
        3,860  Schneider Electric SE (b)              645,101
                                               --------------
               GERMANY -- 3.8%
        2,746  Bayerische Motoren Werke
                  AG (b)                              300,959
        2,488  Continental AG (b)                     186,425
        9,503  Infineon Technologies AG (b)           390,245
        6,287  Mercedes-Benz Group AG (b)             483,490
        1,264  Wacker Chemie AG (b)                   205,412
                                               --------------
                                                    1,566,531
                                               --------------
               INDIA -- 0.5%
        8,471  Tata Motors Ltd.,
                  ADR (b) (c) (g)                     216,858
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               INDONESIA -- 0.4%
      375,159  Vale Indonesia Tbk PT (b) (c)   $      166,699
                                               --------------
               JAPAN -- 6.0%
        6,600  Aisin Corp. (b) (d)                    181,913
        3,500  Denso Corp. (b)                        197,566
       10,364  Honda Motor Co., Ltd. (b)              274,140
       54,409  Nissan Motor Co., Ltd. (b)             205,916
       20,700  Panasonic Holdings Corp. (b)           185,205
       18,300  Renesas Electronics
                  Corp. (b) (c)                       264,999
       11,510  Subaru Corp. (b)                       183,741
       67,960  Toyota Motor Corp. (b)                 967,438
                                               --------------
                                                    2,460,918
                                               --------------
               JERSEY -- 0.5%
        1,972  Aptiv PLC (c)                          221,239
                                               --------------
               NETHERLANDS -- 3.5%
        2,152  Alfen N.V. (b) (c) (e) (f)             171,537
          954  Ferrari N.V.                           258,477
        1,893  NXP Semiconductors N.V.                352,997
       15,896  Stellantis N.V. (b)                    289,090
        6,663  STMicroelectronics N.V.                356,404
        7,107  Yandex N.V.,
                  Class A (b) (c) (g) (h)                   0
                                               --------------
                                                    1,428,505
                                               --------------
               SOUTH KOREA -- 8.7%
        2,093  Ecopro BM Co., Ltd. (b) (d)            362,706
          983  Hyundai Mobis Co., Ltd. (b)            163,266
        1,258  Hyundai Motor Co. (b)                  178,979
        3,282  Kia Corp. (b)                          204,823
          349  LG Chem Ltd. (b)                       191,669
        3,585  Lotte Energy Materials Corp. (b)       190,715
        2,719  LX Semicon Co., Ltd. (b)               236,006
       33,148  Samsung Electronics Co.,
                  Ltd. (b)                          1,639,201
          358  Samsung SDI Co., Ltd. (b)              203,358
        3,242  SK IE Technology Co.,
                  Ltd. (b) (c) (e) (f)                178,887
                                               --------------
                                                    3,549,610
                                               --------------
               SWEDEN -- 0.6%
       12,390  Volvo AB, Class B (b) (d)              255,316
                                               --------------
               TAIWAN -- 4.2%
       18,552  Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR      1,725,707
                                               --------------
               UNITED KINGDOM -- 0.3%
       30,447  Polestar Automotive Holding UK
                  PLC, Class A, ADR (c) (d)           115,394
                                               --------------
               UNITED STATES -- 59.9%
       16,439  Adeia, Inc.                            145,650
       11,699  Advanced Micro Devices,
                  Inc. (c)                          1,146,619
          856  Albemarle Corp.                        189,210
        5,347  Allegro MicroSystems, Inc. (c)         256,603
       17,711  Alphabet, Inc., Class A (c)          1,837,162
        3,711  Analog Devices, Inc.                   731,883
       12,099  Apple, Inc.                          1,995,125
       13,773  Blink Charging Co. (c) (d)             119,136

                        See Notes to Financial Statements                Page 69


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        4,021  BorgWarner, Inc.                $      197,471
        8,292  Cerence, Inc. (c)                      232,922
       15,772  ChargePoint Holdings,
                  Inc. (c) (d)                        165,133
        2,128  Cirrus Logic, Inc. (c)                 232,761
        1,015  Cummins, Inc.                          242,463
       31,190  EVgo, Inc. (c) (d)                     242,970
       22,279  Fisker, Inc. (c) (d)                   136,793
       28,840  Ford Motor Co.                         363,384
       10,374  General Motors Co.                     380,518
       25,730  indie Semiconductor, Inc.,
                  Class A (c) (d)                     271,452
       30,177  Intel Corp.                            985,883
        1,305  Lear Corp.                             182,034
        7,558  Livent Corp. (c)                       164,160
       21,580  Lucid Group, Inc. (c) (d)              173,503
       31,134  Luminar Technologies,
                  Inc. (c) (d)                        202,060
        6,213  Marvell Technology, Inc.               269,023
        4,840  MaxLinear, Inc. (c)                    170,416
        3,942  Microchip Technology, Inc.             330,261
        7,955  Micron Technology, Inc.                480,005
        6,767  Microsoft Corp.                      1,950,926
        5,218  Mobileye Global, Inc.,
                  Class A (c) (d)                     225,783
        9,775  NVIDIA Corp.                         2,715,202
        3,151  ON Semiconductor Corp. (c)             259,390
        3,750  PACCAR, Inc.                           274,500
       10,680  Plug Power, Inc. (c)                   125,170
       38,156  Proterra, Inc. (c)                      57,997
        1,800  Qorvo, Inc. (c)                        182,826
        8,184  QUALCOMM, Inc.                       1,044,115
        4,594  Rambus, Inc. (c)                       235,488
       10,200  Rivian Automotive, Inc.,
                  Class A (c)                         157,896
        1,188  Silicon Laboratories, Inc. (c)         208,007
        1,749  SiTime Corp. (c)                       248,760
        1,770  Skyworks Solutions, Inc.               208,825
        1,615  Synaptics, Inc. (c)                    179,507
       13,064  Tesla, Inc. (c)                      2,710,257
        9,062  Texas Instruments, Inc.              1,685,623
        2,280  Wolfspeed, Inc. (c)                    148,086
                                               --------------
                                                   24,462,958
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         40,747,488
               (Cost $43,619,041)              --------------

               MONEY MARKET FUNDS -- 5.4%
    2,187,362  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (i) (j)                     2,187,362
               (Cost $2,187,362)               --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$     352,121  BNP Paribas S.A., 4.74% (i),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $352,261.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $360,250. (j)    $      352,121
               (Cost $352,121)                 --------------

               TOTAL INVESTMENTS -- 106.1%         43,286,971
               (Cost $46,158,524)
               NET OTHER ASSETS AND
                  LIABILITIES -- (6.1)%            (2,457,891)
                                               --------------
               NET ASSETS -- 100.0%            $   40,829,080
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $11,444,102 or 28.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,501,345 and the total value of the collateral held by the Fund is $2,539,483.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Page 70                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(h)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(i)   Rate shown reflects yield as of March 31, 2023.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    2,501,345
Non-cash Collateral(2)                             (2,501,345)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      352,121
Non-cash Collateral(4)                               (352,121)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 71


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                74.1%
South Korean Won                                     8.2
Euro                                                 6.6
Japanese Yen                                         5.7
Hong Kong Dollar                                     2.7
Australian Dollar                                    1.4
Swedish Krona                                        0.6
Indonesian Rupiah                                    0.4
Swiss Franc                                          0.3
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Canada.......................................    $       400,015   $       400,015   $            --   $            --
   Cayman Islands...............................          1,614,582         1,239,320           375,262                --
   Chile........................................            170,875           170,875                --                --
   Jersey.......................................            221,239           221,239                --                --
   Netherlands..................................          1,428,505           967,878           460,627                --*
   Taiwan.......................................          1,725,707         1,725,707                --                --
   United Kingdom...............................            115,394           115,394                --                --
   United States................................         24,462,958        24,462,958                --                --
   Other Country Categories**...................         10,608,213                --        10,608,213                --
Money Market Funds..............................          2,187,362         2,187,362                --                --
Repurchase Agreements...........................            352,121                --           352,121                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    43,286,971   $    31,490,748   $    11,796,223   $            --*
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

Page 72                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 100.0%
               CANADA -- 2.8%
      482,274  Open Text Corp.                 $   18,591,663
    1,209,087  Shopify, Inc., Class A (b)          57,963,631
                                               --------------
                                                   76,555,294
                                               --------------
               GERMANY -- 1.3%
      291,348  SAP SE, ADR (c)                     36,870,089
                                               --------------
               ISRAEL -- 1.3%
      366,301  Wix.com Ltd. (b)                    36,556,840
                                               --------------
               NETHERLANDS -- 0.6%
      280,931  Elastic N.V. (b)                    16,265,905
                                               --------------
               UNITED STATES -- 94.0%
      153,548  Adobe, Inc. (b)                     59,172,793
      913,533  Akamai Technologies, Inc. (b)       71,529,634
    1,104,638  Alphabet, Inc., Class A (b)        114,584,100
    1,055,754  Amazon.com, Inc. (b)               109,048,831
      125,554  Appfolio, Inc., Class A (b)         15,628,962
      800,029  Appian Corp., Class A (b)           35,505,287
    3,684,582  AppLovin Corp., Class A (b)         58,032,166
      717,259  Arista Networks, Inc. (b)          120,399,096
    1,121,069  Asana, Inc., Class A (b)            23,688,188
      302,695  Atlassian Corp., Class A (b)        51,812,303
      297,730  Blackbaud, Inc. (b)                 20,632,689
      242,549  Blackline, Inc. (b)                 16,287,165
      497,169  Box, Inc., Class A (b)              13,319,158
    1,369,734  Cisco Systems, Inc.                 71,602,845
    1,105,190  Cloudflare, Inc., Class A (b)       68,146,015
    2,039,437  Confluent, Inc., Class A (b)        49,089,249
      137,381  Crowdstrike Holdings, Inc.,
                  Class A (b)                      18,856,916
      216,683  Datadog, Inc., Class A (b)          15,744,187
    1,579,402  DigitalOcean Holdings, Inc. (b)     61,865,176
      270,262  DocuSign, Inc. (b)                  15,756,275
      812,776  Dropbox, Inc., Class A (b)          17,572,217
    1,718,959  Eventbrite, Inc., Class A (b)       14,748,668
      507,363  Everbridge, Inc. (b)                17,590,275
    2,537,959  Fastly, Inc., Class A (b)           45,074,152
    1,456,311  HashiCorp, Inc., Class A (b)        42,655,349
    3,186,539  Hewlett Packard Enterprise Co.      50,761,566
      128,578  HubSpot, Inc. (b)                   55,127,817
      769,401  International Business Machines
                  Corp.                           100,860,777
       40,721  Intuit, Inc.                        18,154,643
   23,230,928  Lumen Technologies, Inc.            61,561,959
      398,861  Microsoft Corp.                    114,991,626
      395,680  MongoDB, Inc. (b)                   92,240,922
      770,594  NetApp, Inc.                        49,202,427
    3,521,547  Nutanix, Inc., Class A (b)          91,525,007
    1,138,257  Oracle Corp.                       105,766,840
       88,021  Palo Alto Networks, Inc. (b)        17,581,315
       57,360  Paycom Software, Inc. (b)           17,438,014
       86,085  Paylocity Holding Corp. (b)         17,111,976
    3,485,765  Pure Storage, Inc., Class A (b)     88,921,865
      513,649  Q2 Holdings, Inc. (b)               12,646,038

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               UNITED STATES (CONTINUED)
      979,942  Qualtrics International, Inc.,
                  Class A (b)                  $   17,472,366
      140,336  Qualys, Inc. (b)                    18,246,487
    4,639,348  Rackspace Technology, Inc. (b)       8,721,974
    1,505,504  RingCentral, Inc., Class A (b)      46,173,808
      304,026  Salesforce, Inc. (b)                60,738,314
      115,097  ServiceNow, Inc. (b)                53,487,878
      376,660  Smartsheet, Inc., Class A (b)       18,004,348
      107,402  Snowflake, Inc., Class A (b)        16,571,055
      485,287  Splunk, Inc. (b)                    46,529,318
      271,902  Sprout Social, Inc., Class A (b)    16,553,394
      708,270  Squarespace, Inc., Class A (b)      22,501,738
      876,355  Toast, Inc., Class A (b)            15,555,301
      296,294  Trade Desk (The), Inc.,
                  Class A (b)                      18,047,268
      740,096  Twilio, Inc., Class A (b)           49,312,596
      100,089  Veeva Systems, Inc., Class A (b)    18,395,357
       89,399  Workday, Inc., Class A (b)          18,464,469
      557,644  Workiva, Inc. (b)                   57,108,322
      222,291  Zoom Video Communications,
                  Inc., Class A (b)                16,413,967
      126,425  Zscaler, Inc. (b)                   14,770,233
    1,957,570  Zuora, Inc., Class A (b)            19,340,792
                                               --------------
                                                2,594,643,473
                                               --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     2,760,891,601
               (Cost $3,106,440,260)           --------------

               MONEY MARKET FUNDS -- 0.8%
   21,955,034  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (d) (e)                    21,955,034
               (Cost $21,955,034)              --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$   3,534,322  BNP Paribas S.A., 4.74% (d),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $3,535,718.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $3,615,912. (e)       3,534,322
               (Cost $3,534,322)               --------------

               TOTAL INVESTMENTS -- 100.9%      2,786,380,957
               (Cost $3,131,929,616)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%           (25,036,918)
                                               --------------
               NET ASSETS -- 100.0%            $2,761,344,039
                                               ==============

                        See Notes to Financial Statements                Page 73


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $25,062,721 and the total value of the collateral held by the Fund is $25,489,356.

(d)   Rate shown reflects yield as of March 31, 2023.

(e)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   25,062,721
Non-cash Collateral(2)                            (25,062,721)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    3,534,322
Non-cash Collateral(4)                             (3,534,322)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks*..................................    $ 2,760,891,601   $ 2,760,891,601   $            --   $            --
Money Market Funds..............................         21,955,034        21,955,034                --                --
Repurchase Agreements...........................          3,534,322                --         3,534,322                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $ 2,786,380,957   $ 2,782,846,635   $     3,534,322   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 74                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.0%
               AUSTRALIA -- 1.6%
    1,149,731  Lottery (The) Corp. (b)         $    3,954,335
                                               --------------
               AUSTRIA -- 0.5%
       17,907  ANDRITZ AG (b)                       1,211,668
                                               --------------
               BERMUDA -- 1.8%
       63,915  Arch Capital Group Ltd. (c)          4,337,911
                                               --------------
               BRAZIL -- 0.4%
      348,474  Sendas Distribuidora S.A.            1,067,055
                                               --------------
               CANADA -- 3.1%
       39,909  Definity Financial Corp.             1,041,503
       30,178  Intact Financial Corp.               4,318,926
       71,071  Pembina Pipeline Corp.               2,302,248
                                               --------------
                                                    7,662,677
                                               --------------
               CAYMAN ISLANDS -- 19.9%
      234,575  Alibaba Group Holding Ltd.,
                  ADR (c)                          23,968,873
      393,008  China Resources Mixc Lifestyle
                  Services Ltd. (b) (d) (e)         2,066,336
      108,804  Hygeia Healthcare Holdings Co.,
                  Ltd. (b) (c) (d) (e) (f)            775,828
       54,538  MINISO Group Holding Ltd.,
                  ADR                                 967,504
       29,260  New Oriental Education &
                  Technology Group, Inc.,
                  ADR (c)                           1,129,729
      214,616  PDD Holdings, Inc., ADR (c)         16,289,354
      110,501  Trip.com Group Ltd., ADR (c)         4,162,573
                                               --------------
                                                   49,360,197
                                               --------------
               DENMARK -- 8.9%
      138,179  Novo Nordisk A/S, ADR               21,989,806
                                               --------------
               FINLAND -- 0.8%
       61,172  TietoEVRY OYJ (b)                    1,921,712
                                               --------------
               GERMANY -- 12.0%
      106,276  Daimler Truck Holding
                  AG (b) (c)                        3,586,727
      168,172  Dr. Ing hc F Porsche AG
                  (Preference Shares) (b) (c)      21,584,845
       27,120  Hensoldt AG (b)                        977,631
      156,395  Siemens Energy AG (b) (c) (f)        3,448,757
                                               --------------
                                                   29,597,960
                                               --------------
               IRELAND -- 1.2%
       71,177  nVent Electric PLC                   3,056,340
                                               --------------
               ITALY -- 0.5%
       45,576  Stevanato Group S.p.A.               1,180,418
                                               --------------
               JAPAN -- 10.0%
      337,200  Renesas Electronics
                  Corp. (b) (c)                     4,882,930
       17,600  Socionext, Inc. (b)                  1,298,731
      718,617  SoftBank Corp. (b)                   8,295,572
      408,672  Takeda Pharmaceutical Co.,
                  Ltd., ADR (f)                     6,734,914
      100,500  TDK Corp. (b)                        3,607,563
                                               --------------
                                                   24,819,710
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               LUXEMBOURG -- 3.2%
      745,389  Samsonite International
                  S.A. (b) (c) (d) (e)         $    2,311,268
       41,630  Spotify Technology S.A. (c)          5,562,601
                                               --------------
                                                    7,873,869
                                               --------------
               NETHERLANDS -- 11.1%
      241,114  Prosus N.V. (b)                     18,880,287
      123,853  Technip Energies N.V. (b)            2,642,368
      234,196  Universal Music Group N.V. (b)       5,930,981
                                               --------------
                                                   27,453,636
                                               --------------
               SAUDI ARABIA -- 4.2%
       60,265  Dr. Sulaiman Al Habib Medical
                  Services Group Co. (b)            4,691,112
       41,322  Elm Co. (b)                          4,883,337
       29,291  Saudi Aramco Base Oil Co. (c)          869,280
                                               --------------
                                                   10,443,729
                                               --------------
               SOUTH KOREA -- 6.3%
       16,841  Ecopro BM Co., Ltd. (b)              2,918,454
       28,095  LG Energy Solution Ltd. (b) (c)     12,658,290
                                               --------------
                                                   15,576,744
                                               --------------
               SWEDEN -- 2.0%
      107,617  Nordnet AB publ (b)                  1,774,310
      133,360  Swedish Orphan Biovitrum
                  AB (b) (c)                        3,107,366
                                               --------------
                                                    4,881,676
                                               --------------
               TAIWAN -- 0.9%
      459,204  Pegatron Corp. (b)                   1,053,714
       72,537  Yageo Corp. (b)                      1,264,474
                                               --------------
                                                    2,318,188
                                               --------------
               THAILAND -- 2.7%
    9,642,500  Asset World Corp. PCL (b)            1,637,429
      779,000  Central Retail Corp.
                  PCL (b) (d) (e)                   1,022,505
    2,525,200  Gulf Energy Development
                  PCL (b) (e)                       3,903,131
                                               --------------
                                                    6,563,065
                                               --------------
               UNITED ARAB EMIRATES -- 1.8%
    2,754,958  ADNOC Drilling, Co. PJSC (b)         2,964,892
    1,033,109  Emaar Development PJSC (b) (c)       1,554,762
                                               --------------
                                                    4,519,654
                                               --------------
               UNITED KINGDOM -- 3.1%
    1,192,539  Haleon PLC (b)                       4,737,261
      428,954  Wise PLC, Class A (b) (c)            2,879,641
                                               --------------
                                                    7,616,902
                                               --------------
               UNITED STATES -- 3.0%
        9,667  SolarEdge Technologies, Inc. (c)     2,938,285
       72,051  Yum China Holdings, Inc.             4,567,313
                                               --------------
                                                    7,505,598
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.0%                        244,912,850
               (Cost $221,001,548)             --------------

                        See Notes to Financial Statements                Page 75


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 3.6%
    8,906,337  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (g) (h)                $    8,906,337
               (Cost $8,906,337)               --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.6%
$   1,433,743  BNP Paribas S.A., 4.74% (g),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $1,434,309.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $1,466,841. (h)       1,433,743
               (Cost $1,433,743)               --------------

               TOTAL INVESTMENTS -- 103.2%        255,252,930
               (Cost $231,341,628)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.2)%            (7,862,668)
                                               --------------
               NET ASSETS -- 100.0%            $  247,390,262
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $138,428,217 or 56.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,093,271 and the total value of the collateral held by the Fund is $10,340,080.

(g)   Rate shown reflects yield as of March 31, 2023.

(h)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

Page 76                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   10,093,271
Non-cash Collateral(2)                            (10,093,271)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    1,433,743
Non-cash Collateral(4)                             (1,433,743)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                42.0%
Euro                                                23.6
Japanese Yen                                         7.1
South Korean Won                                     6.1
Saudi Riyad                                          4.1
British Pound Sterling                               3.0
Canadian Dollar                                      3.0
Thai Baht                                            2.6
Hong Kong Dollar                                     2.0
Swedish Krona                                        1.9
United Arab Emirates Dirham                          1.8
Australian Dollar                                    1.5
New Taiwan Dollar                                    0.9
Brazilian Real                                       0.4
                                                   ------
   Total                                           100.0%
                                                   ======

                        See Notes to Financial Statements                Page 77


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Bermuda......................................    $     4,337,911   $     4,337,911   $            --   $            --
   Brazil.......................................          1,067,055         1,067,055                --                --
   Canada.......................................          7,662,677         7,662,677                --                --
   Cayman Islands...............................         49,360,197        46,518,033         2,842,164                --
   Denmark......................................         21,989,806        21,989,806                --                --
   Ireland......................................          3,056,340         3,056,340                --                --
   Italy........................................          1,180,418         1,180,418                --                --
   Japan........................................         24,819,710         6,734,914        18,084,796                --
   Luxembourg...................................          7,873,869         5,562,601         2,311,268                --
   Saudi Arabia.................................         10,443,729           869,280         9,574,449                --
   United States................................          7,505,598         7,505,598                --                --
   Other Country Categories*....................        105,615,540                --       105,615,540                --
Money Market Funds..............................          8,906,337         8,906,337                --                --
Repurchase Agreements...........................          1,433,743                --         1,433,743                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   255,252,930   $   115,390,970   $   139,861,960   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 78                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 100.0%
               CANADA -- 3.2%
    4,049,253  Open Text Corp.                 $  156,187,613
                                               --------------
               FRANCE -- 3.0%
      996,440  Thales S.A. (b)                    147,321,140
                                               --------------
               INDIA -- 5.8%
   16,063,927  Infosys Ltd., ADR                  280,154,887
                                               --------------
               ISRAEL -- 6.5%
    1,129,157  Check Point Software
                  Technologies Ltd. (c)           146,790,410
      964,973  CyberArk Software Ltd. (c)         142,796,705
    1,150,628  Radware Ltd. (c)                    24,784,527
                                               --------------
                                                  314,371,642
                                               --------------
               JAPAN -- 3.0%
    2,968,673  Trend Micro, Inc. (b)              145,644,461
                                               --------------
               SOUTH KOREA -- 0.2%
      240,052  Ahnlab, Inc. (b)                    11,484,907
                                               --------------
               UNITED KINGDOM -- 1.3%
   15,191,794  Darktrace PLC (b) (c) (d)           48,265,599
   10,008,283  NCC Group PLC                       12,617,765
                                               --------------
                                                   60,883,364
                                               --------------
               UNITED STATES -- 77.0%
    2,026,204  A10 Networks, Inc.                  31,385,900
    1,924,229  Akamai Technologies, Inc. (c)      150,667,131
    1,474,707  Booz Allen Hamilton Holding
                  Corp.                           136,690,592
      470,138  Broadcom, Inc.                     301,612,332
    5,770,307  Cisco Systems, Inc.                301,642,798
    2,327,929  Cloudflare, Inc., Class A (c)      143,540,102
    1,157,504  Crowdstrike Holdings, Inc.,
                  Class A (c)                     158,878,999
      977,056  F5, Inc. (c)                       142,347,289
    4,700,508  Fortinet, Inc. (c)                 312,395,762
    7,160,389  Gen Digital, Inc.                  122,872,275
    4,538,635  Juniper Networks, Inc.             156,219,817
    1,439,160  Leidos Holdings, Inc.              132,489,070
    2,036,550  NetScout Systems, Inc. (c)          58,347,157
    1,959,592  Okta, Inc. (c)                     168,995,214
    1,039,952  OneSpan, Inc. (c)                   18,199,160
    1,483,243  Palo Alto Networks, Inc. (c)       296,262,957
    1,112,119  Qualys, Inc. (c)                   144,597,712
    1,885,281  Rapid7, Inc. (c)                    86,553,251
    1,310,007  Science Applications
                  International Corp.             140,773,352
    5,224,908  SentinelOne, Inc., Class A (c)      85,479,495
    1,362,920  Splunk, Inc. (c)                   130,676,770
    3,158,473  Tenable Holdings, Inc. (c)         150,059,052
    3,379,158  Varonis Systems, Inc. (c)           87,891,899
      709,745  VeriSign, Inc. (c)                 149,990,411
    1,065,187  Zscaler, Inc. (c)                  124,445,797
                                               --------------
                                                3,733,014,294
                                               --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     4,849,062,308
               (Cost $4,682,660,394)           --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
    5,502,556  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (e) (f)                $    5,502,556
               (Cost $5,502,556)               --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.0%
$     885,802  BNP Paribas S.A., 4.74% (e),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $886,152.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $906,251. (f)           885,802
               (Cost $885,802)                 --------------

               TOTAL INVESTMENTS -- 100.1%      4,855,450,666
               (Cost $4,689,048,752)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (3,776,563)
                                               --------------
               NET ASSETS -- 100.0%            $4,851,674,103
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $352,716,107 or 7.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,956,609 and the total value of the collateral held by the Fund is $6,388,358.

(e)   Rate shown reflects yield as of March 31, 2023.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 79


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    5,956,609
Non-cash Collateral(2)                             (5,956,609)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      885,802
Non-cash Collateral(4)                               (885,802)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                89.3%
Canadian Dollar                                      3.2
Euro                                                 3.0
Japanese Yen                                         3.0
British Pound Sterling                               1.3
South Korean Won                                     0.2
                                                   ------
   Total                                           100.0%
                                                   ======

Page 80                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   France.......................................    $   147,321,140   $            --   $   147,321,140   $            --
   Japan........................................        145,644,461                --       145,644,461                --
   South Korea..................................         11,484,907                --        11,484,907                --
   United Kingdom...............................         60,883,364        12,617,765        48,265,599                --
   Other Country Categories*....................      4,483,728,436     4,483,728,436                --                --
Money Market Funds..............................          5,502,556         5,502,556                --                --
Repurchase Agreements...........................            885,802                --           885,802                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $ 4,855,450,666   $ 4,501,848,757   $   353,601,909   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 81


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.7%
               AUSTRIA -- 3.1%
        2,258  ANDRITZ AG (b)                  $      152,786
          298  BAWAG Group AG (b) (c) (d)              14,474
                                               --------------
                                                      167,260
                                               --------------
               BELGIUM -- 2.1%
          423  Azelis Group N.V. (b)                   10,719
          200  D'ieteren Group (b)                     38,917
        3,980  Euronav N.V. (b)                        66,511
                                               --------------
                                                      116,147
                                               --------------
               BERMUDA -- 4.4%
        2,015  Arch Capital Group Ltd. (e)            136,758
        6,202  AutoStore Holdings
                  Ltd. (b) (c) (d) (e)                 13,389
        2,232  Conduit Holdings Ltd.                   13,492
       13,753  Hafnia Ltd. (b)                         78,883
                                               --------------
                                                      242,522
                                               --------------
               CAYMAN ISLANDS -- 0.7%
          286  MoonLake
                  Immunotherapeutics (e)                6,117
        2,048  Opera Ltd., ADR                         20,828
          266  Patria Investments Ltd.,
                  Class A                               3,937
        3,510  Shelf Drilling
                  Ltd. (b) (c) (d) (e)                  8,473
                                               --------------
                                                       39,355
                                               --------------
               CYPRUS -- 0.0%
        1,795  HeadHunter Group PLC,
                  ADR (b) (e) (f) (g)                       0
                                               --------------
               DENMARK -- 10.8%
          100  Better Collective A/S (b) (e)            1,944
        2,681  Cadeler A/S (b) (e)                     10,912
        3,631  Novo Nordisk A/S, Class B (b)          576,681
                                               --------------
                                                      589,537
                                               --------------
               FINLAND -- 2.0%
        1,758  Kempower OYJ (b) (e) (h)                47,411
        1,534  Puuilo OYJ (b)                          11,170
        1,607  TietoEVRY OYJ (b)                       50,484
                                               --------------
                                                      109,065
                                               --------------
               FRANCE -- 2.0%
          346  La Francaise des Jeux
                  SAEM (b) (c) (d)                     14,420
        2,212  Verallia S.A. (b) (c) (d)               94,202
                                               --------------
                                                      108,622
                                               --------------
               GERMANY -- 19.0%
          439  BioNTech SE, ADR                        54,686
        4,466  Daimler Truck Holding
                  AG (b) (e)                          150,724
        4,422  Dr. Ing hc F Porsche AG
                  (Preference Shares) (b) (e)         567,563
          291  Encavis AG (b)                           4,999
          950  Hensoldt AG (b)                         34,246
          760  Ionos SE (e)                            12,215
        6,573  Siemens Energy AG (b) (e)              144,945
        1,687  TeamViewer SE (b) (c) (d) (e)           28,739

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               GERMANY (CONTINUED)
          915  Vantage Towers AG (b)           $       33,588
           72  Vitesco Technologies Group
                  AG (b) (e)                            5,207
                                               --------------
                                                    1,036,912
                                               --------------
               IRELAND -- 4.9%
          858  Dole PLC                                10,073
          148  ICON PLC (e)                            31,611
        5,235  nVent Electric PLC                     224,791
                                               --------------
                                                      266,475
                                               --------------
               ISRAEL -- 0.4%
          283  Global-e Online Ltd. (e)                 9,121
           81  Monday.com Ltd. (e)                     11,563
                                               --------------
                                                       20,684
                                               --------------
               ITALY -- 2.9%
          362  Carel Industries
                  S.p.A. (b) (c) (d)                    9,880
          303  Eurogroup Laminations S.p.A. (e)         1,594
        2,736  Industrie De Nora S.p.A. (b) (e)        54,967
          174  Intercos S.p.A. (e)                      2,512
        1,466  Italgas S.p.A. (b)                       8,942
          315  Sanlorenzo S.p.A. (b)                   13,688
        2,394  Stevanato Group S.p.A.                  62,005
        1,087  Technoprobe S.p.A. (b) (e)               7,857
                                               --------------
                                                      161,445
                                               --------------
               JERSEY -- 0.1%
          717  Yellow Cake PLC (b) (c) (d) (e)          3,270
                                               --------------
               LUXEMBOURG -- 6.3%
        1,912  Allegro.eu S.A. (b) (c) (d) (e)         13,055
           72  Befesa S.A. (b) (c) (d)                  3,272
          253  FREYR Battery S.A. (e)                   2,249
        2,449  Spotify Technology S.A. (e)            327,235
                                               --------------
                                                      345,811
                                               --------------
               NETHERLANDS -- 13.0%
          674  Ariston Holding N.V. (b)                 7,425
          784  CTP N.V. (b) (c) (d)                    10,117
        4,392  Ermenegildo Zegna N.V.                  59,907
        4,687  Iveco Group N.V. (b) (e)                44,326
        1,040  Pepco Group N.V. (b) (d) (e)            10,017
        4,541  Prosus N.V. (b)                        355,580
        6,506  Technip Energies N.V. (b)              138,804
        3,281  Universal Music Group N.V. (b)          83,091
                                               --------------
                                                      709,267
                                               --------------
               NORWAY -- 2.3%
       17,352  Elkem ASA (b) (c) (d)                   58,966
        1,510  Europris ASA (b) (c) (d)                10,486
        4,141  Hoegh Autoliners ASA (b)                23,301
          892  Kahoot! ASA (b) (e)                      2,061
          171  Norske Skog ASA (b) (c) (e)                947
        2,532  Telenor ASA (b)                         29,688
                                               --------------
                                                      125,449
                                               --------------
               SPAIN -- 1.3%
          447  Corp ACCIONA Energias
                  Renovables S.A. (b)                  17,335

Page 82                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SPAIN (CONTINUED)
          331  Soltec Power Holdings
                  S.A. (b) (e)                 $        2,186
       48,028  Unicaja Banco S.A. (b) (c) (d)          51,636
                                               --------------
                                                       71,157
                                               --------------
               SWEDEN -- 9.6%
        4,539  Alleima AB (b) (e)                      22,423
          479  BioArctic AB (b) (c) (d) (e)            11,625
        2,395  BoneSupport Holding
                  AB (b) (c) (d) (e)                   19,255
          275  Engcon AB (b) (e)                        2,087
        2,159  EQT AB (b)                              44,103
          915  Hemnet Group AB                         15,393
        9,045  Nordnet AB publ (b)                    149,127
          225  Olink Holding AB, ADR (e)                5,069
          493  OX2 AB (b) (e)                           3,674
        9,808  Swedish Orphan Biovitrum
                  AB (b) (e)                          228,532
        5,390  Volvo Car AB, Class B (b) (e)           23,580
                                               --------------
                                                      524,868
                                               --------------
               SWITZERLAND -- 2.0%
          513  Accelleron Industries AG (b) (e)        12,147
        1,134  On Holding AG, Class A (e)              35,188
           57  Sensirion Holding
                  AG (b) (c) (d) (e)                    6,263
          692  SIG Group AG (b)                        17,828
        1,434  Softwareone Holding AG (b)              20,457
          747  Sportradar Holding AG,
                  Class A (e)                           8,688
          181  Stadler Rail AG (b)                      7,077
                                               --------------
                                                      107,648
                                               --------------
               UNITED KINGDOM -- 10.5%
        6,799  Airtel Africa PLC (b) (c) (d)            8,920
        2,528  Aston Martin Lagonda Global
                  Holdings PLC (b) (c) (d) (e)          7,111
       40,531  BP PLC (b)                             256,176
        1,532  Finablr PLC (b) (c) (e) (f) (g)              0
          857  Frasers Group PLC (b) (e)                8,220
       16,706  Haleon PLC (b)                          66,363
           87  Immunocore Holdings PLC,
                  ADR (e)                               4,301
       12,809  M&G PLC (b)                             31,395
       17,501  NatWest Group PLC (b)                   57,106
          980  Network International Holdings
                  PLC (b) (c) (d) (e)                   2,981
        4,559  Rentokil Initial PLC (b)                33,320
        2,469  Virgin Money UK PLC (b)                  4,462
          433  Watches of Switzerland Group
                  PLC (b) (c) (e)                       4,367
       12,877  Wise PLC, Class A (b) (e)               86,446
                                               --------------
                                                      571,168
                                               --------------

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               UNITED STATES -- 2.2%
        1,769  Soho House & Co., Inc. (e)      $       11,569
          356  SolarEdge Technologies,
                  Inc. (e)                            108,206
                                               --------------
                                                      119,775
                                               --------------
               VIRGIN ISLANDS -- 0.1%
          110  Establishment Labs Holdings,
                  Inc. (e)                              7,451
                                               --------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          5,443,888
               (Cost $4,817,158)               --------------

               MONEY MARKET FUNDS -- 0.6%
       32,577  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.69% (i) (j)                        32,577
               (Cost $32,577)                  --------------

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$       5,244  BNP Paribas S.A., 4.74% (i),
                  dated 03/31/23, due
                  04/03/23, with a maturity
                  value of $5,246.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 1.50% to
                  2.13%, due 05/15/25 to
                  11/30/28. The value of the
                  collateral including accrued
                  interest is $5,365. (j)               5,244
               (Cost $5,244)                   --------------

               TOTAL INVESTMENTS -- 100.4%          5,481,709
               (Cost $4,854,979)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%               (19,054)
                                               --------------
               NET ASSETS -- 100.0%            $    5,462,655
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $4,257,329 or 77.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this

                        See Notes to Financial Statements                Page 83


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

      threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(h)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $35,815 and the total value of the collateral held by the Fund is $37,821.

(i)   Rate shown reflects yield as of March 31, 2023.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       35,815
Non-cash Collateral(2)                                (35,815)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $        5,244
Non-cash Collateral(4)                                 (5,244)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 84                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                41.9%
United States Dollar                                21.5
British Pound Sterling                              10.7
Danish Krone                                        10.5
Swedish Krona                                        9.5
Norwegian Krone                                      4.3
Swiss Franc                                          1.2
Polish Zloty                                         0.4
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Bermuda......................................    $       242,522   $       150,250   $        92,272   $            --
   Cayman Islands...............................             39,355            30,882             8,473                --
   Cyprus.......................................                 --*               --                --                --*
   Germany......................................          1,036,912            66,901           970,011                --
   Ireland......................................            266,475           266,475                --                --
   Israel.......................................             20,684            20,684                --                --
   Italy........................................            161,445            66,111            95,334                --
   Luxembourg...................................            345,811           329,484            16,327                --
   Netherlands..................................            709,267            59,907           649,360                --
   Sweden.......................................            524,868            20,462           504,406                --
   Switzerland..................................            107,648            43,876            63,772                --
   United Kingdom...............................            571,168             4,301           566,867                --*
   United States................................            119,775           119,775                --                --
   Virgin Islands...............................              7,451             7,451                --                --
   Other Country Categories**...................          1,290,507                --         1,290,507                --
Money Market Funds..............................             32,577            32,577                --                --
Repurchase Agreements...........................              5,244                --             5,244                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $     5,481,709   $     1,219,136   $     4,262,573   $            --*
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 85


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               AUSTRALIA -- 2.4%
       12,350  carsales.com Ltd. (b)           $      184,571
        1,691  REA Group Ltd. (b)                     157,674
       11,638  SEEK Ltd. (b)                          188,129
        5,718  WiseTech Global Ltd. (b)               251,899
                                               --------------
                                                      782,273
                                               --------------
               CANADA -- 6.4%
        2,783  Descartes Systems Group (The),
                  Inc. (c)                            224,617
       39,230  Shopify, Inc., Class A (c)           1,880,950
                                               --------------
                                                    2,105,567
                                               --------------
               CAYMAN ISLANDS -- 51.7%
      273,200  Alibaba Group Holding
                  Ltd. (b) (c)                      3,460,214
       74,450  Baidu, Inc., Class A (b) (c)         1,402,733
       34,445  JD Health International,
                  Inc. (b) (c) (d) (e)                255,409
       78,850  JD.com, Inc., Class A (b)            1,721,784
       64,286  Kuaishou
                  Technology (b) (c) (d) (e)          494,316
      154,802  Meituan, Class B (b) (c) (d) (e)     2,808,451
       60,100  NetEase, Inc. (b)                    1,060,938
       17,838  PDD Holdings, Inc., ADR (c)          1,353,904
       11,855  Sea Ltd., ADR (c)                    1,026,050
       68,644  Tencent Holdings Ltd. (b)            3,354,586
                                               --------------
                                                   16,938,385
                                               --------------
               GERMANY -- 2.1%
        6,332  Delivery Hero SE (b) (c) (d) (e)       216,016
        2,631  Scout24 SE (b) (d) (e)                 156,490
        7,349  Zalando SE (b) (c) (d) (e)             308,002
                                               --------------
                                                      680,508
                                               --------------
               INDONESIA -- 0.7%
   29,920,454  GoTo Gojek Tokopedia Tbk
                  PT (b) (c)                          217,822
                                               --------------
               IRELAND -- 2.8%
        5,027  Flutter Entertainment
                  PLC (b) (c)                         914,774
                                               --------------
               ISLE OF MAN -- 0.9%
       19,320  Entain PLC (b)                         300,041
                                               --------------
               ISRAEL -- 0.6%
        1,878  Wix.com Ltd. (c)                       187,424
                                               --------------
               JAPAN -- 3.7%
       13,600  CyberAgent, Inc. (b)                   115,231
       14,072  M3, Inc. (b)                           354,179
       14,782  Nexon Co., Ltd. (b)                    352,976
       30,273  Rakuten Group, Inc. (b)                141,187
       87,676  Z Holdings Corp. (b)                   248,601
                                               --------------
                                                    1,212,174
                                               --------------
               LUXEMBOURG -- 1.9%
        4,629  Spotify Technology S.A. (c)            618,527
                                               --------------
               NETHERLANDS -- 13.9%
          976  Adyen N.V. (b) (c) (d) (e)           1,555,193
       38,131  Prosus N.V. (b)                      2,985,825

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               NETHERLANDS (CONTINUED)
       15,088  Yandex N.V.,
                  Class A (b) (c) (f) (g)      $            0
                                               --------------
                                                    4,541,018
                                               --------------
               NEW ZEALAND -- 0.8%
        4,583  Xero Ltd. (b) (c)                      277,965
                                               --------------
               SOUTH AFRICA -- 4.0%
        7,144  Naspers Ltd., Class N (b)            1,323,743
                                               --------------
               SOUTH KOREA -- 4.3%
       10,232  Kakao Corp.                            480,221
        4,898  NAVER Corp. (b)                        767,473
          519  NCSoft Corp. (b)                       148,730
                                               --------------
                                                    1,396,424
                                               --------------
               UNITED KINGDOM -- 1.7%
       31,792  Auto Trader Group
                  PLC (b) (d) (e)                     242,498
       13,699  IG Group Holdings PLC (b)              118,215
       28,726  Rightmove PLC (b)                      199,951
                                               --------------
                                                      560,664
                                               --------------
               UNITED STATES -- 1.6%
       33,502  Coupang, Inc. (c)                      536,032
                                               --------------

               TOTAL INVESTMENTS -- 99.5%          32,593,341
               (Cost $43,020,587)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                 154,850
                                               --------------
               NET ASSETS -- 100.0%            $   32,748,191
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $26,285,616 or 80.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely

Page 86                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

      without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Hong Kong Dollar                                    44.7%
Euro                                                18.8
United States Dollar                                11.4
Canadian Dollar                                      6.5
South Korean Won                                     4.3
South African Rand                                   4.1
Japanese Yen                                         3.7
Australian Dollar                                    3.2
British Pound Sterling                               2.6
Indonesian Rupiah                                    0.7
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2023          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
   Canada.......................................    $     2,105,567   $     2,105,567   $            --   $            --
   Cayman Islands...............................         16,938,385         2,379,954        14,558,431                --
   Israel.......................................            187,424           187,424                --                --
   Luxembourg...................................            618,527           618,527                --                --
   Netherlands..................................          4,541,018                --         4,541,018                --*
   South Korea..................................          1,396,424           480,221           916,203                --
   United States................................            536,032           536,032                --                --
   Other Country Categories**...................          6,269,964                --         6,269,964                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    32,593,341   $     6,307,725   $    26,285,616   $            --*
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2023 (UNAUDITED)


                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        STOXX(R)             ALERIAN             DOW JONES
                                                                        EUROPEAN            DISRUPTIVE         GLOBAL SELECT
                                                                    SELECT DIVIDEND         TECHNOLOGY            DIVIDEND
                                                                       INDEX FUND        REAL ESTATE ETF         INDEX FUND
                                                                         (FDD)                (DTRE)               (FGD)
                                                                   ------------------   ------------------   ------------------
ASSETS:
Investments, at value............................................   $    184,911,977     $     25,787,691     $    660,946,441
Cash.............................................................                 --                    3                   --
Foreign currency, at value.......................................              2,681                3,116            2,392,260
Receivables:
   Dividends.....................................................          3,487,756              138,247            9,295,704
   Investment securities sold....................................          3,413,979                   --                   --
   Reclaims......................................................          2,135,789               11,723            1,674,097
   Capital shares sold...........................................                 --                   --                   --
   Securities lending income.....................................                 --                   --                   --
Prepaid expenses.................................................              5,109                   --                6,898
                                                                    ----------------     ----------------     ----------------
   Total Assets..................................................        193,957,291           25,940,780          674,315,400
                                                                    ----------------     ----------------     ----------------
LIABILITIES:
Due to custodian.................................................              5,191                   --                   --
Due to custodian foreign currency................................                 --                   --                   --
Payables:
   Investment securities purchased...............................          6,200,879                   --                   --
   Investment advisory fees......................................             62,284               12,895              227,472
   Audit and tax fees............................................             46,739                   --               50,285
   Shareholder reporting fees....................................             18,370                   --               26,375
   Licensing fees................................................             18,130                   --               88,993
   Trustees' fees................................................              1,840                   --                1,887
   Capital shares purchased......................................                 --                   --                   --
   Foreign capital gains tax.....................................                 --                   --                   --
   Collateral for securities on loan.............................                 --                   --                   --
Other liabilities................................................             44,751               60,486              125,826
                                                                    ----------------     ----------------     ----------------
   Total Liabilities.............................................          6,398,184               73,381              520,838
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $    187,559,107     $     25,867,399     $    673,794,562
                                                                    ================     ================     ================

NET ASSETS CONSIST OF:
Paid-in capital..................................................   $    278,697,545     $     32,033,124     $    927,177,541
Par value........................................................            161,033                6,416              304,500
Accumulated distributable earnings (loss)........................        (91,299,471)          (6,172,141)        (253,687,479)
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $    187,559,107     $     25,867,399     $    673,794,562
                                                                    ================     ================     ================
NET ASSET VALUE, per share.......................................   $          11.65     $          40.32     $          22.13
                                                                    ================     ================     ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................         16,103,334              641,608           30,450,002
                                                                    ================     ================     ================
Investments, at cost.............................................   $    190,752,470     $     24,312,586     $    696,551,592
                                                                    ================     ================     ================
Foreign currency, at cost (proceeds).............................   $          2,669     $          3,079     $      2,393,621
                                                                    ================     ================     ================
Securities on loan, at value.....................................   $             --     $             --     $             --
                                                                    ================     ================     ================


Page 88                 See Notes to Financial Statements



                           FIRST TRUST          FIRST TRUST
      FIRST TRUST            ALERIAN          NASDAQ(R) CLEAN        FIRST TRUST          FIRST TRUST
         GLOBAL            U.S. NEXTGEN      EDGE(R) SMART GRID      INDXX GLOBAL         INDXX GLOBAL
      WIND ENERGY         INFRASTRUCTURE       INFRASTRUCTURE     NATURAL RESOURCES       AGRICULTURE
          ETF                  ETF               INDEX FUND           INCOME ETF              ETF
         (FAN)                (RBLD)               (GRID)               (FTRI)               (FTAG)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $    299,687,963     $      7,460,702     $    727,240,966     $    292,769,933     $     18,569,508
                  --               23,572            2,970,045            2,392,719                   --
              16,548                   --              202,061                   61              102,011

             300,416                6,099              411,703            1,257,624               14,587
                  --                   --                   --            1,305,385               57,681
             613,323                7,151              975,409               98,174                6,170
                  --                   --                5,019                   --                1,789
               8,450                   --                8,951                2,103                   --
               5,602                   --                5,869                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
         300,632,302            7,497,524          731,820,023          297,825,999           18,751,746
    ----------------     ----------------     ----------------     ----------------     ----------------

                  --                   --                   --                   --               39,178
                  --                   --                   --                   --                   --

                  --                   --                   --                   --                   --
              67,423                4,037              240,906              177,563               12,381
              21,919                   --               24,419                   --                   --
              32,009                   --               35,729                   --                   --
              71,597                   --              154,359                   --                   --
               1,843                   --                1,869                   --                   --
                  --                   --                   --            1,321,434                   --
                  --                   --                   --               22,717               10,009
          14,582,565                   --            8,693,342            3,256,804                   --
              59,035                5,990              153,360                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
          14,836,391               10,027            9,303,984            4,778,518               61,568
    ----------------     ----------------     ----------------     ----------------     ----------------
    $    285,795,911     $      7,487,497     $    722,516,039     $    293,047,481     $     18,690,178
    ================     ================     ================     ================     ================

    $    380,389,694     $     16,633,238     $    703,575,411     $    393,941,157     $     41,688,552
             159,500                1,500               74,000              220,500                6,399
         (94,753,283)          (9,147,241)          18,866,628         (101,114,176)         (23,004,773)
    ----------------     ----------------     ----------------     ----------------     ----------------
    $    285,795,911     $      7,487,497     $    722,516,039     $    293,047,481     $     18,690,178
    ================     ================     ================     ================     ================
    $          17.92     $          49.92     $          97.64     $          13.29     $          29.21
    ================     ================     ================     ================     ================

          15,950,002              150,002            7,400,002           22,050,002              639,928
    ================     ================     ================     ================     ================
    $    319,424,898     $      7,255,207     $    665,393,298     $    311,197,623     $     20,759,896
    ================     ================     ================     ================     ================
    $         16,597     $             --     $        202,375     $             61     $        101,812
    ================     ================     ================     ================     ================
    $     13,803,300     $             --     $      8,367,568     $      3,108,773     $             --
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2023 (UNAUDITED)


                                                                                                                FIRST TRUST
                                                                                                                 S-NETWORK
                                                                      FIRST TRUST          FIRST TRUST        FUTURE VEHICLES
                                                                          BICK             INDXX NEXTG          & TECHNOLOGY
                                                                       INDEX FUND              ETF                  ETF
                                                                         (BICK)               (NXTG)               (CARZ)
                                                                   ------------------   ------------------   ------------------
ASSETS:
Investments, at value............................................   $     11,820,304     $    455,147,417     $     43,286,971
Cash.............................................................                 --            1,090,104                   --
Foreign currency, at value.......................................                 14               17,688                   17
Receivables:
   Dividends.....................................................             57,152            1,433,084               90,625
   Investment securities sold....................................                 --                   --                   --
   Reclaims......................................................                 --              356,692               27,616
   Capital shares sold...........................................                 --                   --                   --
   Securities lending income.....................................              1,588                2,097               21,855
Prepaid expenses.................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Total Assets..................................................         11,879,058          458,047,082           43,427,084
                                                                    ----------------     ----------------     ----------------
LIABILITIES:
Due to custodian.................................................             33,521                   --               32,543
Due to custodian foreign currency................................                 --                   --                   --
Payables:
   Investment securities purchased...............................                 --                   --                   --
   Investment advisory fees......................................              6,047              262,664               25,978
   Audit and tax fees............................................                 --                   --                   --
   Shareholder reporting fees....................................                 --                   --                   --
   Licensing fees................................................                 --                   --                   --
   Trustees' fees................................................                 --                   --                   --
   Capital shares purchased......................................                 --                   --                   --
   Foreign capital gains tax.....................................                 --               20,146                   --
   Collateral for securities on loan.............................            280,411            4,441,936            2,539,483
Other liabilities................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Total Liabilities.............................................            319,979            4,724,746            2,598,004
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $     11,559,079     $    453,322,336     $     40,829,080
                                                                    ================     ================     ================

NET ASSETS CONSIST OF:
Paid-in capital..................................................   $     49,185,727     $    472,047,392     $     58,849,612
Par value........................................................              4,500               65,000                8,000
Accumulated distributable earnings (loss)........................        (37,631,148)         (18,790,056)         (18,028,532)
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $     11,559,079     $    453,322,336     $     40,829,080
                                                                    ================     ================     ================
NET ASSET VALUE, per share.......................................   $          25.69     $          69.74     $          51.04
                                                                    ================     ================     ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................            450,002            6,500,002              800,002
                                                                    ================     ================     ================
Investments, at cost.............................................   $     12,266,173     $    459,988,884     $     46,158,524
                                                                    ================     ================     ================
Foreign currency, at cost (proceeds).............................   $             13     $         17,844     $             18
                                                                    ================     ================     ================
Securities on loan, at value.....................................   $        271,391     $      4,275,510     $      2,501,345
                                                                    ================     ================     ================


Page 90                 See Notes to Financial Statements



                                                                     FIRST TRUST          FIRST TRUST
      FIRST TRUST          FIRST TRUST          FIRST TRUST         IPOX(R) EUROPE         DOW JONES
         CLOUD            INTERNATIONAL            NASDAQ               EQUITY           INTERNATIONAL
       COMPUTING              EQUITY           CYBERSECURITY        OPPORTUNITIES           INTERNET
          ETF           OPPORTUNITIES ETF           ETF                  ETF                  ETF
         (SKYY)               (FPXI)               (CIBR)               (FPXE)               (FDNI)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $  2,786,380,957     $    255,252,930     $  4,855,450,666     $      5,481,709     $     32,593,341
             876,264            1,472,276            4,673,272                  559               94,274
                  --              216,247                   --                1,555                   --

             340,660              661,194              161,574               13,307               14,376
                  --            2,096,060                   --                   --               64,890
             550,071              205,104               83,054                6,366                   --
                  --                   --                   --                   --                   --
              18,323                5,197               55,953                  121                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
       2,788,166,275          259,909,008        4,860,424,519            5,503,617           32,766,881
    ----------------     ----------------     ----------------     ----------------     ----------------

                  --                   --                   --                   --                   --
                  --                   --                   33                   --                1,154

                  --                   --                   --                   --                   --
           1,332,880              145,083            2,362,025                3,141               17,536
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --            2,033,583                   --                   --                   --
                  --                   --                   --                   --                   --
          25,489,356           10,340,080            6,388,358               37,821                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
          26,822,236           12,518,746            8,750,416               40,962               18,690
    ----------------     ----------------     ----------------     ----------------     ----------------
    $  2,761,344,039     $    247,390,262     $  4,851,674,103     $      5,462,655     $     32,748,191
    ================     ================     ================     ================     ================

    $  4,563,696,679     $    577,799,063     $  5,350,523,511     $      8,507,970     $     70,266,230
             412,500               60,500            1,135,000                2,500               13,500
      (1,802,765,140)        (330,469,301)        (499,984,408)          (3,047,815)         (37,531,539)
    ----------------     ----------------     ----------------     ----------------     ----------------
    $  2,761,344,039     $    247,390,262     $  4,851,674,103     $      5,462,655     $     32,748,191
    ================     ================     ================     ================     ================
    $          66.94     $          40.89     $          42.75     $          21.85     $          24.26
    ================     ================     ================     ================     ================

          41,250,002            6,050,002          113,500,002              250,002            1,350,002
    ================     ================     ================     ================     ================
    $  3,131,929,616     $    231,341,628     $  4,689,048,752     $      4,854,979     $     43,020,587
    ================     ================     ================     ================     ================
    $             --     $        216,245     $            (33)    $          1,555     $         (1,154)
    ================     ================     ================     ================     ================
    $     25,062,721     $     10,093,271     $      5,956,609     $         35,815     $             --
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2023 (UNAUDITED)


                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        STOXX(R)             ALERIAN             DOW JONES
                                                                        EUROPEAN            DISRUPTIVE         GLOBAL SELECT
                                                                    SELECT DIVIDEND         TECHNOLOGY            DIVIDEND
                                                                       INDEX FUND        REAL ESTATE ETF         INDEX FUND
                                                                         (FDD)                (DTRE)               (FGD)
                                                                   ------------------   ------------------   ------------------
INVESTMENT INCOME:
Dividends........................................................   $      4,917,583     $        439,269     $     21,700,046
Securities lending income (net of fees)..........................                 --                   --                   --
Foreign withholding tax..........................................           (538,366)             (10,288)          (2,448,292)
                                                                    ----------------     ----------------     ----------------
   Total investment income.......................................          4,379,217              428,981           19,251,754
                                                                    ----------------     ----------------     ----------------

EXPENSES:
Investment advisory fees.........................................            357,887               76,872 (a)        1,171,876
Licensing fees...................................................             53,683                   --              175,781
Accounting and administration fees...............................             45,509                   --              147,826
Audit and tax fees...............................................             29,720                   --               33,222
Shareholder reporting fees.......................................             23,634                   --               57,826
Custodian fees...................................................             14,312                   --               37,843
Transfer agent fees..............................................              4,474                   --               14,648
Legal fees.......................................................              4,036                   --               14,212
Listing fees.....................................................              3,896                   --                3,896
Trustees' fees and expenses......................................              3,602                   --                3,708
Registration and filing fees.....................................                 --                   --                  107
Other expenses...................................................              2,275                   --                5,636
                                                                    ----------------     ----------------     ----------------
   Total expenses................................................            543,028               76,872            1,666,581
   Less fees waived and expenses reimbursed by the investment
      advisor....................................................             (6,198)                  --                   --
                                                                    ----------------     ----------------     ----------------
   Net expenses..................................................            536,830               76,872            1,666,581
                                                                    ----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS).....................................          3,842,387              352,109           17,585,173
                                                                    ----------------     ----------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................        (13,668,339)             164,428          (32,913,992)
   In-kind redemptions...........................................         (2,859,607)                  --             (833,546)
   Foreign currency transactions.................................            (74,796)              (7,486)            (436,448)
   Foreign capital gains tax.....................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
Net realized gain (loss).........................................        (16,602,742)             156,942          (34,183,986)
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................         49,855,591            1,688,107          114,587,733
   Foreign currency translation..................................            255,169                1,688              236,859
   Deferred foreign capital gains tax............................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation).............         50,110,760            1,689,795          114,824,592
                                                                    ----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................         33,508,018            1,846,737           80,640,606
                                                                    ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................   $     37,350,405     $      2,198,846     $     98,225,779
                                                                    ================     ================     ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 92                  See Notes to Financial Statements



                           FIRST TRUST          FIRST TRUST
      FIRST TRUST            ALERIAN          NASDAQ(R) CLEAN        FIRST TRUST          FIRST TRUST
         GLOBAL            U.S. NEXTGEN      EDGE(R) SMART GRID      INDXX GLOBAL         INDXX GLOBAL
      WIND ENERGY         INFRASTRUCTURE       INFRASTRUCTURE     NATURAL RESOURCES       AGRICULTURE
          ETF                  ETF               INDEX FUND           INCOME ETF              ETF
         (FAN)                (RBLD)               (GRID)               (FTRI)               (FTAG)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $      2,384,663     $         80,399     $      5,922,502     $      8,019,015     $        274,029
              33,378                  390               36,416                8,225                   --
            (253,699)                  --             (413,043)            (304,696)             (26,883)
    ----------------     ----------------     ----------------     ----------------     ----------------
           2,164,342               80,789            5,545,875            7,722,544              247,146
    ----------------     ----------------     ----------------     ----------------     ----------------

             554,650               24,206 (a)        1,309,054              944,881 (a)           83,519 (a)
             138,663                   --              294,537                   --                   --
              70,247                   --              164,596                   --                   --
              39,137                   --               17,300                   --                   --
              40,000                   --               74,873                   --                   --
              17,041                   --                2,775                   --                   --
               6,933                   --               16,363                   --                   --
               6,316                   --               14,927                   --                   --
               4,163                   --                5,001                   --                   --
               3,631                   --                3,725                   --                   --
                  --                   --                   87                   --                   --
               2,894                   --                5,624                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
             883,675               24,206            1,908,862              944,881               83,519

             (51,700)                  --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
             831,975               24,206            1,908,862              944,881               83,519
    ----------------     ----------------     ----------------     ----------------     ----------------
           1,332,367               56,583            3,637,013            6,777,663              163,627
    ----------------     ----------------     ----------------     ----------------     ----------------

          (6,549,416)            (113,260)         (11,915,063)          (9,355,462)            (703,624)
           2,510,147             (254,323)          19,921,034            2,257,273              129,196
             (18,517)                  (3)             (68,586)             (44,507)              (3,118)
                  --                   --                   --                   --               (9,464)
    ----------------     ----------------     ----------------     ----------------     ----------------
          (4,057,786)            (367,586)           7,937,385           (7,142,696)            (587,010)
    ----------------     ----------------     ----------------     ----------------     ----------------

          48,071,704            1,313,500          149,614,158           20,895,037            2,691,970
              50,190                  590               51,900                8,653                  611
                  --                   --                   --              (10,636)              34,451
    ----------------     ----------------     ----------------     ----------------     ----------------
          48,121,894            1,314,090          149,666,058           20,893,054            2,727,032
    ----------------     ----------------     ----------------     ----------------     ----------------
          44,064,108              946,504          157,603,443           13,750,358            2,140,022
    ----------------     ----------------     ----------------     ----------------     ----------------

    $     45,396,475     $      1,003,087     $    161,240,456     $     20,528,021     $      2,303,649
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2023 (UNAUDITED)


                                                                                                                FIRST TRUST
                                                                                                                 S-NETWORK
                                                                      FIRST TRUST          FIRST TRUST        FUTURE VEHICLES
                                                                          BICK             INDXX NEXTG          & TECHNOLOGY
                                                                       INDEX FUND              ETF                  ETF
                                                                         (BICK)               (NXTG)               (CARZ)
                                                                   ------------------   ------------------   ------------------
INVESTMENT INCOME:
Dividends........................................................   $        226,993     $      4,889,798     $        310,628
Securities lending income (net of fees)..........................             26,160               20,475              114,276
Foreign withholding tax..........................................             (8,452)            (391,962)             (21,783)
                                                                    ----------------     ----------------     ----------------
   Total investment income.......................................            244,701            4,518,311              403,121
                                                                    ----------------     ----------------     ----------------

EXPENSES:
Investment advisory fees.........................................             77,530 (a)        1,630,273 (a)          149,529 (a)
Licensing fees...................................................                 --                   --                   --
Accounting and administration fees...............................                 --                   --                   --
Audit and tax fees...............................................                 --                   --                   --
Shareholder reporting fees.......................................                 --                   --                   --
Custodian fees...................................................                 --                   --                   --
Transfer agent fees..............................................                 --                   --                   --
Legal fees.......................................................                 --                   --                   --
Listing fees.....................................................                 --                   --                   --
Trustees' fees and expenses......................................                 --                   --                   --
Registration and filing fees.....................................                 --                   --                   --
Other expenses...................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Total expenses................................................             77,530            1,630,273              149,529
   Less fees waived and expenses reimbursed by the investment
      advisor....................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Net expenses..................................................             77,530            1,630,273              149,529
                                                                    ----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS).....................................            167,171            2,888,038              253,592
                                                                    ----------------     ----------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................         (1,322,653)         (10,924,771)          (2,774,934)
   In-kind redemptions...........................................            312,186            2,975,942              207,043
   Foreign currency transactions.................................           (150,502)             (54,596)              (6,499)
   Foreign capital gains tax.....................................                 --             (120,191)                  --
                                                                    ----------------     ----------------     ----------------
Net realized gain (loss).........................................         (1,160,969)          (8,123,616)          (2,574,390)
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................          5,072,349          112,038,004           12,347,288
   Foreign currency translation..................................                986               43,720                1,289
   Deferred foreign capital gains tax............................                 --              (19,142)                  --
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation).............          5,073,335          112,062,582           12,348,577
                                                                    ----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................          3,912,366          103,938,966            9,774,187
                                                                    ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................   $      4,079,537     $    106,827,004     $     10,027,779
                                                                    ================     ================     ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 94                  See Notes to Financial Statements




                                                                     FIRST TRUST          FIRST TRUST
      FIRST TRUST          FIRST TRUST          FIRST TRUST         IPOX(R) EUROPE         DOW JONES
         CLOUD            INTERNATIONAL            NASDAQ               EQUITY           INTERNATIONAL
       COMPUTING              EQUITY           CYBERSECURITY        OPPORTUNITIES           INTERNET
          ETF           OPPORTUNITIES ETF           ETF                  ETF                  ETF
         (SKYY)               (FPXI)               (CIBR)               (FPXE)               (FDNI)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $      7,241,794     $      1,748,753     $     24,985,492      $        48,383      $       231,945
              81,290               20,049            1,098,058                  121                   --
             (42,172)            (154,269)            (870,986)              (5,524)              (2,294)
    ----------------     ----------------     ----------------     ----------------     ----------------
           7,280,912            1,614,533           25,212,564               42,980              229,651
    ----------------     ----------------     ----------------     ----------------     ----------------

           8,268,081 (a)          968,407 (a)       14,037,549 (a)           19,949 (a)          100,605 (a)
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
           8,268,081              968,407           14,037,549               19,949              100,605

                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
           8,268,081              968,407           14,037,549               19,949              100,605
    ----------------     ----------------     ----------------     ----------------     ----------------
            (987,169)             646,126           11,175,015               23,031              129,046
    ----------------     ----------------     ----------------     ----------------     ----------------

        (668,330,882)         (23,827,864)        (237,169,266)            (257,955)         (14,170,645)
          66,994,721            1,708,332           81,897,768              201,842             (528,989)
                  --             (134,793)             128,183                  511               (5,520)
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
        (601,336,161)         (22,254,325)        (155,143,315)             (55,602)         (14,705,154)
    ----------------     ----------------     ----------------     ----------------     ----------------

         880,807,566           60,850,855          640,985,107            1,452,817           21,157,254
                  --               29,671                3,569                  638                  151
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
         880,807,566           60,880,526          640,988,676            1,453,455           21,157,405
    ----------------     ----------------     ----------------     ----------------     ----------------
         279,471,405           38,626,201          485,845,361            1,397,853            6,452,251
    ----------------     ----------------     ----------------     ----------------     ----------------

    $    278,484,236     $     39,272,327     $    497,020,376     $      1,420,884     $      6,581,297
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                  STOXX(R) EUROPEAN                    ALERIAN DISRUPTIVE
                                                                   SELECT DIVIDEND                         TECHNOLOGY
                                                                     INDEX FUND                          REAL ESTATE ETF
                                                                        (FDD)                                (DTRE)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
                                                           (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $      3,842,387   $     13,604,823   $        352,109   $        694,047
Net realized gain (loss)................................      (16,602,742)        (6,159,050)           156,942         (4,691,501)
Net change in unrealized appreciation (depreciation)....       50,110,760        (79,745,328)         1,689,795         (3,423,023)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................       37,350,405        (72,299,555)         2,198,846         (7,420,477)
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (1,271,511)       (13,077,255)          (361,354)        (1,182,167)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................        9,769,705         14,995,535                 --          2,663,290
Cost of shares redeemed.................................      (19,339,925)       (54,599,138)                --         (4,687,732)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (9,570,220)       (39,603,603)                --         (2,024,442)
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................       26,508,674       (124,980,413)         1,837,492        (10,627,086)

NET ASSETS:
Beginning of period.....................................      161,050,433        286,030,846         24,029,907         34,656,993
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $    187,559,107   $    161,050,433   $     25,867,399   $     24,029,907
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       17,153,334         20,603,334            641,608            691,608
Shares sold.............................................          800,000          1,050,000                 --             50,000
Shares redeemed.........................................       (1,850,000)        (4,500,000)                --           (100,000)
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................       16,103,334         17,153,334            641,608            641,608
                                                         ================   ================   ================   ================


Page 96                 See Notes to Financial Statements



            FIRST TRUST                                                                 FIRST TRUST
             DOW JONES                            FIRST TRUST                      ALERIAN U.S. NEXTGEN
      GLOBAL SELECT DIVIDEND                  GLOBAL WIND ENERGY                      INFRASTRUCTURE
            INDEX FUND                                ETF                                   ETF
               (FGD)                                 (FAN)                                (RBLD)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
  (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$     17,585,173   $     32,771,228   $      1,332,367   $      4,120,598   $         56,583   $        168,848
     (34,183,986)         7,477,426         (4,057,786)         1,428,826           (367,586)           (25,295)
     114,824,592       (181,567,622)        48,121,894        (98,719,034)         1,314,090         (2,108,137)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      98,225,779       (141,318,968)        45,396,475        (93,169,610)         1,003,087         (1,964,584)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

     (12,755,551)       (33,007,963)        (1,381,520)        (4,523,536)           (50,146)          (174,012)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

     140,286,166        183,686,839         16,975,450         29,990,153                 --          2,488,028
     (47,538,289)       (18,237,594)       (19,125,591)       (74,286,166)        (2,150,019)        (2,454,490)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      92,747,877        165,449,245         (2,150,141)       (44,296,013)        (2,150,019)            33,538
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
     178,218,105         (8,877,686)        41,864,814       (141,989,159)        (1,197,078)        (2,105,058)

     495,576,457        504,454,143        243,931,097        385,920,256          8,684,575         10,789,633
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$    673,794,562   $    495,576,457   $    285,795,911   $    243,931,097   $      7,487,497   $      8,684,575
================   ================   ================   ================   ================   ================

      26,700,002         20,200,002         16,100,002         18,450,002            200,002            200,002
       6,100,000          7,250,000            950,000          1,500,000                 --             50,000
      (2,350,000)          (750,000)        (1,100,000)        (3,850,000)           (50,000)           (50,000)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      30,450,002         26,700,002         15,950,002         16,100,002            150,002            200,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST                           FIRST TRUST
                                                               NASDAQ(R) CLEAN EDGE(R)                    INDXX GLOBAL
                                                              SMART GRID INFRASTRUCTURE                 NATURAL RESOURCES
                                                                     INDEX FUND                            INDEX FUND
                                                                       (GRID)                                (FTRI)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
                                                           (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $      3,637,013   $      6,836,821   $      6,777,663   $     14,595,715
Net realized gain (loss)................................        7,937,385        (14,555,581)        (7,142,696)       (13,746,646)
Net change in unrealized appreciation (depreciation)....      149,666,058       (138,492,254)        20,893,054        (36,933,878)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................      161,240,456       (146,211,014)        20,528,021        (36,084,809)
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (2,588,156)        (6,402,097)        (7,089,146)       (14,042,378)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      106,477,994        287,294,194         93,839,626        226,862,215
Cost of shares redeemed.................................      (81,044,261)      (146,513,572)       (13,978,462)       (13,299,327)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       25,433,733        140,780,622         79,861,164        213,562,888
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................      184,086,033        (11,832,489)        93,300,039        163,435,701

NET ASSETS:
Beginning of period.....................................      538,430,006        550,262,495        199,747,442         36,311,741
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $    722,516,039   $    538,430,006   $    293,047,481   $    199,747,442
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        7,150,002          5,950,002         16,350,002          2,800,002
Shares sold.............................................        1,150,000          2,900,000          6,750,000         14,550,000
Shares redeemed.........................................         (900,000)        (1,700,000)        (1,050,000)        (1,000,000)
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................        7,400,002          7,150,002         22,050,002         16,350,002
                                                         ================   ================   ================   ================


Page 98                 See Notes to Financial Statements



            FIRST TRUST                           FIRST TRUST                           FIRST TRUST
           INDXX GLOBAL                              BICK                               INDXX NEXTG
          AGRICULTURE ETF                         INDEX FUND                                ETF
              (FTAG)                                (BICK)                                (NXTG)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
  (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$        163,627   $        380,604   $        167,171   $        618,915   $      2,888,038   $     18,081,910
        (587,010)           926,105         (1,160,969)         7,774,747         (8,123,616)        97,093,376
       2,727,032         (5,684,565)         5,073,335        (15,497,918)       112,062,582       (292,040,782)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

       2,303,649         (4,377,856)         4,079,537         (7,104,256)       106,827,004       (176,865,496)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

        (145,896)          (278,287)          (199,376)          (755,321)        (1,769,060)       (25,616,645)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

              --         32,602,633          1,379,929         34,290,818                 --         72,484,061
      (5,837,349)       (11,185,760)       (37,499,487)       (69,598,007)      (122,791,496)      (480,555,665)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      (5,837,349)        21,416,873        (36,119,558)       (35,307,189)      (122,791,496)      (408,071,604)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      (3,679,596)        16,760,730        (32,239,397)       (43,166,766)       (17,733,552)      (610,553,745)

      22,369,774          5,609,044         43,798,476         86,965,242        471,055,888      1,081,609,633
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$     18,690,178   $     22,369,774   $     11,559,079   $     43,798,476   $    453,322,336   $    471,055,888
================   ================   ================   ================   ================   ================

         839,928            189,928          1,850,002          2,550,002          8,450,002         14,150,002
              --          1,000,000             50,000          1,300,000                 --            900,000
        (200,000)          (350,000)        (1,450,000)        (2,000,000)        (1,950,000)        (6,600,000)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
         639,928            839,928            450,002          1,850,002          6,500,002          8,450,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST
                                                                  S-NETWORK FUTURE                         FIRST TRUST
                                                                VEHICLES & TECHNOLOGY                    CLOUD COMPUTING
                                                                         ETF                                   ETF
                                                                       (CARZ)                                (SKYY)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
                                                           (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $        253,592   $      1,669,415   $       (987,169)  $     46,431,490
Net realized gain (loss)................................       (2,574,390)        (2,822,496)      (601,336,161)      (276,788,774)
Net change in unrealized appreciation (depreciation)....       12,348,577        (18,396,263)       880,807,566     (2,264,731,256)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................       10,027,779        (19,549,344)       278,484,236     (2,495,088,540)
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................         (314,321)        (1,776,897)                --        (47,254,977)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................               --         38,858,818         84,865,054        946,949,156
Cost of shares redeemed.................................       (9,299,302)       (41,107,013)      (556,578,320)    (1,689,481,713)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (9,299,302)        (2,248,195)      (471,713,266)      (742,532,557)
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................          414,156        (23,574,436)      (193,229,030)    (3,284,876,074)

NET ASSETS:
Beginning of period.....................................       40,414,924         63,989,360      2,954,573,069      6,239,449,143
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $     40,829,080   $     40,414,924   $  2,761,344,039   $  2,954,573,069
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        1,000,002          1,100,002         49,000,002         59,200,002
Shares sold.............................................               --            650,000          1,400,000         10,000,000
Shares redeemed.........................................         (200,000)          (750,000)        (9,150,000)       (20,200,000)
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................          800,002          1,000,002         41,250,002         49,000,002
                                                         ================   ================   ================   ================


Page 100                See Notes to Financial Statements



            FIRST TRUST                                                                 FIRST TRUST
           INTERNATIONAL                          FIRST TRUST                         IPOX(R) EUROPE
              EQUITY                                NASDAQ                                EQUITY
         OPPORTUNITIES ETF                     CYBERSECURITY ETF                     OPPORTUNITIES ETF
              (FPXI)                                (CIBR)                                (FPXE)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED         3/31/2023          YEAR ENDED
  (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022         (UNAUDITED)         9/30/2022
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$        646,126   $      4,766,765   $     11,175,015   $     34,366,684   $         23,031   $        111,291
     (22,254,325)      (231,818,512)      (155,143,315)       (11,789,081)           (55,602)        (3,117,820)
      60,880,526       (133,525,530)       640,988,676     (1,344,839,444)         1,453,455         (1,554,377)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      39,272,327       (360,577,277)       497,020,376     (1,322,261,841)         1,420,884         (4,560,906)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

        (786,861)        (4,260,436)       (11,261,970)       (33,554,011)            (9,780)          (115,891)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

              --         35,411,414         28,117,393      2,858,661,276                 --          1,384,468
    (112,516,488)      (512,411,220)      (393,284,329)    (1,542,060,355)        (1,079,503)        (2,268,546)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

    (112,516,488)      (476,999,806)      (365,166,936)     1,316,600,921         (1,079,503)          (884,078)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
     (74,031,022)      (841,837,519)       120,591,470        (39,214,931)           331,601         (5,560,875)

     321,421,284      1,163,258,803      4,731,082,633      4,770,297,564          5,131,054         10,691,929
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$    247,390,262   $    321,421,284   $  4,851,674,103   $  4,731,082,633   $      5,462,655   $      5,131,054
================   ================   ================   ================   ================   ================

       9,000,002         18,150,002        122,700,002         97,750,002            300,002            350,002
              --            700,000            700,000         58,400,000                 --             50,000
      (2,950,000)        (9,850,000)        (9,900,000)       (33,450,000)           (50,000)          (100,000)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       6,050,002          9,000,002        113,500,002        122,700,002            250,002            300,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                           FIRST TRUST
                                                                                                            DOW JONES
                                                                                                          INTERNATIONAL
                                                                                                          INTERNET ETF
                                                                                                             (FDNI)
                                                                                               -----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                  3/31/2023          YEAR ENDED
                                                                                                 (UNAUDITED)         9/30/2022
                                                                                               ----------------   ----------------
OPERATIONS:
Net investment income (loss).................................................................. $        129,046   $          1,565
Net realized gain (loss)......................................................................      (14,705,154)       (11,260,348)
Net change in unrealized appreciation (depreciation)..........................................       21,157,405        (25,653,568)
                                                                                               ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations............................................................................        6,581,297        (36,912,351)
                                                                                               ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.........................................................................         (121,095)                --
                                                                                               ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.....................................................................        5,152,332          3,599,371
Cost of shares redeemed.......................................................................       (8,096,508)       (41,357,597)
                                                                                               ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..............................................................       (2,944,176)       (37,758,226)
                                                                                               ----------------   ----------------
Total increase (decrease) in net assets.......................................................        3,516,026        (74,670,577)

NET ASSETS:
Beginning of period...........................................................................       29,232,165        103,902,742
                                                                                               ----------------   ----------------
End of period................................................................................. $     32,748,191   $     29,232,165
                                                                                               ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.......................................................        1,500,002          2,600,002
Shares sold...................................................................................          200,000            150,000
Shares redeemed...............................................................................         (350,000)        (1,250,000)
                                                                                               ----------------   ----------------
Shares outstanding, end of period.............................................................        1,350,002          1,500,002
                                                                                               ================   ================


Page 102                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $     9.39     $    13.88     $    10.27     $    12.75     $    13.12     $    13.61
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.24           0.73           0.52           0.52           0.66           0.59
Net realized and unrealized gain (loss)         2.10          (4.52)          3.61          (2.50)         (0.37)         (0.49)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.34          (3.79)          4.13          (1.98)          0.29           0.10
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.70)         (0.52)         (0.50)         (0.66)         (0.59)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    11.65     $     9.39     $    13.88     $    10.27     $    12.75     $    13.12
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               24.94%        (27.88)%        40.19%        (15.64)%         2.35%          0.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  187,559     $  161,050     $  286,031     $  180,227     $  293,918     $  454,824

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.61% (b)      0.58%          0.58%          0.57%          0.58%          0.57%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.58%          0.58%          0.57%          0.58%          0.57%
Ratio of net investment income (loss) to
   average net assets                           4.29% (b)      5.36%          4.06%          3.84%          4.84%          4.25%
Portfolio turnover rate (c)                       45%            57%            58%            98%            24%            35%


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    37.45     $    50.11     $    38.82     $    49.44     $    45.07     $    44.96
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.55           0.89           0.89           0.62           1.25           1.48
Net realized and unrealized gain (loss)         2.88         (11.90)         10.74          (9.27)          4.55           0.31
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                3.43         (11.01)         11.63          (8.65)          5.80           1.79
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.56)         (1.65)         (0.34)         (1.97)         (1.43)         (1.68)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    40.32     $    37.45     $    50.11     $    38.82     $    49.44     $    45.07
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                9.18%        (22.72)%        29.95%        (18.12)%        13.19%          3.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   25,867     $   24,030     $   34,657     $   32,671     $   56,436     $   45,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.96%          0.92%          0.85%          0.89%          0.85%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           2.75% (b)      2.08%          2.21%          2.52%          2.61%          3.48%
Portfolio turnover rate (c)                       22%            70% (d)        11%             7%             7%             9%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund's portfolio.

                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    18.56     $    24.97     $    17.85     $    22.90     $    25.16     $    25.73
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.66           1.33           1.22           1.30           1.39           1.15
Net realized and unrealized gain (loss)         3.41          (6.38)          7.10          (5.04)         (2.24)         (0.58)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.07          (5.05)          8.32          (3.74)         (0.85)          0.57
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.50)         (1.36)         (1.20)         (1.31)         (1.41)         (1.14)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    22.13     $    18.56     $    24.97     $    17.85     $    22.90     $    25.16
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               21.92%        (20.98)%        46.94%        (16.33)%        (3.21)%         2.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  673,795     $  495,576     $  504,454     $  344,489     $  532,532     $  484,280

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.57% (b)      0.56%          0.57%          0.57%          0.59%          0.58%
Ratio of net expenses to average net
   assets                                       0.57% (b)      0.56%          0.57%          0.57%          0.59%          0.58%
Ratio of net investment income (loss) to
   average net assets                           6.00% (b)      5.74%          5.11%          6.16%          6.20%          4.48%
Portfolio turnover rate (c)                       36%            35%            38%            67%            31%            31%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    15.15     $    20.92     $    17.45     $    13.13     $    12.50     $    13.13
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.25           0.28           0.26           0.30           0.28
Net realized and unrealized gain (loss)         2.77          (5.75)          3.52           4.33           0.64          (0.66)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.85          (5.50)          3.80           4.59           0.94          (0.38)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.27)         (0.33)         (0.27)         (0.31)         (0.25)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    17.92     $    15.15     $    20.92     $    17.45     $    13.13     $    12.50
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               18.85%        (26.43)%        21.76%         35.42%          7.58%         (2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  285,796     $  243,931     $  385,920     $  205,075     $   75,502     $   79,362

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.61%          0.62%          0.66%          0.71%          0.68%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.96% (b)      1.28%          1.34%          1.86%          2.32%          2.21%
Portfolio turnover rate (c)                       15%            21%            31%            42%            30%            22%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 104                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    43.42     $    53.95     $    42.07     $    47.05     $    56.78     $    56.89
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.37           1.01           0.87           1.28           0.87           0.79
Net realized and unrealized gain (loss)         6.46         (10.50)         11.79          (4.93)         (9.71)          0.16
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                6.83          (9.49)         12.66          (3.65)         (8.84)          0.95
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.33)         (1.04)         (0.78)         (1.33)         (0.89)         (1.06)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    49.92     $    43.42     $    53.95     $    42.07     $    47.05     $    56.78
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               15.74%        (17.80)%        30.19%         (7.52)%       (15.64)%         1.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    7,487     $    8,685     $   10,790     $    6,310     $    9,409     $   14,194

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (b)      0.86%          1.42%          1.43%          1.21%          0.88%
Ratio of net expenses to average net
   assets                                       0.65% (b)      0.69%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.52% (b)      1.68%          1.81%          2.68%          1.64%          1.45%
Portfolio turnover rate (c)                       17%            92% (d)        18%            20%            14%            16%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    75.30     $    92.48     $    62.87     $    49.51     $    47.62     $    49.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.49           0.93           0.64           0.58           0.67           0.52
Net realized and unrealized gain (loss)        22.20         (17.24)         29.73          13.27           1.84          (1.32)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               22.69         (16.31)         30.37          13.85           2.51          (0.80)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.35)         (0.87)         (0.76)         (0.49)         (0.62)         (0.58)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    97.64     $    75.30     $    92.48     $    62.87     $    49.51     $    47.62
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               30.18%        (17.70)%        48.35%         28.10%          5.32%         (1.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  722,516     $  538,430     $  550,262     $   56,579     $   27,232     $   33,333

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (b)      0.58%          0.63%          0.75%          0.82%          0.74%
Ratio of net expenses to average net
   assets                                       0.58% (b)      0.58%          0.63%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.11% (b)      1.02%          1.11%          1.30%          1.40%          1.10%
Portfolio turnover rate (c)                       11%            33%            20%            53%            31%            60%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund's portfolio.

                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    12.22     $    12.97     $     9.57     $    11.47     $    12.73     $    11.88
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.31           1.17           0.80           0.53           0.72           0.48
Net realized and unrealized gain (loss)         1.10          (0.67)          3.29 (a)      (1.86)         (1.28)          0.83
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.41           0.50           4.09          (1.33)         (0.56)          1.31
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.34)         (1.25)         (0.69)         (0.57)         (0.70)         (0.46)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    13.29     $    12.22     $    12.97     $     9.57     $    11.47     $    12.73
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               11.53%          3.27%         42.87%        (11.80)%        (4.42)%        11.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  293,047     $  199,747     $   36,312     $    5,740     $    7,452     $    8,908

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           5.02% (c)     11.85%          9.06%          4.94%          5.95%          3.74%
Portfolio turnover rate (d)                       13%            69%            99%            66%            84%            50%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    26.63     $    29.53     $    21.73     $    22.87     $    26.21     $    26.96
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.23           0.56           0.45           0.45           0.51           0.44
Net realized and unrealized gain (loss)         2.52          (2.97)          7.78          (1.20)         (3.17)         (0.83)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.75          (2.41)          8.23          (0.75)         (2.66)         (0.39)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.17)         (0.49)         (0.43)         (0.39)         (0.64)         (0.36)
Return of capital                                 --             --             --             --          (0.04)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.17)         (0.49)         (0.43)         (0.39)         (0.68)         (0.36)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    29.21     $    26.63     $    29.53     $    21.73     $    22.87     $    26.21
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               10.35%         (8.28)%        37.94%         (3.19)%       (10.16)%        (1.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   18,690     $   22,370     $    5,609     $    3,040     $    3,200      $   4,979

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.37% (c)      2.50%          1.84%          2.16%          1.93%          1.56%
Portfolio turnover rate (d)                        8%            26%            12%            17%            20%            30%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    23.67     $    34.10     $    29.02     $    25.61     $    26.48     $    28.77
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.35           0.90           0.30           0.08           0.33           0.40
Net realized and unrealized gain (loss)         2.03         (10.36)          5.01           3.53          (0.80)         (2.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.38          (9.46)          5.31           3.61          (0.47)         (1.94)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.36)         (0.97)         (0.23)         (0.20)         (0.40)         (0.35)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.69     $    23.67     $    34.10     $    29.02     $    25.61     $    26.48
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               10.12%        (28.39)%        18.28%         14.07%         (1.76)%        (6.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   11,559     $   43,798     $   86,965     $   60,937     $  116,503     $  190,648

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
   average net assets                           1.38% (b)      2.43%          0.83%          0.60%          1.25%          1.33%
Portfolio turnover rate (c)                       17%           126%            92%            58%            66%            65%


FIRST TRUST INDXX NEXTG ETF (NXTG)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    55.75     $    76.44     $    59.05     $    50.26     $    49.63     $    50.52
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.42           1.72           0.95           0.69           0.37           0.72
Net realized and unrealized gain (loss)        13.82         (20.13)         17.10           8.79           0.50          (0.60)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               14.24         (18.41)         18.05           9.48           0.87           0.12
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.25)         (1.88)         (0.62)         (0.69)         (0.24)         (1.01)
Net realized gain                                 --          (0.40)         (0.04)            --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.25)         (2.28)         (0.66)         (0.69)         (0.24)         (1.01)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    69.74     $    55.75     $    76.44     $    59.05     $    50.26     $    49.63
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               25.61%        (24.71)%        30.62%         18.97%          1.78%          0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  453,322     $  471,056     $1,081,610     $  590,535     $  196,015     $   17,370

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.24% (b)      2.12%          1.42%          1.52%          1.73%          1.34%
Portfolio turnover rate (c)                        7%            21%            27%            30%            59%            80%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    40.41     $    58.17     $    39.00     $    32.04     $    36.33     $    40.25
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.29           1.38           0.60           0.34           1.02           0.98
Net realized and unrealized gain (loss)        10.68         (17.67)         19.04           7.07          (4.28)         (3.98)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               10.97         (16.29)         19.64           7.41          (3.26)         (3.00)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.34)         (1.47)         (0.47)         (0.45)         (1.03)         (0.92)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    51.04     $    40.41     $    58.17     $    39.00     $    32.04     $    36.33
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               27.30%        (28.66)%        50.43%         23.33%         (8.97)%        (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   40,829     $   40,415     $   63,989     $   29,246     $   17,623     $   18,167

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.19% (b)      2.57%          1.17%          1.09%          3.19%          2.44%
Portfolio turnover rate (c)                       19%           133% (d)        42%            36%            24%            16%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    60.30     $   105.40     $    78.48     $    56.39     $    56.71     $    41.88
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.02)          0.79           0.15           0.16           0.59           0.14
Net realized and unrealized gain (loss)         6.66         (45.08)         26.95          22.10          (0.31)         14.84
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                6.64         (44.29)         27.10          22.26           0.28          14.98
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --          (0.81)         (0.18)         (0.17)         (0.60)         (0.15)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    66.94     $    60.30     $   105.40     $    78.48     $    56.39     $    56.71
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               11.01%        (42.32)%        34.55%         39.54%          0.57%         35.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $2,761,344     $2,954,573     $6,239,449     $4,963,825     $2,168,198     $2,067,140

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          (0.07)% (b)     0.96%          0.16%          0.24%          1.02%          0.28%
Portfolio turnover rate (c)                       19%            42%            33%            35%            85%             7%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund's portfolio.

Page 108                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    35.71     $    64.09     $    56.64     $    36.39     $    35.10     $    34.51
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13           0.54           0.40           0.11           0.30           0.49
Net realized and unrealized gain (loss)         5.17         (28.51)          7.39          20.32 (a)       1.29           0.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                5.30         (27.97)          7.79          20.43           1.59           1.15
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.12)         (0.41)         (0.34)         (0.18)         (0.30)         (0.56)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    40.89     $    35.71     $    64.09     $    56.64     $    36.39     $    35.10
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               14.86%        (43.78)%        13.73%         56.24% (a)      4.60%          3.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  247,390     $  321,421     $1,163,259     $  356,803     $   30,931     $   26,322

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           0.47% (c)      0.74%          0.76%          0.38%          0.86%          1.42%
Portfolio turnover rate (d)                       70%           119%           118%           114%            98%            83%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    38.56     $    48.80     $    34.78     $    27.63     $    28.49     $    21.85
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.10           0.31           0.04           0.50           0.06           0.02
Net realized and unrealized gain (loss)         4.19         (10.25)         14.04           7.16          (0.86)          6.64
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.29          (9.94)         14.08           7.66          (0.80)          6.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.10)         (0.30)         (0.06)         (0.51)         (0.06)         (0.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    42.75     $    38.56     $    48.80     $    34.78     $    27.63     $    28.49
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               11.11%        (20.53)%        40.50%         28.27%         (2.78)%        30.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $4,851,674     $4,731,083     $4,770,298     $2,178,988     $  979,650     $  847,673

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
  assets                                        0.59% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.59% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.47% (c)      0.63%          0.07%          1.54%          0.20%          0.04%
Portfolio turnover rate (d)                       17%            54%            35%            46%            58%            56%


(a)   The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)


                                          SIX MONTHS
                                            ENDED                YEAR ENDED SEPTEMBER 30,               PERIOD
                                          3/31/2023     ------------------------------------------      ENDED
                                         (UNAUDITED)        2022           2021           2020       9/30/2019 (a)
                                         ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    17.10     $    30.55     $    24.88     $    19.66     $    19.70
                                          ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.36           0.25           0.22           0.33
Net realized and unrealized gain (loss)         4.70         (13.43)          5.75           5.30          (0.06)
                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.78         (13.07)          6.00           5.52           0.27
                                          ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.03)         (0.38)         (0.33)         (0.30)         (0.31)
                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    21.85     $    17.10     $    30.55     $    24.88     $    19.66
                                          ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               27.99%        (42.95)%        24.19%         28.33%          1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    5,463     $    5,131     $   10,692     $    2,488     $    1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                           0.81% (c)      1.31%          0.51%          0.74%          1.77% (c)
Portfolio turnover rate (d)                       71%           118%           118%            63%            67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)


                                          SIX MONTHS
                                            ENDED                 YEAR ENDED SEPTEMBER 30,                 PERIOD
                                          3/31/2023     ---------------------------------------------      ENDED
                                         (UNAUDITED)        2022              2021           2020       9/30/2019 (a)
                                         ------------   ------------      ------------   ------------   ------------
Net asset value, beginning of period      $    19.49     $    39.96        $    39.08     $    21.02     $    19.69
                                          ----------     ----------        ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.10           0.00 (e)(f)      (0.18)         (0.03)          0.75
Net realized and unrealized gain (loss)         4.76         (20.47)             1.13 (g)      18.40           1.04
                                          ----------     ----------        ----------     ----------     ----------
Total from investment operations                4.86         (20.47)             0.95          18.37           1.79
                                          ----------     ----------        ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)            --             (0.07)         (0.31)         (0.46)
                                          ----------     ----------        ----------     ----------     ----------
Net asset value, end of period            $    24.26     $    19.49        $    39.96     $    39.08     $    21.02
                                          ==========     ==========        ==========     ==========     ==========
TOTAL RETURN (b)                               24.93%        (51.23)%            2.42%         88.27%          9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   32,748     $   29,232        $  103,903     $   48,850     $    4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (c)      0.65%             0.65%          0.65%          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                           0.83% (c)      0.00% (h)        (0.55)%        (0.50)%         4.42% (c)
Portfolio turnover rate (d)                       51%            29%               34%            23%            61%


(a)   Inception dates for FPXE and FDNI are October 4, 2018 and November 5,
      2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Based on average shares outstanding.

(f)   Amount is less than $0.01.

(g)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(h)   Amount is less than 0.01%.

Page 110                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the sixteen funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
           Inc. ("NYSE Arca") ticker "FDD")
        First Trust Alerian Disruptive Technology Real Estate ETF - (NYSE Arca
           ticker "DTRE")
        First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
           ticker "FGD")
        First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
        First Trust Alerian U.S. NextGen Infrastructure ETF - (NYSE Arca ticker
           "RBLD")
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
        First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
           "FTRI")
        First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
        First Trust BICK Index Fund - (Nasdaq ticker "BICK")
        First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
        First Trust S-Network Future Vehicles & Technology ETF - (Nasdaq ticker
           "CARZ") First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
        First Trust International Equity Opportunities ETF - (Nasdaq ticker
           "FPXI")
        First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")
        First Trust IPOX(R) Europe Equity Opportunities ETF - (Nasdaq ticker
           "FPXE")
        First Trust Dow Jones International Internet ETF - (Nasdaq ticker
           "FDNI")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF                       Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Alerian U.S. NextGen Infrastructure ETF                             Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq Clean Edge Smart Grid Infrastructure(TM)
                                                                                   Index
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust S-Network Future Vehicles & Technology ETF                          S-Network Electric & Future Vehicle Ecosystem
                                                                                   Index
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing(TM) Index
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity(TM) Index
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                                        Page 111


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in master limited partnerships
("MLPs") generally are comprised of return of capital and investment income. A
Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

                                                                        Page 113


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Fund's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN.
The Bank of New York Mellon ("BNYM") acts as FAN's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2023, FAN, GRID, FTRI, BICK, NXTG, CARZ, SKYY,
FPXI, CIBR and FPXE had securities in the securities lending program. During the six months ended March 31, 2023, FAN, RBLD, GRID, FTRI, BICK, NXTG, CARZ, SKYY,
FPXI, CIBR, and FPXE participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2023, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2022 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $      13,077,255  $           --  $           --
First Trust Alerian Disruptive Technology Real Estate ETF                              1,182,167              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               33,007,963              --              --
First Trust Global Wind Energy ETF                                                     4,523,536              --              --
First Trust Alerian U.S. NextGen Infrastructure ETF                                      174,012              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               6,402,097              --              --
First Trust Indxx Global Natural Resources Income ETF                                 14,042,378              --              --
First Trust Indxx Global Agriculture ETF                                                 278,287              --              --
First Trust BICK Index Fund                                                              755,321              --              --
First Trust Indxx NextG ETF                                                           21,161,695       4,454,950              --
First Trust S-Network Future Vehicles & Technology ETF                                 1,776,897              --              --
First Trust Cloud Computing ETF                                                       47,254,977              --              --
First Trust International Equity Opportunities ETF                                     4,260,436              --              --
First Trust Nasdaq Cybersecurity ETF                                                  33,554,011              --              --
First Trust IPOX(R) Europe Equity Opportunities ETF                                      115,891              --              --
First Trust Dow Jones International Internet ETF                                              --              --              --


                                                                        Page 115


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                   Ordinary           Other        Appreciation
                                                                                    Income         Gain (Loss)    (Depreciation)
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $         318,040  $  (70,213,661) $  (57,482,744)
First Trust Alerian Disruptive Technology Real Estate ETF                               (353,747)     (7,386,506)       (269,380)
First Trust Dow Jones Global Select Dividend Index Fund                                2,432,960    (174,119,735)   (167,470,932)
First Trust Global Wind Energy ETF                                                       368,144     (68,984,173)    (70,152,209)
First Trust Alerian U.S. NextGen Infrastructure ETF                                           --      (8,989,529)     (1,110,653)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 560,260     (45,761,808)    (94,584,124)
First Trust Indxx Global Natural Resources Income ETF                                    906,239     (68,386,405)    (47,072,885)
First Trust Indxx Global Agriculture ETF                                                  88,972     (20,071,117)     (5,180,381)
First Trust BICK Index Fund                                                               62,567     (34,443,676)     (7,130,200)
First Trust Indxx NextG ETF                                                                   --              --    (123,848,000)
First Trust S-Network Future Vehicles & Technology ETF                                   117,402     (12,270,499)    (15,588,893)
First Trust Cloud Computing ETF                                                               --    (806,662,690) (1,274,586,686)
First Trust International Equity Opportunities ETF                                       758,414    (329,849,523)    (39,863,658)
First Trust Nasdaq Cybersecurity ETF                                                     463,929    (384,198,734)   (602,008,009)
First Trust IPOX(R) Europe Equity Opportunities ETF                                           --      (3,590,694)       (868,225)
First Trust Dow Jones International Internet ETF                                          (4,757)     (9,782,902)    (34,204,082)


H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020,
2021, and 2022 remain open to federal and state audit. As of March 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.



                                                                                     Non-Expiring
                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $  70,213,661
First Trust Alerian Disruptive Technology Real Estate ETF*                               7,386,506
First Trust Dow Jones Global Select Dividend Index Fund                                174,119,735
First Trust Global Wind Energy ETF                                                      68,984,173
First Trust Alerian U.S. NextGen Infrastructure ETF                                      8,989,529
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                45,761,808
First Trust Indxx Global Natural Resources Income ETF                                   68,386,405
First Trust Indxx Global Agriculture ETF                                                20,071,117
First Trust BICK Index Fund                                                             34,443,676
First Trust Indxx NextG ETF                                                                     --
First Trust S-Network Future Vehicles & Technology ETF                                  12,270,499
First Trust Cloud Computing ETF                                                        806,662,690
First Trust International Equity Opportunities ETF                                     329,849,523
First Trust Nasdaq Cybersecurity ETF                                                   384,198,734
First Trust IPOX(R) Europe Equity Opportunities ETF                                      3,590,694
First Trust Dow Jones International Internet ETF                                         9,782,902


      * $75,097 of First Trust Alerian Disruptive Technology Real Estate ETF's
      non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $34,965 per year.

During the taxable year ended September 30, 2022, the following Fund utilized non-expiring capital loss carryforwards in the following amounts:


                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                       Utilized
                                                                                 ---------------------
First Trust Dow Jones Global Select Dividend Index Fund                              $  14,051,962


                                                                        Page 117


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2022, the following
Funds incurred and elected to defer late year ordinary or capital losses as follows:


                                                                      Qualified Late Year Losses
                                                              ------------------------------------------
                                                              Ordinary Losses             Capital Losses
                                                              ---------------             --------------
First Trust Alerian Disruptive Technology Real Estate ETF     $       372,647             $           --
First Trust Dow Jones International Internet ETF                        4,757                         --


As of March 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:



                                                                       Gross                Gross           Net Unrealized
                                                                     Unrealized          Unrealized          Appreciation
                                                 Tax Cost           Appreciation       (Depreciation)       (Depreciation)
                                              ----------------------------------------------------------------------------
First Trust STOXX(R) European Select
   Dividend Index Fund                        $   190,752,470      $   11,878,375      $   (17,718,868)     $   (5,840,493)
First Trust Alerian Disruptive Technology
   Real Estate ETF                                 24,312,586           2,528,989           (1,053,884)          1,475,105
First Trust Dow Jones Global Select Dividend
   Index Fund                                     696,551,592          23,671,823          (59,276,974)        (35,605,151)
First Trust Global Wind Energy ETF                319,424,898          21,135,686          (40,872,621)        (19,736,935)
First Trust Alerian U.S. NextGen
   Infrastructure ETF                               7,255,207             577,409             (371,914)            205,495
First Trust NASDAQ(R) Clean Edge(R) Smart
   Grid Infrastructure Index Fund                 665,393,298          72,020,979          (10,173,311)         61,847,668
First Trust Indxx Global Natural Resources
   Income ETF                                     311,197,623           3,773,227          (22,200,917)        (18,427,690)
First Trust Indxx Global Agriculture ETF           20,759,896             465,489           (2,655,877)         (2,190,388)
First Trust BICK Index Fund                        12,266,173           1,250,031           (1,695,900)           (445,869)
First Trust Indxx NextG ETF                       459,988,884          49,724,791          (54,566,258)         (4,841,467)
First Trust S-Network Future Vehicles &
   Technology ETF                                  46,158,524           3,177,438           (6,048,991)         (2,871,553)
First Trust Cloud Computing ETF                 3,131,929,616         297,794,830         (643,343,489)       (345,548,659)
First Trust International Equity
   Opportunities ETF                              231,341,628          26,951,353           (3,040,051)         23,911,302
First Trust Nasdaq Cybersecurity ETF            4,689,048,752         614,857,399         (448,455,485)        166,401,914
First Trust IPOX(R) Europe Equity
   Opportunities ETF                                4,854,979             741,803             (115,073)            626,730
First Trust Dow Jones International
   Internet ETF                                    43,020,587           1,453,127          (11,880,373)        (10,427,246)


I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real
Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust
Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture
ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust
S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF,
First Trust International Equity Opportunities ETF, First Trust Nasdaq
Cybersecurity ETF, First Trust IPOX(R) Europe Equity Opportunities ETF, and
First Trust Dow Jones International Internet ETF (the "Unitary Fee Funds"), for
which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF                       VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF                             VettaFi LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, Inc.
First Trust Indxx Global Agriculture ETF                                        Indxx, Inc.
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF                          VettaFi LLC
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund's average daily net assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. Effective
November 1, 2022, the annual unitary management fee payable by each Fund to
First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedules below:


                    Breakpoints                         RBLD       SKYY       CIBR
---------------------------------------------------   --------   --------   --------
Fund net assets up to and including $2.5 billion      0.65000%    0.600%     0.600%
Fund net assets greater than $2.5 billion up to and
   including $5 billion                               0.63375%    0.585%     0.585%
Fund net assets greater than $5 billion up to and
   including $7.5 billion                             0.61750%    0.570%     0.570%
Fund net assets greater than $7.5 billion up to and
   including $10 billion                              0.60125%    0.555%     0.555%
Fund net assets greater than $10 billion up to and
   including $15 billion                              0.58500%    0.540%     0.540%
Fund net assets greater than $15 billion              0.55250%    0.510%     0.510%



                    Breakpoints                         DTRE       FTRI       FTAG       BICK       NXTG
---------------------------------------------------   --------   --------   --------   --------   --------
Fund net assets up to and including $2.5 billion       0.600%     0.7000%    0.7000%    0.640%     0.7000%
Fund net assets greater than $2.5 billion up to and
   including $5 billion                                0.585%     0.6825%    0.6825%    0.624%     0.6825%
Fund net assets greater than $5 billion up to and
   including $7.5 billion                              0.570%     0.6650%    0.6650%    0.608%     0.6650%
Fund net assets greater than $7.5 billion up to and
   including $10 billion                               0.555%     0.6475%    0.6475%    0.592%     0.6475%
Fund net assets greater than $10 billion               0.540%     0.6300%    0.6300%    0.576%     0.6300%


                                                                        Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)


                    Breakpoints                         CARZ       FPXI       FPXE       FDNI
---------------------------------------------------   --------   --------   --------   --------
Fund net assets up to and including $2.5 billion       0.7000%    0.7000%    0.7000%   0.65000%
Fund net assets greater than $2.5 billion up to and
   including $5 billion                                0.6825%    0.6825%    0.6825%   0.63375%
Fund net assets greater than $5 billion up to and
   including $7.5 billion                              0.6650%    0.6650%    0.6650%   0.61750%
Fund net assets greater than $7.5 billion up to and
   including $10 billion                               0.6475%    0.6475%    0.6475%   0.60125%
Fund net assets greater than $10 billion               0.6300%    0.6300%    0.6300%   0.58500%


Prior to November 1, 2022, First Trust was paid an annual unitary management fee at the specified rate based on each Fund's average daily net assets at the following rates:


First Trust Alerian Disruptive Technology Real Estate ETF         0.60%
First Trust Alerian U.S. NextGen Infrastructure ETF               0.65%
First Trust Indxx Global Natural Resources Income ETF             0.70%
First Trust Indxx Global Agriculture ETF                          0.70%
First Trust BICK Index Fund                                       0.64%
First Trust Indxx NextG ETF                                       0.70%
First Trust S-Network Future Vehicles & Technology ETF            0.70%
First Trust Cloud Computing ETF                                   0.60%
First Trust International Equity Opportunities ETF                0.70%
First Trust Nasdaq Cybersecurity ETF                              0.60%
First Trust IPOX(R) Europe Equity Opportunities ETF               0.70%
First Trust Dow Jones International Internet ETF                  0.65%


Effective November 1, 2022, for the First Trust STOXX(R) European Select
Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund,
First Trust Global Wind Energy ETF, and First Trust NASDAQ(R) Clean Edge(R)
Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"),
First Trust is paid an annual management fee based on a percentage of each
Fund's average daily net assets and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion        0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion        0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion       0.37%
Fund net assets greater than $10 billion                                        0.36%


Prior to November 1, 2022, First Trust was paid an annual management fee of
0.40% of each Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an
Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement")
in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2024.


                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%


Prior to November 1, 2022, expenses reimbursed and fees waived by First Trust under the Recovery Agreement were subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by a Fund if it resulted in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation.
These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. First Trust did not recover expenses from any
Funds during the six months ended March 31, 2023. Effective November 1, 2022, in connection with the introduction of breakpoints discussed above, First Trust has agreed to remove its ability to recover previous expenses borne and fees waived under the Recovery Agreement.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     80,796,660  $   78,604,053
First Trust Alerian Disruptive Technology Real Estate ETF                              5,683,495       5,633,015
First Trust Dow Jones Global Select Dividend Index Fund                              224,153,558     205,178,286
First Trust Global Wind Energy ETF                                                    43,690,688      41,491,672
First Trust Alerian U.S. NextGen Infrastructure ETF                                    1,318,579       1,317,763
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              74,316,534      71,471,916
First Trust Indxx Global Natural Resources Income ETF                                 35,944,461      33,643,373
First Trust Indxx Global Agriculture ETF                                               1,940,457       2,830,199
First Trust BICK Index Fund                                                            4,531,680      19,114,888
First Trust Indxx NextG ETF                                                           32,833,669      57,002,893
First Trust S-Network Future Vehicles & Technology ETF                                 8,171,805       9,243,258
First Trust Cloud Computing ETF                                                      542,339,795     533,341,377
First Trust International Equity Opportunities ETF                                   192,781,674     208,353,595
First Trust Nasdaq Cybersecurity ETF                                                 848,873,189     830,665,485
First Trust IPOX(R) Europe Equity Opportunities ETF                                    4,047,779       4,037,426
First Trust Dow Jones International Internet ETF                                      16,487,278      15,578,959


                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

For the six months ended March 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      9,623,831  $   18,909,882
First Trust Alerian Disruptive Technology Real Estate ETF                                     --              --
First Trust Dow Jones Global Select Dividend Index Fund                              108,547,997      40,765,367
First Trust Global Wind Energy ETF                                                    15,390,570      18,408,950
First Trust Alerian U.S. NextGen Infrastructure ETF                                           --       2,145,764
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              97,366,820      76,254,551
First Trust Indxx Global Natural Resources Income ETF                                 87,767,994      13,317,971
First Trust Indxx Global Agriculture ETF                                                      --       4,929,465
First Trust BICK Index Fund                                                              574,415      22,258,911
First Trust Indxx NextG ETF                                                                   --      98,567,360
First Trust S-Network Future Vehicles & Technology ETF                                        --       8,295,712
First Trust Cloud Computing ETF                                                       84,626,833     555,195,229
First Trust International Equity Opportunities ETF                                            --      98,440,261
First Trust Nasdaq Cybersecurity ETF                                                  27,892,890     390,996,343
First Trust IPOX(R) Europe Equity Opportunities ETF                                           --       1,077,597
First Trust Dow Jones International Internet ETF                                       3,814,002       7,555,558


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact- based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2024 for
DTRE and January 31, 2024 for each other Fund.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 123


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                        Page 125


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AGREEMENTS

UNITARY FEE FUNDS
The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the "Amendment" and collectively, the
"Amendments") of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following twelve series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Indxx Global Natural Resources Income ETF (FTRI)
        First Trust  Indxx Global Agriculture ETF (FTAG)
        First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
        First Trust BICK Index Fund (BICK)
        First Trust Indxx NextG ETF (NXTG)
        First Trust S-Network Future Vehicles & Technology ETF (CARZ)
        First Trust Cloud Computing ETF (SKYY)
        First Trust International Equity Opportunities ETF (FPXI)
        First Trust Nasdaq Cybersecurity ETF (CIBR)
        First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
        First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
        First Trust Dow Jones International Internet ETF (FDNI)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the unitary fee rate for each Fund under the applicable Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the
Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund other than RBLD and DTRE for a one-year period ending June 30, 2023 at a meeting held on June 12-13,
2022. The Board noted that in connection with its approval it had determined for each Fund, based upon the information provided, that the terms of the applicable
Agreement were fair and reasonable and that the continuation of the applicable
Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board also noted that it, including the Independent Trustees, approved the applicable Agreement for RBLD and DTRE for an initial two-year period ending
August 1, 2024 and October 3, 2024, respectively, at a meeting held on April 26,
2021 and that shareholders of each of RBLD and DTRE approved the applicable
Agreement for their respective Fund at meetings held on July 25, 2022 and
September 1, 2022, respectively. The Board noted that in connection with its approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the approval of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

                                                                        Page 127


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO THE INVESTMENT
MANAGEMENT AGREEMENT

NON-UNITARY FEE FUNDS
The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following four series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust STOXX(R) European Select Dividend Index Fund (FDD)
        First Trust Dow Jones Global Select Dividend Index Fund (FGD)
        First Trust Global Wind Energy ETF (FAN)
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
           (GRID)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendment is to modify the advisory fee rate for each of the Funds under the Agreement by introducing a breakpoint schedule pursuant to which the advisory fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the
Advisor under the Agreement will not be reduced or modified as a result of the
Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for each Fund for a one-year period ending June
30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board noted that with respect to the Funds, the Advisor had previously agreed to waive management fees and reimburse certain expenses for a specified period to prevent each Fund's expense ratio from exceeding a particular expense cap, that the expense cap for each Fund would continue following entry into the
Amendment, and that under the current terms of the expense caps, expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred under certain conditions. The Board noted that in connection with the Amendment, the
Advisor agreed to amend the terms of the expense caps to eliminate its ability to recover any fees waived or expenses reimbursed.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of each Fund.


FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

----------------------------
     Semi-Annual Report
    For the Period Ended
       March 31, 2023
----------------------------


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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2023

Shareholder Letter .........................................................   2
Market Overview ............................................................   3
Fund Performance Overview

Portfolio of Investments


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2023

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2023.
Please note that the First Trust Bloomberg Emerging Market Democracies ETF was
incepted on March 2, 2023, so information in this letter and the report prior to that date will not apply to this Fund.

I am constantly amazed by the depth and breadth of innovation that occurs when people from different geographic, economic, cultural, and educational backgrounds come together to solve problems. Many of the greatest companies to ever exist found their humble beginnings in the simple premise that problems are best solved through ingenuity and cooperation. That idea is still alive and well today, in my opinion. Take, as examples, the recent flood of interest sparked by artificial intelligence programs, advances in robotics, new medicines, more fuel-efficient gasoline engines, electric and hybrid vehicles, quantum computing, developments in wind and solar power; the list goes on and on. That said, the global economy is facing serious issues such as stubborn inflation and the specter of slowing economic growth to name a few.

As many investors know, the global financial system is currently navigating the fallout of the banking crisis that took lending markets by storm in March 2023.
The turmoil that started in the U.S. with the failure of Silicon Valley Bank quickly spread around the globe, leading the Swiss government to broker the merger of two of Switzerland's largest banks. In the U.S., the Federal Reserve
(the "Fed") created the Bank Term Funding Program, which allocated capital to help assure that banks can meet the needs of their depositors. Furthermore, inflation remains elevated on a global scale. Each of the countries that comprise the so-called Group of Ten is currently battling levels of inflation that are higher than the targets set by their central banks, according to data from Bloomberg. Additionally, political unrest stemming from the war between
Russia and Ukraine remains a significant factor, with the potential to disturb global fuel and energy supplies as well as provoke interference from other foreign powers.

In the U.S., inflation, as measured by the trailing 12-month rate on the
Consumer Price Index, stood at 5.0% as of March 31, 2023, well above the Fed's stated goal of 2.0%. Despite signals pointing to a potential slowdown in economic growth in the U.S., the Fed stayed the course with regards to interest rate policy. Since February 28, 2022, the Fed raised the Federal Funds target rate (upper bound) a total of nine times, increasing the rate from 0.25%, where it stood on February 28, 2022, to 5.00% as of March 31, 2023.

Global markets have been resilient over time, and the S&P 500(R) Index has never failed to recover from a bear market. While the issues plaguing the U.S. and global economies are severe, they are not insurmountable, in my view. As Brian
Wesbury, Chief Economist at First Trust, recently wrote: "what made America strong is ... its human resources and freedom." We will continue to work the problems before us with ingenuity and resolve, as we always have.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2023

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The latest global growth forecast from the International Monetary Fund ("IMF")
released in April 2023 sees real gross domestic product growth rising by 2.8%
worldwide in 2023, down from its 2.9% projection in January 2023. The IMF is calling for a 1.6% growth rate for the U.S., up from its January 2023 estimate of 1.4%. Emerging Market and Developing Economies are expected to grow by 3.9%
this year, down from the IMF's 4.0% estimate in January 2023. The IMF notes that risks to their global outlook are squarely to the downside, especially given the recent turmoil in the Financials sector as well as stubbornly high inflation.

In the U.S., inflation, as measured by the Consumer Price Index ("CPI"), stood at 5.0% on a trailing 12-month basis at the end of March 2023, according to the
U.S. Bureau of Labor Statistics. While this is significantly lower than the most recent high of 9.1% in June 2022, the CPI remains above its 30-year average of
2.5% as of March 31, 2023, and even further from the Federal Reserve's (the
"Fed") target of 2.0%.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The major U.S. stock indices delivered positive results over the past six months. The S&P 500(R) (the "Index"), S&P MidCap 400(R) and S&P SmallCap 600(R)
Indices posted total returns of 15.62%, 15.00% and 12.00%, respectively, for the six-month period ended March 31, 2023. Each of the 11 major sectors that comprise the Index were up on a total return basis. The top performer was the
Information Technology sector, up 27.59%, while the worst showing came from the
Consumer Discretionary sector, up 4.31%.

A Bloomberg survey of twenty-four equity strategists found that their average
2023 year-end price target for the Index was 4,025, as of April 19, 2023, according to its own release. The highest and lowest estimates were 4,750 and
3,225, respectively. Brian Wesbury, Chief Economist at First Trust, announced in
December 2022 that his 2023 year-end price target stood at 3,900. The Index closed trading on March 31, 2023, at 4,109. The outlook for corporate earnings in 2023 has turned negative. Bloomberg's consensus year-over-year earnings growth rate estimates for the Index for the 2023 and 2024 calendar years stood at -2.67% and 11.56%, respectively, as of April 21, 2023.

The broader foreign stock indices posted positive total returns over the past six months. Between September 30, 2022, and March 31, 2023, the MSCI World ex
USA and MSCI Emerging Markets equity indices posted total returns of 25.50%
(USD) and 14.04% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate
Index of higher quality debt posted a total return of 7.69% (USD), while the
Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by
9.87% (USD), according to Bloomberg. The U.S. dollar fell by 8.57% over the past six months against a basket of major currencies, as measured by the U.S. Dollar
Index (DXY). The sizable decline in the dollar provided a boost to the performance of both foreign stock and bond indices, in our opinion.

Results were also positive in the U.S. bond market over the period. The top performing major debt group we track was long-term municipal bonds. The
Bloomberg Municipal Bond: Long Bond (22+ Years) Index posted a total return of
9.68% for the six-month period ended March 31, 2023. The worst-performing U.S.
debt group that we track was intermediate U.S. Treasuries. The Bloomberg U.S.
Treasury: Intermediate Index posted a total return of 3.31%. The yield on the benchmark 10-Year Treasury Note ("T-Note") fell by 36 basis points in the period to close at 3.47% on March 31, 2023, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.19% for the 10-year period ended March 31, 2023.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

The First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq Lux Health
Tech(TM) Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "EKG." The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index.
The Index is developed, maintained and sponsored by Nasdaq, Inc. the ("Index
Provider"). According to the Index Provider, the Index is designed to measure the performance of a selection of companies that are primarily engaged in and involved at the intersection of healthcare and technology, as classified by Lux
Capital based on analysis of the products and services offered by those companies.


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                                       Inception             Inception
                                           6 Months Ended        1 Year Ended          (3/22/22)             (3/22/22)
                                              3/31/23              3/31/23             to 3/31/23           to 3/31/23
FUND PERFORMANCE
NAV                                            21.38%              -17.59%              -15.50%               -15.85%
Market Price                                   20.58%              -18.17%              -15.93%               -16.29%

INDEX PERFORMANCE
Nasdaq Lux Health Tech(TM) Index               21.77%              -17.11%              -15.00%               -15.34%
S&P Composite 1500 Health Care Index            7.69%               -4.40%               -4.07%                -4.16%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)

-----------------------------
Nasdaq(R) and Nasdaq Lux Health Tech(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  100.0%
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Illumina, Inc.                                 9.0%
Intuitive Surgical, Inc.                       8.6
Dexcom, Inc.                                   8.0
ResMed, Inc.                                   7.9
IQVIA Holdings, Inc.                           7.3
Insulet Corp.                                  4.4
Veeva Systems, Inc., Class A                   4.3
Exact Sciences Corp.                           4.2
Align Technology, Inc.                         4.2
Hologic, Inc.                                  3.9
                                             ------
    Total                                     61.8%
                                             ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MARCH 22, 2022 - MARCH 31, 2023

           First Trust Nasdaq Lux Digital     Nasdaq Lux Health     S&P Composite 1500
           Health Solutions ETF               Tech(TM) Index        Health Care Index
           ------------------------------     -----------------     ------------------
3/22/22    $10,000                            $10,000               $10,000
3/31/22     10,210                             10,214                10,025
9/30/22      6,932                              6,952                 8,899
3/31/23      8,415                              8,466                 9,584


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX METAVERSE ETF (ARVR)

The First Trust Indxx Metaverse ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Metaverse Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "ARVR." Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the "Index Provider"). The
Index Provider is not affiliated with the Fund, the Fund's investment advisor or the Fund's distributor. According to the Index Provider, the Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. The Index is comprised of companies that provide services and products that support the infrastructure and applications of the Metaverse.
"Metaverse" is a term used to describe the next generation of the Internet, which has the potential to allow creators to build the next chapter of human interaction through immersive experiences in three-dimensional virtual spaces.


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                                            CUMULATIVE
                                                                                                           TOTAL RETURNS
                                                                                                             Inception
                                                                                     6 Months Ended          (4/19/22)
                                                                                        3/31/23             to 3/31/23
FUND PERFORMANCE
NAV                                                                                      31.91%               -2.45%
Market Price                                                                             31.77%               -2.25%

INDEX PERFORMANCE
Indxx Metaverse Index                                                                    32.32%               -1.65%
MSCI ACWI Index                                                                          17.78%               -5.21%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)

-----------------------------
Indxx and Indxx Metaverse Index ("Index") are trademarks of Indxx, Inc.
("Indxx") and have been licensed for use for certain purposes by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The
Index is determined, composed and calculated by Indxx without regard to First
Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX METAVERSE ETF (ARVR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        55.9%
Communication Services                        38.9
Consumer Discretionary                         3.0
Health Care                                    1.1
Industrials                                    1.1
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NVIDIA Corp.                                   4.5%
Meta Platforms, Inc., Class A                  4.1
Advanced Micro Devices, Inc.                   3.7
ROBLOX Corp., Class A                          3.5
STMicroelectronics N.V.                        3.4
Apple, Inc.                                    3.2
Microsoft Corp.                                3.1
Sony Group Corp.                               3.1
Snap, Inc., Class A                            3.0
Synopsys, Inc.                                 3.0
                                             ------
    Total                                     34.6%
                                             ======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               APRIL 19, 2022 - MARCH 31, 2023

           First Trust Indxx              Indxx Metaverse
           Metaverse ETF                  Index                 MSCI ACWI Index
           --------------------------     -----------------     ------------------
4/19/22    $10,000                        $10,000               $10,000
9/30/22      7,395                          7,433                 8,048
3/31/23      9,755                          9,835                 9,479


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)

The First Trust Bloomberg Emerging Market Democracies ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Bloomberg Emerging
Market Democracies Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "EMDM." The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks, depositary receipts, preferred shares, real estate investment trusts ("REITs") and other securities that comprise the Index. The Index is developed, maintained and sponsored by
Bloomberg Index Services Limited (the "Index Provider"). The Index Provider is
not affiliated with the Fund, the Fund's investment advisor or the Fund's distributor. According to the Index Provider, the Index is constructed to track the performance of companies within emerging market countries as determined by the Index Provider, that meet minimum political rights and civil liberties standards to qualify as Electoral Democracies according to Freedom House, a non-profit, majority U.S. government funded organization in Washington D.C. that conducts research and advocacy on democracy, political freedom, and human rights. According to the Index Provider, to be eligible for inclusion in the
Index, a security must be a constituent of the Bloomberg Emerging Markets Large
& Mid Cap universe, meet the market capitalization and liquidity standards of the Index and belong to a country that is classified as an Electoral Democracy according to data from Freedom House.


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                                            CUMULATIVE
                                                                                                           TOTAL RETURNS
                                                                                                             Inception
                                                                                                             (3/2/23)
                                                                                                            to 3/31/23
FUND PERFORMANCE
NAV                                                                                                            1.41%
Market Price                                                                                                   1.97%

INDEX PERFORMANCE
Bloomberg Emerging Market Democracies Index                                                                    1.43%
MSCI Emerging Markets Index                                                                                    1.34%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)

-----------------------------
"Bloomberg(R)" and Bloomberg Emerging Market Democracies Index licensed herein
(the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the
Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by First Trust Advisors L.P. (the "Licensee"). Bloomberg is not
affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the "Financial
Products"). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial
Products.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        25.5%
Financials                                    24.6
Materials                                     19.5
Communication Services                         7.8
Consumer Staples                               7.7
Consumer Discretionary                         6.8
Industrials                                    3.5
Energy                                         3.5
Health Care                                    1.0
Utilities                                      0.1
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd.                                   9.3%
Samsung Electronics Co., Ltd.                  9.1
Sociedad Quimica y Minera de Chile S.A.
   (Preference Shares), Series B, Class B      4.4
Naspers Ltd., Class N                          4.4
Grupo Mexico SAB de CV, Series B               4.1
America Movil SAB de CV, Series B              4.0
Grupo Financiero Banorte SAB de CV,
   Class O                                     3.3
Vale S.A.                                      3.2
Fomento Economico Mexicano SAB de CV           2.8
Wal-Mart de Mexico SAB de CV                   2.8
                                             ------
    Total                                     47.4%
                                             ======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MARCH 2, 2023 - MARCH 31, 2023

           First Trust Bloomberg          Bloomberg Emerging
           Emerging Market                Market Democracies    MSCI Emerging
           Democracies ETF                Index                 Markets Index
           --------------------------     -----------------     ------------------
3/2/23     $10,000                        $10,000               $10,000
3/31/232    10,141                         10,143                10,134


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2023 (UNAUDITED)

As a shareholder of First Trust Nasdaq Lux Digital Health Solutions ETF, First
Trust Indxx Metaverse ETF, or First Trust Bloomberg Emerging Market Democracies
ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs:
(1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This
Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO        EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE          DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH            SIX-MONTH
                                                  OCTOBER 1, 2022     MARCH 31, 2023         PERIOD             PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
Actual                                               $1,000.00           $1,213.80            0.65%                $3.59
Hypothetical (5% return before expenses)             $1,000.00           $1,021.69            0.65%                $3.28

FIRST TRUST INDXX METAVERSE ETF (ARVR)
Actual                                               $1,000.00           $1,319.10            0.70%                $4.05
Hypothetical (5% return before expenses)             $1,000.00           $1,021.44            0.70%                $3.53



-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED          EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE       MARCH 2, 2023 (b)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS             TO
                                                 MARCH 2, 2023 (b)    MARCH 31, 2023      IN THE PERIOD     MARCH 31, 2023 (c)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)
Actual                                               $1,000.00           $1,014.10            0.75%                $0.62
Hypothetical (5% return before expenses)             $1,000.00           $1,021.19            0.75%                $3.78


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1,
      2022 through March 31, 2023), multiplied by 182/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March
      2, 2023 through March 31, 2023), multiplied by 30/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                         Page 11


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 8.8%
          162  CareDx, Inc. (a)                $        1,481
          530  Exact Sciences Corp. (a)                35,939
          270  Myriad Genetics, Inc. (a)                6,272
          449  Natera, Inc. (a)                        24,928
          169  Twist Bioscience Corp. (a)               2,549
          217  Veracyte, Inc. (a)                       4,839
                                               --------------
                                                       76,008
                                               --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 52.1%
          107  Align Technology, Inc. (a)              35,753
          348  Alphatec Holdings, Inc. (a)              5,429
          186  Axonics, Inc. (a)                       10,148
          595  Dexcom, Inc. (a)                        69,127
           86  Establishment Labs Holdings,
                  Inc. (a)                              5,826
          256  Globus Medical, Inc.,
                  Class A (a)                          14,500
          415  Hologic, Inc. (a)                       33,491
          108  Inspire Medical Systems,
                  Inc. (a)                             25,280
          119  Insulet Corp. (a)                       37,956
          288  Intuitive Surgical, Inc. (a)            73,575
          102  iRhythm Technologies, Inc. (a)          12,651
          136  Masimo Corp. (a)                        25,097
          115  Outset Medical, Inc. (a)                 2,116
          153  QuidelOrtho Corp. (a)                   13,631
          310  ResMed, Inc.                            67,887
          184  Tandem Diabetes Care, Inc. (a)           7,472
          100  TransMedics Group, Inc. (a)              7,573
                                               --------------
                                                      447,512
                                               --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.9%
          213  Accolade, Inc. (a)                       3,063
           98  Castle Biosciences, Inc. (a)             2,226
           69  Fulgent Genetics, Inc. (a)               2,154
          321  Guardant Health, Inc. (a)                7,524
          492  Hims & Hers Health, Inc. (a)             4,881
          424  NeoGenomics, Inc. (a)                    7,382
          260  Privia Health Group, Inc. (a)            7,179
          248  Progyny, Inc. (a)                        7,966
                                               --------------
                                                       42,375
                                               --------------
               HEALTH CARE TECHNOLOGY -- 8.9%
          834  American Well Corp.,
                  Class A (a)                           1,968
          175  Definitive Healthcare Corp. (a)          1,808
          438  Doximity, Inc., Class A (a)             14,183
          206  Health Catalyst, Inc. (a)                2,404
          190  Schrodinger, Inc. (a)                    5,003
          567  Teladoc Health, Inc. (a)                14,685
          199  Veeva Systems, Inc.,
                  Class A (a)                          36,574
                                               --------------
                                                       76,625
                                               --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 25.3%
          320  10X Genomics, Inc., Class A (a)         17,853
          494  Adaptive Biotechnologies
                  Corp. (a)                             4,362

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
          446  Cytek Biosciences, Inc. (a)     $        4,099
          331  Illumina, Inc. (a)                      76,974
          317  IQVIA Holdings, Inc. (a)                63,048
          472  Olink Holding AB, ADR (a)               10,634
          627  Pacific Biosciences of
                  California, Inc. (a)                  7,260
          718  QIAGEN N.V. (a)                         32,978
                                               --------------
                                                      217,208
                                               --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                           859,728
               (Cost $996,590)                 --------------

               MONEY MARKET FUNDS -- 0.1%
          673  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.65% (b)                         673
               (Cost $673)                     --------------

               TOTAL INVESTMENTS -- 100.1%            860,401
               (Cost $997,263)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                  (460)
                                               --------------
               NET ASSETS -- 100.0%            $      859,941
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of March 31, 2023.

ADR   - American Depositary Receipt

Page 12                 See Notes to Financial Statements


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                        3/31/2023           PRICES            INPUTS             INPUTS
                                                     -----------------------------------------------------------------------
Common Stocks*..................................     $      859,728    $        859,728   $            --    $            --
Money Market Funds..............................                673                 673                --                 --
                                                     -----------------------------------------------------------------------
Total Investments...............................     $      860,401    $        860,401   $            --    $            --
                                                     =======================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 13


FIRST TRUST INDXX METAVERSE ETF (ARVR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.1%
          305  Maxar Technologies, Inc.        $       15,573
                                               --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.4%
          469  Amphenol Corp., Class A                 38,327
       29,793  AUO Corp. (TWD) (a)                     18,100
        3,102  Sunny Optical Technology Group
                  Co., Ltd. (HKD) (a)                  37,431
                                               --------------
                                                       93,858
                                               --------------
               ENTERTAINMENT -- 31.7%
          491  Activision Blizzard, Inc.               42,025
          516  Capcom Co., Ltd. (JPY) (a)              18,424
        1,230  DeNA Co., Ltd. (JPY) (a)                16,769
          300  Electronic Arts, Inc.                   36,135
          982  GungHo Online Entertainment,
                  Inc. (JPY) (a)                       17,947
          936  Koei Tecmo Holdings Co., Ltd.
                  (JPY) (a)                            16,877
          862  Mixi, Inc. (JPY) (a)                    17,299
        2,342  NetEase, Inc. (HKD) (a)                 41,343
          116  Netflix, Inc. (b)                       40,076
          358  Netmarble Corp.
                  (KRW) (a) (b) (c) (d)                18,354
        1,612  Nexon Co., Ltd. (JPY) (a)               38,401
          940  Nintendo Co., Ltd. (JPY) (a)            36,425
        1,149  ROBLOX Corp., Class A (b)               51,682
          310  Square Enix Holdings Co., Ltd.
                  (JPY) (a)                            14,862
          359  Take-Two Interactive Software,
                  Inc. (b)                             42,829
          610  Ubisoft Entertainment S.A.
                  (EUR) (a) (b)                        16,288
                                               --------------
                                                      465,736
                                               --------------
               HEALTH CARE TECHNOLOGY -- 1.1%
          619  Teladoc Health, Inc. (b)                16,032
                                               --------------
               HOUSEHOLD DURABLES -- 3.0%
          494  Sony Group Corp. (JPY) (a)              44,889
                                               --------------
               INTERACTIVE MEDIA & SERVICES
                  -- 7.1%
          285  Meta Platforms, Inc.,
                  Class A (b)                          60,403
        3,915  Snap, Inc., Class A (b)                 43,887
                                               --------------
                                                      104,290
                                               --------------
               IT SERVICES -- 1.1%
          456  Keywords Studios PLC (GBP) (a)          15,584
                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 28.2%
          548  Advanced Micro Devices,
                  Inc. (b)                             53,709
        1,267  Intel Corp.                             41,393
          502  Microchip Technology, Inc.              42,058
          651  Micron Technology, Inc.                 39,281
          236  NVIDIA Corp.                            65,554
          319  QUALCOMM, Inc.                          40,698

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          941  STMicroelectronics N.V.
                  (EUR) (a)                    $       50,201
          462  Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR         42,975
          211  Texas Instruments, Inc.                 39,248
                                               --------------
                                                      415,117
                                               --------------
               SOFTWARE -- 14.3%
          110  Adobe, Inc. (b)                         42,391
          160  Microsoft Corp.                         46,128
          113  Synopsys, Inc. (b)                      43,646
        1,161  Unity Software, Inc. (b)                37,663
          540  Zoom Video Communications,
                  Inc., Class A (b)                    39,873
                                               --------------
                                                      209,701
                                               --------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 5.8%
          283  Apple, Inc.                             46,667
       25,224  Xiaomi Corp., Class B
                  (HKD) (a) (b) (c) (d)                38,818
                                               --------------
                                                       85,485
                                               --------------

               TOTAL INVESTMENTS -- 99.8%           1,466,265
               (Cost $1,521,603)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                   3,509
                                               --------------
               NET ASSETS -- 100.0%            $    1,469,774
                                               ==============

(a)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $458,012 or 31.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New
      York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

ADR   - American Depositary Receipt

Page 14                 See Notes to Financial Statements


FIRST TRUST INDXX METAVERSE ETF (ARVR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------------------------------------
                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
USD                                                68.8%
JPY                                                15.1
HKD                                                 8.0
EUR                                                 4.5
KRW                                                 1.3
TWD                                                 1.2
GBP                                                 1.1
                                                  ------
     Total                                        100.0%
                                                  ======

Currency Abbreviations:
EUR   - Euro
GBP   - British Pound Sterling
HKD   - Hong Kong Dollar
JPY   - Japanese Yen
KRW   - South Korean Won
TWD   - New Taiwan Dollar
USD   - United States Dollar

-----------------------------------------------------------
                                                % OF TOTAL
COUNTRY ALLOCATION*                             INVESTMENTS
-----------------------------------------------------------
United States                                      65.8%
Japan                                              15.1
Cayman Islands                                      8.0
Taiwan                                              4.2
Netherlands                                         3.4
South Korea                                         1.3
France                                              1.1
United Kingdom                                      1.1
                                                  ------
     Total                                        100.0%
                                                  ======

* Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the
Fund's underlying index.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       3/31/2023            PRICES            INPUTS             INPUTS
                                                     -----------------------------------------------------------------------
Common Stocks:
   Electronic Equipment, Instruments &
      Components................................     $       93,858    $         38,327   $        55,531    $            --
   Entertainment................................            465,736             212,747           252,989                 --
   Household Durables...........................             44,889                  --            44,889                 --
   IT Services..................................             15,584                  --            15,584                 --
   Semiconductors & Semiconductor Equipment.....            415,117             364,916            50,201                 --
   Technology Hardware, Storage & Peripherals...             85,485              46,667            38,818                 --
   Other Industry Categories*...................            345,596             345,596                --                 --
                                                     -----------------------------------------------------------------------
Total Investments...............................     $    1,466,265    $      1,008,253   $       458,012    $            --
                                                     =======================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 15


FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2023 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
               COMMON STOCKS (A) -- 99.6%
               BERMUDA -- 2.0%
          152  Credicorp Ltd.                  $       20,123
                                               --------------
               BRAZIL -- 12.4%
        2,194  Ambev S.A.                               6,220
        3,012  B3 S.A. - Brasil Bolsa Balcao            6,139
        3,206  Banco Bradesco S.A. (Preference
                  Shares)                               8,356
        1,361  Banco BTG Pactual S.A                    5,263
          708  Banco do Brasil S.A.                     5,467
        1,969  Banco Santander Brasil S.A.             10,439
        2,263  Hapvida Participacoes e
                  Investimentos S.A.
                  (b) (c) (d)                           1,174
        2,590  Itau Unibanco Holding S.A.
                  (Preference Shares)                  12,698
        2,996  Itausa S.A. (Preference Shares)          4,859
          876  Klabin S.A.                              3,128
        4,312  Petroleo Brasileiro S.A.
                  (Preference Shares)                  19,908
          392  Suzano S.A.                              3,223
        1,994  Vale S.A.                               31,513
          751  WEG S.A.                                 6,001
                                               --------------
                                                      124,388
                                               --------------
               CAYMAN ISLANDS -- 0.2%
          323  Chailease Holding Co., Ltd. (e)          2,376
                                               --------------
               CHILE -- 4.4%
          551  Sociedad Quimica y Minera de
                  Chile S.A. (Preference
                  Shares), Class B                     44,225
                                               --------------
               INDIA -- 13.0%
           82  Adani Green Energy Ltd. (c) (e)            880
          111  Asian Paints Ltd. (e)                    3,740
           41  Avenue Supermarts
                  Ltd. (b) (c) (d) (e)                  1,701
          464  Axis Bank Ltd. (e)                       4,861
           44  Bajaj Finance Ltd. (e)                   3,019
           91  Bajaj Finserv Ltd. (e)                   1,408
          395  Bharti Airtel Ltd. (e)                   3,602
          173  HCL Technologies Ltd. (e)                2,297
          755  HDFC Bank Ltd. (e)                      14,850
          213  Hindalco Industries Ltd. (e)             1,056
          139  Hindustan Unilever Ltd. (e)              4,341
          298  Housing Development Finance
                  Corp., Ltd. (e)                       9,556
        1,101  ICICI Bank Ltd. (e)                     11,766
          578  Infosys Ltd. (e)                        10,105
        1,265  ITC Ltd. (e)                             5,919
          178  JSW Steel Ltd. (e)                       1,495
          222  Kotak Mahindra Bank Ltd. (e)             4,692
          175  Larsen & Toubro Ltd. (e)                 4,619
          179  Mahindra & Mahindra Ltd. (e)             2,530
           21  Maruti Suzuki India Ltd. (e)             2,124
          520  Reliance Industries Ltd. (e)            14,786
          554  State Bank of India (e)                  3,542
          174  Sun Pharmaceutical Industries
                  Ltd. (e)                              2,085

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
               INDIA (CONTINUED)
          156  Tata Consultancy Services
                  Ltd. (e)                     $        6,115
          324  Tata Motors Ltd. (c) (e)                 1,669
        1,198  Tata Steel Ltd. (e)                      1,530
          100  Tech Mahindra Ltd. (e)                   1,348
           66  Titan Co., Ltd. (e)                      2,027
           19  UltraTech Cement Ltd. (e)                1,766
          228  Wipro Ltd. (e)                           1,017
                                               --------------
                                                      130,446
                                               --------------
               MEXICO -- 17.0%
       37,882  America Movil SAB de CV,
                  Series B                             39,942
        2,957  Fomento Economico Mexicano
                  SAB de CV                            28,151
        3,945  Grupo Financiero Banorte SAB
                  de CV, Class O                       33,215
        8,609  Grupo Mexico SAB de CV,
                  Series B                             40,723
        1,894  Sitios Latinoamerica SAB de
                  CV (c)                                  781
        7,045  Wal-Mart de Mexico SAB de CV            28,149
                                               --------------
                                                      170,961
                                               --------------
               PHILIPPINES -- 2.2%
        1,309  SM Investments Corp. (e)                21,486
                                               --------------
               SOUTH AFRICA -- 15.4%
          114  Capitec Bank Holdings Ltd.              10,806
        6,838  FirstRand Ltd. (e)                      23,177
        1,282  Gold Fields Ltd. (e)                    17,173
        1,251  Impala Platinum Holdings
                  Ltd. (e)                             11,515
        2,523  MTN Group Ltd. (e)                      18,076
          236  Naspers Ltd., Class N (e)               43,729
          809  Sasol Ltd. (e)                          10,932
        1,933  Standard Bank Group Ltd. (e)            18,742
                                               --------------
                                                      154,150
                                               --------------
               SOUTH KOREA -- 16.9%
           31  Celltrion, Inc. (e)                      3,583
           86  Hana Financial Group, Inc. (e)           2,693
           18  Hyundai Mobis Co., Ltd. (e)              2,989
           39  Hyundai Motor Co. (e)                    5,549
           91  Kakao Corp.                              4,271
          106  KB Financial Group, Inc. (e)             3,871
           74  Kia Corp. (e)                            4,618
           14  LG Chem Ltd. (e)                         7,689
           32  LG Electronics, Inc. (e)                 2,856
           43  NAVER Corp. (e)                          6,738
           23  POSCO Holdings, Inc. (e)                 6,507
            6  Samsung Biologics Co.,
                  Ltd. (b) (c) (d) (e)                  3,637
        1,839  Samsung Electronics Co.,
                  Ltd. (e)                             90,940
           16  Samsung SDI Co., Ltd. (e)                9,089
          149  Shinhan Financial Group Co.,
                  Ltd. (e)                              4,048
          161  SK Hynix, Inc. (e)                      11,018
                                               --------------
                                                      170,096
                                               --------------

Page 16                 See Notes to Financial Statements


FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN -- 16.1%
          740  ASE Technology Holding Co.,
                  Ltd. (e)                     $        2,746
        1,719  Cathay Financial Holding Co.,
                  Ltd. (e)                              2,367
        3,754  China Development Financial
                  Holding Corp. (e)                     1,553
        2,560  China Steel Corp. (e)                    2,601
        1,141  Chunghwa Telecom Co., Ltd. (e)           4,485
        4,120  CTBC Financial Holding Co.,
                  Ltd. (e)                              2,967
          420  Delta Electronics, Inc. (e)              4,167
        2,854  E.Sun Financial Holding Co.,
                  Ltd. (e)                              2,377
          363  Evergreen Marine Corp. Taiwan
                  Ltd. (e)                              1,901
        2,334  First Financial Holding Co.,
                  Ltd. (e)                              2,032
        1,059  Formosa Plastics Corp. (e)               3,197
        1,598  Fubon Financial Holding Co.,
                  Ltd. (e)                              2,974
        2,595  Hon Hai Precision Industry Co.,
                  Ltd. (e)                              8,883
          331  MediaTek, Inc. (e)                       8,582
        2,327  Mega Financial Holding Co.,
                  Ltd. (e)                              2,522
        1,072  Nan Ya Plastics Corp. (e)                2,731
        2,108  Taiwan Cooperative Financial
                  Holding Co., Ltd. (e)                 1,810
        5,284  Taiwan Semiconductor
                  Manufacturing Co., Ltd. (e)          92,600
          261  Unimicron Technology Corp. (e)           1,273
        1,053  Uni-President Enterprises
                  Corp. (e)                             2,489
        2,639  United Microelectronics
                  Corp. (e)                             4,618
          499  Yang Ming Marine Transport
                  Corp. (e)                             1,059
        2,642  Yuanta Financial Holding Co.,
                  Ltd. (e)                              1,943
                                               --------------
                                                      161,877
                                               --------------

               TOTAL INVESTMENTS -- 99.6%           1,000,128
               (Cost $989,093)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%                   4,422
                                               --------------
               NET ASSETS -- 100.0%            $    1,004,550
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $625,354 or 62.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New
      York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

-----------------------------------------------------------
                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
Mexican Peso                                       17.1%
South Korean Won                                   17.0
New Taiwan Dollar                                  16.4
South African Rand                                 15.4
Indian Rupee                                       13.1
Brazilian Real                                     12.4
Chilean Peso                                        4.4
Philippine Peso                                     2.2
United States Dollar                                2.0
                                                  ------
     Total                                        100.0%
                                                  ======

                        See Notes to Financial Statements                Page 17


FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       3/31/2023            PRICES            INPUTS             INPUTS
                                                     -----------------------------------------------------------------------
Common Stocks:
   Bermuda......................................     $       20,123    $         20,123   $            --    $            --
   Brazil.......................................            124,388             124,388                --                 --
   Chile........................................             44,225              44,225                --                 --
   Mexico.......................................            170,961             170,961                --                 --
   South Africa.................................            154,150              10,806           143,344                 --
   South Korea..................................            170,096               4,271           165,825                 --
   Other Country Categories*....................            316,185                  --           316,185                 --
                                                     -----------------------------------------------------------------------
Total Investments...............................     $    1,000,128    $        374,774   $       625,354    $            --
                                                     =======================================================================


* See Portfolio of Investments for country breakout.

Page 18                  See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2023 (UNAUDITED)


                                                                                                                 FIRST TRUST
                                                                           FIRST TRUST                            BLOOMBERG
                                                                            NASDAQ LUX        FIRST TRUST          EMERGING
                                                                          DIGITAL HEALTH         INDXX              MARKET
                                                                          SOLUTIONS ETF      METAVERSE ETF     DEMOCRACIES ETF
                                                                              (EKG)              (ARVR)             (EMDM)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments, at value .................................................  $        860,401   $      1,466,265   $      1,000,128
Cash ..................................................................                --              2,621              2,962
Foreign currency, at value ............................................                --                 --                761
Receivables:
   Dividends ..........................................................                 1              1,711              1,735
   Reclaims ...........................................................                --                 --                 83
                                                                         ----------------   ----------------   ----------------
   Total Assets .......................................................           860,402          1,470,597          1,005,669
                                                                         ----------------   ----------------   ----------------
LIABILITIES:
Due to custodian foreign currency .....................................                --                  1                 --
Payables:
   Investment advisory fees ...........................................               461                822                582
   Investment securities purchased ....................................                --                 --                537
                                                                         ----------------   ----------------   ----------------
   Total Liabilities ..................................................               461                823              1,119
                                                                         ----------------   ----------------   ----------------
NET ASSETS                                                               $        859,941   $      1,469,774   $      1,004,550
                                                                         ================   ================   ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................  $      1,005,815   $      1,589,560   $        993,788
Par value .............................................................               500                500                500
Accumulated distributable earnings (loss) .............................          (146,374)          (120,286)            10,262
                                                                         ----------------   ----------------   ----------------
NET ASSETS ............................................................  $        859,941   $      1,469,774   $      1,004,550
                                                                         ================   ================   ================
NET ASSET VALUE, per share ............................................  $          17.20   $          29.39   $          20.09
                                                                         ================   ================   ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................            50,002             50,002             50,002
                                                                         ================   ================   ================
Investments, at cost ..................................................  $        997,263   $      1,521,603   $        989,093
                                                                         ================   ================   ================
Foreign currency, at cost (proceeds) ..................................  $             --   $             (1)  $            738
                                                                         ================   ================   ================


                        See Notes to Financial Statements                Page 19


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2023 (UNAUDITED)


                                                                                                                 FIRST TRUST
                                                                           FIRST TRUST                            BLOOMBERG
                                                                            NASDAQ LUX        FIRST TRUST          EMERGING
                                                                          DIGITAL HEALTH         INDXX              MARKET
                                                                          SOLUTIONS ETF      METAVERSE ETF     DEMOCRACIES ETF
                                                                              (EKG)              (ARVR)           (EMDM) (a)
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
Dividends..............................................................  $            258   $          8,071   $          3,713
Foreign withholding tax................................................                --               (380)              (459)
                                                                         ----------------   ----------------   ----------------
   Total investment income.............................................               258              7,691              3,254
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Investment advisory fees...............................................             2,646              4,458                582
                                                                         ----------------   ----------------   ----------------
   Total expenses......................................................             2,646              4,458                582
                                                                         ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)...........................................            (2,388)             3,233              2,672
                                                                         ----------------   ----------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (24,670)           (44,829)                --
   In-kind redemptions.................................................            34,583                 --                 --
   Foreign currency transactions.......................................                --                120             (3,487)
                                                                         ----------------   ----------------   ----------------
Net realized gain (loss)...............................................             9,913            (44,709)            (3,487)
                                                                         ----------------   ----------------   ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           156,953            397,302             11,035
   Foreign currency translations.......................................                --                 (3)                42
                                                                         ----------------   ----------------   ----------------
Net change in unrealized appreciation (depreciation)...................           156,953            397,299             11,077
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           166,866            352,590              7,590
                                                                         ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................  $        164,478   $        355,823   $         10,262
                                                                         ================   ================   ================


(a)   Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 20                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        FIRST TRUST
                                                                                                        NASDAQ LUX
                                                                                                      DIGITAL HEALTH
                                                                                                       SOLUTIONS ETF
                                                                                                           (EKG)
                                                                                            -----------------------------------
                                                                                               SIX MONTHS
                                                                                                 ENDED              PERIOD
                                                                                               3/31/2023            ENDED
                                                                                              (UNAUDITED)       9/30/2022 (a)
                                                                                            ----------------   ----------------
OPERATIONS:
Net investment income (loss).............................................................   $         (2,388)  $         (4,916)
Net realized gain (loss).................................................................              9,913           (254,104)
Net change in unrealized appreciation (depreciation).....................................            156,953           (293,815)
                                                                                            ----------------   ----------------
Net increase (decrease) in net assets resulting from operations..........................            164,478           (552,835)
                                                                                            ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations....................................................................                 --                 --
                                                                                            ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................................................            824,516          2,043,810
Cost of shares redeemed..................................................................           (837,447)          (782,581)
                                                                                            ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder transactions............            (12,931)         1,261,229
                                                                                            ----------------   ----------------
Total increase (decrease) in net assets..................................................            151,547            708,394

NET ASSETS:
Beginning of period......................................................................            708,394                 --
                                                                                            ----------------   ----------------
End of period............................................................................   $        859,941   $        708,394
                                                                                            ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................................................             50,002                 --
Shares sold..............................................................................             50,000            100,002
Shares redeemed..........................................................................            (50,000)           (50,000)
                                                                                            ----------------   ----------------
Shares outstanding, end of period........................................................             50,002             50,002
                                                                                            ================   ================


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 21


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                 FIRST TRUST
                                                                                                                  BLOOMBERG
                                                                                     FIRST TRUST                   EMERGING
                                                                                        INDXX                       MARKET
                                                                                    METAVERSE ETF              DEMOCRACIES ETF
                                                                                       (ARVR)                       (EMDM)
                                                                         -----------------------------------   ----------------
                                                                            SIX MONTHS                              PERIOD
                                                                              ENDED              PERIOD             ENDED
                                                                            3/31/2023            ENDED            3/31/2023
                                                                           (UNAUDITED)       9/30/2022 (b)     (UNAUDITED) (c)
                                                                         ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................................   $          3,233   $          3,121   $          2,672
Net realized gain (loss)..............................................            (44,709)          (190,428)            (3,487)
Net change in unrealized appreciation (depreciation)..................            397,299           (452,641)            11,077
                                                                         ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from operations.......            355,823           (639,948)            10,262
                                                                         ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.................................................             (3,270)                --                 --
                                                                         ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................................                 --          3,024,808            994,288
Cost of shares redeemed...............................................                 --         (1,267,639)                --
                                                                         ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder
   transactions.......................................................                 --          1,757,169            994,288
                                                                         ----------------   ----------------   ----------------
Total increase (decrease) in net assets...............................            352,553          1,117,221          1,004,550

NET ASSETS:
Beginning of period...................................................          1,117,221                 --                 --
                                                                         ----------------   ----------------   ----------------
End of period.........................................................   $      1,469,774   $      1,117,221   $      1,004,550
                                                                         ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............................             50,002                 --                 --
Shares sold...........................................................                 --            100,002             50,002
Shares redeemed.......................................................                 --            (50,000)                --
                                                                         ----------------   ----------------   ----------------
Shares outstanding, end of period.....................................             50,002             50,002             50,002
                                                                         ================   ================   ================


(b)   Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c)   Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 22                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)


                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                    3/31/2023           ENDED
                                                                   (UNAUDITED)      9/30/2022 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period...........................     $   14.17         $   20.44
                                                                    ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.05)            (0.10)
Net realized and unrealized gain (loss)........................          3.08             (6.17)
                                                                    ---------         ---------
Total from investment operations...............................          3.03             (6.27)
                                                                    ---------         ---------
Net asset value, end of period.................................     $   17.20         $   14.17
                                                                    =========         =========
TOTAL RETURN (b)...............................................         21.38%           (30.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $     860         $     708
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (c)         0.65% (c)
Ratio of net investment income (loss) to average net assets ...         (0.59)% (c)       (0.61)% (c)
Portfolio turnover rate (d)....................................             7%                5%

FIRST TRUST INDXX METAVERSE ETF (ARVR)

                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                    3/31/2023           ENDED
                                                                   (UNAUDITED)      9/30/2022 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period...........................     $   22.34         $   30.21
                                                                    ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.07              0.06
Net realized and unrealized gain (loss)........................          7.05             (7.93)
                                                                    ---------         ---------
Total from investment operations...............................          7.12             (7.87)
                                                                    ---------         ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.07)               --
                                                                    ---------         ---------
Net asset value, end of period.................................     $   29.39         $   22.34
                                                                    =========         =========
TOTAL RETURN (b)...............................................         31.91%           (26.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,470         $   1,117
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.70% (c)         0.70% (c)
Ratio of net investment income (loss) to average net assets ...          0.51% (c)         0.28% (c)
Portfolio turnover rate (d)....................................            17%               11%


(a)   Inception dates for EKG and ARVR are March 22, 2022 and April 19, 2022,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 23


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST BLOOMBERG EMERGING MARKET DEMOCRACIES ETF (EMDM)


                                                                     PERIOD
                                                                      ENDED
                                                                  3/31/2023 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.81
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.05
Net realized and unrealized gain (loss)........................          0.23
                                                                    ---------
Total from investment operations...............................          0.28
                                                                    ---------
Net asset value, end of period.................................     $   20.09
                                                                    =========
TOTAL RETURN (b)...............................................          1.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,005
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.75% (c)
Ratio of net investment income (loss) to average net assets....          3.44% (c)
Portfolio turnover rate (d)....................................             0%


(a)   Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 24                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the three funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust Nasdaq Lux Digital Health Solutions ETF - (the Nasdaq Stock
           Market LLC ("Nasdaq") ticker "EKG")
        First Trust Indxx Metaverse ETF - (Nasdaq ticker "ARVR")
        First Trust Bloomberg Emerging Market Democracies ETF - (NYSE Arca, Inc.
           ticker "EMDM")(1)

(1)   Commenced investment operations on March 2, 2023.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust Nasdaq Lux Digital Health Solutions ETF                             Nasdaq Lux Health Tech(TM) Index
First Trust Indxx Metaverse ETF                                                 Indxx Metaverse Index
First Trust Bloomberg Emerging Market Democracies ETF                           Bloomberg Emerging Market Democracies Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Funds did not pay a distribution during the fiscal period ended September
30, 2022.

As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                Accumulated           Net
                                                                             Undistributed      Capital and       Unrealized
                                                                               Ordinary            Other         Appreciation
                                                                                Income          Gain (Loss)     (Depreciation)
                                                                            ---------------   ---------------   ---------------
First Trust Nasdaq Lux Digital Health Solutions ETF                         $            --   $       (17,037)  $      (293,815)
First Trust Indxx Metaverse ETF                                                         482            (20,680)        (452,641)


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit for EKG and ARVR. As of March 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                             Non-Expiring
                                                                             Capital Loss
                                                                             Carryforward
                                                                            ---------------
First Trust Nasdaq Lux Digital Health Solutions ETF                         $        17,037
First Trust Indxx Metaverse ETF                                                      20,680


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2022, the Funds had no net late year ordinary or capital losses.

As of March 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                         Gross             Gross        Net Unrealized
                                                                      Unrealized        Unrealized       Appreciation
                                                     Tax Cost        Appreciation     (Depreciation)    (Depreciation)
                                                  ---------------   ---------------   ---------------   ---------------
First Trust Nasdaq Lux Digital Health
   Solutions ETF                                  $       997,263   $        20,053   $      (156,915)  $      (136,862)
First Trust Indxx Metaverse ETF                         1,521,603           105,136          (160,474)          (55,338)
First Trust Bloomberg Emerging Market
   Democracies ETF                                        989,093            27,145           (16,110)           11,035


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the following schedule:


                               Breakpoints                                      EKG        ARVR        EMDM
-------------------------------------------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.65000%    0.7000%    0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.63375%    0.6825%    0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.61750%    0.6650%    0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.60125%    0.6475%    0.69375%
Fund net assets greater than $10 billion                                      0.58500%    0.6300%    0.67500%


Prior to November 1, 2022, EKG and ARVR each paid First Trust an annual unitary management fee equal to 0.65% and 0.70%, respectively, of its average daily net assets.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                 Purchases           Sales
                                                                              ---------------   ---------------
First Trust Nasdaq Lux Digital Health Solutions ETF                           $        59,657   $        62,189
First Trust Indxx Metaverse ETF                                                       220,222           218,231
First Trust Bloomberg Emerging Market Democracies ETF                                 624,728                --


For the period ended March 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                 Purchases           Sales
                                                                              ---------------   ---------------
First Trust Nasdaq Lux Digital Health Solutions ETF                           $       824,356   $       836,972
First Trust Indxx Metaverse ETF                                                            --                --
First Trust Bloomberg Emerging Market Democracies ETF                                 364,365                --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact- based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 7, 2024 for EKG,
April 13, 2024 for ARVR and February 28, 2025 for EMDM.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                                                                         Page 33

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of
First Trust Bloomberg Emerging Market Democracies ETF (the "Fund"), for an
initial two-year term at a meeting held on December 12, 2022. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the
Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the
Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The
Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund's investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940
Act, as well as the Fund's compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the
Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs.
Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the
Advisor how the Expense Group was assembled and how the Fund compared and


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor's statement that the Fund will be most comparable to three other index ETFs managed by the Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.75% or 0.80% of its average daily net assets, given each strategy's focus on emerging market equity exposure through a unique, alpha-seeking index methodology. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The
Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board considered indirect benefits described by the
Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted
that the Advisor will not utilize soft dollars in connection with the Fund. The
Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Nasdaq Lux
Digital Health Solutions ETF (the "Fund").

The Board approved the Amendment at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Amendment, the Board considered that the purpose of the
Amendment is to modify the unitary fee rate for the Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, approved the
Agreement for an initial two-year period ending March 7, 2024 at a meeting held on January 24, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the
Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of the Fund.

                                                                         Page 35

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2023 (UNAUDITED)

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Indxx Metaverse
ETF (the "Fund").

The Board approved the Amendment at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Amendment, the Board considered that the purpose of the
Amendment is to modify the unitary fee rate for the Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, approved the
Agreement for an initial two-year period ending March 4, 2024 at a meeting held on January 24, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the
Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of the Fund.


FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2023